UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end: 11/30

Date of reporting period: 5/31/25

Item 1. Reports to Stockholders.

(a)
Inspire 100 ETF

(BIBL) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire 100 ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/bibl. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 100 ETF	$20	0.35%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -6.04%. This disappointing performance was driven predominately by the downward momentum and correction in the US large cap equity market during the first four months of the period. The sectors that helped support the Fund with positive performance came from the Consumer Discretionary, Materials, Health Care and Financials sectors. The sectors that caused the largest drag to performance during the period due to security selection were the Communications Services, Industrials, Consumer Staples and Energy sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed in line with the broader large cap market. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 100 ETF - NAV
Inspire 100 Index
S&P 500® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$26,113
$21,552
$20,424
Oct-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Inspire 100 ETF - NAV	Inspire 100 Index	S&P 500® Index
Oct-2017	$10,000	$10,000	$10,000
May-2018	$10,707	$10,758	$10,642
May-2019	$10,626	$10,742	$11,045
May-2020	$12,398	$12,477	$12,463
May-2021	$17,602	$18,230	$17,488
May-2022	$16,200	$16,872	$17,435
May-2023	$15,461	$16,178	$17,945
May-2024	$19,243	$20,230	$23,003
May-2025	$20,424	$21,552	$26,113

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (October 30, 2017)
Inspire 100 ETF - NAV	-6.04%	6.14%	10.50%	9.87%
Inspire 100 Index	-5.87%	6.53%	11.55%	10.66%
S&P 500® Index	-1.35%	13.52%	15.94%	13.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$306,690,105
  Number of Portfolio Holdings101
  Advisory Fee (net of waivers)$358,516
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.3%
Industrials
23.0%
Real Estate
14.8%
Financials
9.8%
Energy
6.4%
Health Care
6.0%
Materials
5.5%
Utilities
3.8%
Consumer Discretionary
1.1%
Consumer Staples
1.0%
Money Market Funds
0.2%
Communications
0.1%

Value	Value
Communications	0.1%
Money Market Funds	0.2%
Consumer Staples	1.0%
Consumer Discretionary	1.1%
Utilities	3.8%
Materials	5.5%
Health Care	6.0%
Energy	6.4%
Financials	9.8%
Real Estate	14.8%
Industrials	23.0%
Technology	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Caterpillar, Inc.	5.1%
Progressive Corporation (The)	5.0%
Arista Networks, Inc.	3.5%
KLA Corporation	3.1%
Prologis, Inc.	3.1%
Amphenol Corporation, Class A	3.1%
Welltower, Inc.	2.9%
Interactive Brokers Group, Inc., Class A	2.8%
Parker-Hannifin Corporation	2.6%
Cintas Corporation	2.5%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire 100 ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/bibl), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-BIBL

Inspire 500 ETF

(PTL) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire 500 ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/ptl. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire 500 ETF	$40	0.09%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -1.73%. This negative performance was driven by a pullback over the past several months in the broader US Large Cap markets and particularly in the Communication Services and Energy sectors. The sectors that contributed most to the positive performance within the Fund were the Information Technology, Utilities, and Financials. During the last several months, there has been a minor correction and modest recovery in the broader US Large Cap market due to uncertainty about the next move in interest rates by the Federal Reserve. The Fund performed better than the broader large cap market during the period due to the Fund having minimal exposure to the Mega Cap Growth stocks that have been the driving force in the US large cap markets for the past couple of years but led the market lower during the last several months. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire 500 ETF - NAV
Inspire 500 Index
S&P 500® Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$11,509
$11,163
$11,155
03/31/24
03/25/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25

	Inspire 500 ETF - NAV	Inspire 500 Index	S&P 500® Index
03/25/24	$10,000	$10,000	$10,000
03/31/24	$10,115	$10,114	$10,071
04/30/24	$9,588	$9,587	$9,659
05/31/24	$9,860	$9,862	$10,138
06/30/24	$9,961	$9,965	$10,502
07/31/24	$10,284	$10,290	$10,630
08/31/24	$10,510	$10,517	$10,888
09/30/24	$10,737	$10,745	$11,120
10/31/24	$10,579	$10,588	$11,020
11/30/24	$11,352	$11,364	$11,666
12/31/24	$10,762	$10,771	$11,388
01/31/25	$11,194	$11,204	$11,705
02/28/25	$10,921	$10,930	$11,553
03/31/25	$10,404	$10,413	$10,902
04/30/25	$10,446	$10,454	$10,828
05/31/25	$11,155	$11,163	$11,509

Average Annual Total Returns

	6 Months	1 Year	Since Inception (March 25, 2024)
Inspire 500 ETF - NAV	-1.73%	13.13%	9.67%
Inspire 500 Index	-1.77%	13.20%	9.74%
S&P 500® Index	-1.35%	13.52%	12.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$335,802,708
  Number of Portfolio Holdings453
  Advisory Fee $124,069
  Portfolio Turnover16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
28.1%
Industrials
16.7%
Financials
8.5%
Energy
8.3%
Consumer Discretionary
8.2%
Real Estate
6.8%
Utilities
6.5%
Materials
6.3%
Health Care
5.8%
Consumer Staples
2.9%
Communications
1.5%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Communications	1.5%
Consumer Staples	2.9%
Health Care	5.8%
Materials	6.3%
Utilities	6.5%
Real Estate	6.8%
Consumer Discretionary	8.2%
Energy	8.3%
Financials	8.5%
Industrials	16.7%
Technology	28.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.7%
Palantir Technologies, Inc., Class A	4.0%
Exxon Mobil Corporation	3.2%
NextEra Energy, Inc.	2.6%
Home Depot, Inc. (The)	2.5%
GE Vernova, LLC	1.8%
Snowflake, Inc., Class A	1.6%
Linde PLC	1.5%
Intercontinental Exchange, Inc.	1.5%
Republic Services, Inc.	1.4%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire 500 ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/ptl), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-PTL

Inspire Corporate Bond ETF

(IBD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire Corporate Bond ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/ibd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Corporate Bond ETF	$21	0.42%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 2.02%. This positive performance was driven by falling interest rates on the short to intermediate end of the yield curve compared to interest rates rising on the long end of the yield curve spectrum in anticipation that the next move in interest rates by the Federal Reserve may be a rate cut or two. The investment grade quality fixed income portfolio of the Fund performed in line with the broader fixed income market even though the Fund had no exposure to US Treasuries or mortgage-backed securities. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Inspire Corporate Bond ETF - NAV	Inspire Corporate Bond Impact Index	Bloomberg Intermediate Corporate Index	Bloomberg U.S. Intermediate Credit Index
07/10/17	$10,000	$10,000	$10,000	$10,000
05/31/18	$9,925	$10,011	$9,983	$9,982
05/31/19	$10,490	$10,680	$10,644	$10,629
05/31/20	$11,022	$11,588	$11,410	$11,377
05/31/21	$11,301	$12,151	$11,849	$11,759
05/31/22	$10,428	$11,237	$10,989	$10,937
05/31/23	$10,400	$11,245	$10,992	$10,936
05/31/24	$10,830	$11,827	$11,540	$11,438
05/31/25	$11,547	$12,659	$12,359	$12,240

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (July 10, 2017)
Inspire Corporate Bond ETF - NAV	2.02%	6.63%	0.94%	1.84%
Inspire Corporate Bond Impact Index	2.28%	7.04%	1.78%	3.03%
Bloomberg Intermediate Corporate Index	2.31%	7.09%	1.61%	2.72%
Bloomberg U.S. Intermediate Credit Index	2.36%	7.01%	1.47%	2.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$381,937,904
  Number of Portfolio Holdings248
  Advisory Fee $545,997
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate
18.9%
Industrials
18.8%
Technology
11.2%
Energy
10.8%
Materials
9.1%
Utilities
8.3%
Consumer Staples
6.8%
Financials
6.6%
Consumer Discretionary
5.3%
Health Care
3.0%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Health Care	3.0%
Consumer Discretionary	5.3%
Financials	6.6%
Consumer Staples	6.8%
Utilities	8.3%
Materials	9.1%
Energy	10.8%
Technology	11.2%
Industrials	18.8%
Real Estate	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Trimble, Inc., 4.900%, 06/15/28	1.8%
Amphenol Corporation, 4.350%, 06/01/29	1.8%
Valero Energy Corporation, 4.350%, 06/01/28	1.8%
Loews Corporation, 3.750%, 04/01/26	1.8%
Alexandria Real Estate Equities, Inc., 4.900%, 12/15/30	1.8%
Republic Services, Inc., 3.950%, 05/15/28	1.8%
AutoZone, Inc., 3.750%, 06/01/27	1.8%
Cboe Global Markets, Inc., 3.650%, 01/12/27	1.8%
Dollar General Corporation, 3.875%, 04/15/27	1.8%
Camden Property Trust, 4.900%, 01/15/34	1.8%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire Corporate Bond ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/ibd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-IBD

Inspire Momentum ETF

(GLRY) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire Momentum ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/glry. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Momentum ETF	$39	0.80%Footnote Reference*

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -2.06%. This modest negative performance was driven predominately by the downward trajectory of the US large cap and mid cap markets during the period. Due to the Fund’s focus on the momentum factor that was in favor over the period, as well as security selection in the Utilities, Information Technology and Health Care sectors, helped achieve the positive performance within the Fund during the period. The sectors that caused the largest drag to performance were the Communication Services, Materials and Energy sectors. Although there was volatility in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed well compared to the broader mid-cap market. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Momentum ETF - NAV
S&P MidCap 400® Index
S&P Composite 1500® Index
$20,000
$15,000
$10,000
$5,000
$0
$16,845
$14,373
$13,732
Dec-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Inspire Momentum ETF - NAV	S&P MidCap 400® Index	S&P Composite 1500® Index
Dec-2020	$10,000	$10,000	$10,000
May-2021	$11,788	$12,269	$11,548
May-2022	$9,660	$11,469	$11,443
May-2023	$9,806	$11,168	$11,712
May-2024	$12,893	$14,068	$14,975
May-2025	$13,732	$14,373	$16,845

Average Annual Total Returns

	6 Months	1 Year	Since Inception (December 7, 2020)
Inspire Momentum ETF - NAV	-2.06%	6.50%	7.34%
S&P MidCap 400® Index	-10.15%	2.17%	8.44%
S&P Composite 1500® Index	-2.22%	12.49%	12.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$79,181,114
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$212,688
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
25.6%
Technology
18.5%
Consumer Discretionary
12.4%
Financials
11.1%
Health Care
8.7%
Consumer Staples
5.5%
Energy
4.9%
Utilities
4.4%
Communications
3.9%
Real Estate
2.7%
Materials
2.2%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	2.2%
Real Estate	2.7%
Communications	3.9%
Utilities	4.4%
Energy	4.9%
Consumer Staples	5.5%
Health Care	8.7%
Financials	11.1%
Consumer Discretionary	12.4%
Technology	18.5%
Industrials	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NRG Energy, Inc.	4.4%
AppLovin Corporation, Class A	3.9%
Broadcom, Inc.	3.9%
Curtiss-Wright Corporation	3.8%
Amphenol Corporation, Class A	3.7%
Cinemark Holdings, Inc.	3.7%
EMCOR Group, Inc.	3.5%
BWX Technologies, Inc.	3.4%
Encompass Health Corporation	3.3%
AutoNation, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire Momentum ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/glry), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-GLRY

Inspire Fidelis Multi Factor ETF

(FDLS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire Fidelis Multi Factor ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/fdls. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Fidelis Multi Factor ETF	$33	0.69%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -5.98%. This weak performance was driven predominately by the downward momentum in the US equity markets (particularly the small and mid-cap segments of the market) during the period even though the international market exhibited strong upward momentum. Security selection in the Utilities, Consumer Discretionary, Materials, Information Technology, Industrials and Financials sectors helped the Fund with positive performance. The sectors that caused the largest drag to performance were the Communication Services and Consumer Staples sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Fidelis Multi Factor ETF - NAV
WI Fidelis Multi-Cap, Multi-Factor Index
S&P Global 1200 Index
MSCI ACWI Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$14,943
$14,517
$13,543
$13,103
08/23/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
05/31/25

	Inspire Fidelis Multi Factor ETF - NAV	WI Fidelis Multi-Cap, Multi-Factor Index	S&P Global 1200 Index	MSCI ACWI Index
08/23/22	$10,000	$10,000	$10,001	$10,000
09/30/22	$8,808	$8,841	$8,738	$8,746
12/31/22	$9,799	$9,899	$9,662	$9,600
03/31/23	$10,120	$10,239	$10,406	$10,301
06/30/23	$10,970	$11,126	$11,119	$10,938
09/30/23	$10,721	$10,896	$10,712	$10,566
12/31/23	$11,897	$12,125	$11,922	$11,731
03/31/24	$12,384	$12,654	$13,003	$12,693
06/30/24	$12,064	$12,336	$13,411	$13,057
09/30/24	$12,846	$13,164	$14,263	$13,921
12/31/24	$12,782	$13,173	$14,183	$13,783
03/31/25	$12,230	$12,622	$14,010	$13,601
05/31/25	$13,103	$13,543	$14,943	$14,517

Average Annual Total Returns

	6 Months	1 Year	Since Inception (August 23, 2022)
Inspire Fidelis Multi Factor ETF - NAV	-5.98%	5.64%	10.25%
WI Fidelis Multi-Cap, Multi-Factor Index	-5.31%	6.84%	11.57%
S&P Global 1200 Index	2.87%	13.95%	15.61%
MSCI ACWI Index	2.83%	13.65%	14.40%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$80,681,414
  Number of Portfolio Holdings101
  Advisory Fee $180,400
  Portfolio Turnover112%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.2%
Master Limited Partnerships	0.9%
Money Market Funds	1.1%
Partnership Shares	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
17.4%
Technology
15.6%
Industrials
15.5%
Health Care
10.1%
Energy
8.9%
Consumer Discretionary
8.7%
Communications
8.6%
Consumer Staples
8.0%
Materials
4.3%
Utilities
2.6%
Money Market Funds
1.1%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.1%
Utilities	2.6%
Materials	4.3%
Consumer Staples	8.0%
Communications	8.6%
Consumer Discretionary	8.7%
Energy	8.9%
Health Care	10.1%
Industrials	15.5%
Technology	15.6%
Financials	17.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dave, Inc.	2.2%
NRG Energy, Inc.	1.5%
American Superconductor Corporation	1.4%
Build-A-Bear Workshop, Inc.	1.3%
Curtiss-Wright Corporation	1.3%
Tenet Healthcare Corporation	1.3%
Comfort Systems USA, Inc.	1.3%
TTM Technologies, Inc.	1.3%
Howmet Aerospace, Inc.	1.2%
Universal Technical Institute, Inc.	1.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire Fidelis Multi Factor ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/fdls), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-FDLS

Inspire Global Hope ETF

(BLES) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire Global Hope ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/bles. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Global Hope ETF	$30	0.60%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 1.46%. This modest performance was driven by the upward momentum and global security selection in the Communications Services, Financials and Utilities sectors. The other sectors that helped achieve this positive performance came from the Consumer Staples, Industrials and Materials sectors. The sectors that caused the largest drag to performance were the Health Care and Information Technology sectors. Although there was volatility in the global markets during the period due to the wars in Ukraine and Gaza as well as geo-political tensions with Russia and China, the Fund performed in line with the broader international large cap market even though the Fund was hampered by the exposure to US Large Cap stocks that suffered negative performance during the period. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Global Hope ETF - NAV
Inspire Global Hope Index
S&P Global 1200 Index
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$24,961
$20,918
$20,055
Feb-2017
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Inspire Global Hope ETF - NAV	Inspire Global Hope Index	S&P Global 1200 Index
Feb-2017	$10,000	$10,000	$9,999
May-2017	$10,408	$10,461	$10,494
May-2018	$11,488	$11,565	$11,793
May-2019	$11,150	$11,448	$11,815
May-2020	$10,979	$11,135	$12,626
May-2021	$17,169	$17,304	$17,870
May-2022	$16,061	$16,310	$17,127
May-2023	$15,496	$15,880	$17,530
May-2024	$18,542	$19,132	$21,911
May-2025	$20,055	$20,918	$24,961

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Global Hope ETF - NAV	1.46%	8.16%	12.81%	8.80%
Inspire Global Hope Index	2.04%	9.34%	13.44%	9.35%
S&P Global 1200 Index	2.87%	13.95%	14.60%	11.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$126,668,971
Number of Portfolio Holdings	402
Advisory Fee	$175,808
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Money Market Funds	0.8%
Preferred Stocks	0.2%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
17.7%
Technology
13.7%
Financials
13.5%
Materials
11.4%
Utilities
7.1%
Health Care
7.0%
Energy
6.8%
Real Estate
6.6%
Consumer Discretionary
6.4%
Consumer Staples
6.0%
Communications
2.8%
Money Market Funds
0.8%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.8%
Communications	2.8%
Consumer Staples	6.0%
Consumer Discretionary	6.4%
Real Estate	6.6%
Energy	6.8%
Health Care	7.0%
Utilities	7.1%
Materials	11.4%
Financials	13.5%
Technology	13.7%
Industrials	17.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.8%
Delta Electronics Thailand PCL	0.4%
Vertiv Holdings Company	0.3%
Toyota Industries Corporation	0.3%
Broadcom, Inc.	0.3%
Coinbase Global, Inc., Class A	0.3%
Curtiss-Wright Corporation	0.3%
WiseTech Global Ltd.	0.3%
Snowflake, Inc., Class A	0.3%
Amphenol Corporation, Class A	0.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire Global Hope ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/bles), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-BLES

Inspire International ETF

(WWJD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire International ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/wwjd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire International ETF	$34	0.64%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of 12.22%. This positive performance was driven predominately by the upward momentum in the International and Emerging Markets during the period. Security selection in the Financials, Communication Services, Industrials and Materials sectors helped achieve this positive performance. The sectors that caused the largest drag to performance were the Information Technology and Real Estate sectors. Although there was volatility in the international markets during the period due to the wars in Ukraine and Gaza and geo-political tensions with Russia and China, the Fund performed in line with the broader global international market even though the Fund had no exposure to the Chinese markets that have seen upward momentum recently and are a large portion of the international markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire International ETF - NAV
Inspire International NTR Index
S&P International 700 TR
Inspire Global Hope Ex-US GTR Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,042
$16,821
$16,566
$16,247
09/30/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24
05/31/25

	Inspire International ETF - NAV	Inspire International NTR Index	S&P International 700 TR	Inspire Global Hope Ex-US GTR Index
09/30/19	$10,000	$10,000	$10,000	$10,000
05/31/20	$9,215	$9,166	$9,323	$8,789
05/31/21	$14,592	$14,352	$13,393	$13,823
05/31/22	$13,202	$13,013	$11,981	$12,609
05/31/23	$13,019	$12,320	$12,132	$12,570
05/31/24	$15,072	$14,275	$14,422	$14,670
05/31/25	$17,042	$16,247	$16,566	$16,821

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (September 30, 2019)
Inspire International ETF - NAV	12.22%	13.07%	13.09%	9.86%
Inspire International NTR Index	12.50%	13.82%	12.13%	8.94%
S&P International 700 TR	13.23%	14.87%	12.19%	9.31%
Inspire Global Hope Ex-US GTR Index	13.03%	14.67%	13.86%	9.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$329,219,917
Number of Portfolio Holdings	201
Advisory Fee	$681,950
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.6%
Money Market Funds	2.0%
Preferred Stocks	0.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
19.0%
Industrials
17.7%
Materials
14.2%
Utilities
9.7%
Consumer Staples
7.1%
Energy
6.8%
Technology
5.9%
Consumer Discretionary
5.7%
Health Care
5.1%
Communications
4.6%
Real Estate
3.4%
Money Market Funds
2.1%
Liabilities in Excess of Other Assets
-1.3%

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Money Market Funds	2.1%
Real Estate	3.4%
Communications	4.6%
Health Care	5.1%
Consumer Discretionary	5.7%
Technology	5.9%
Energy	6.8%
Consumer Staples	7.1%
Utilities	9.7%
Materials	14.2%
Industrials	17.7%
Financials	19.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	2.1%
Delta Electronics Thailand PCL	0.8%
Toyota Industries Corporation	0.7%
WiseTech Global Ltd.	0.6%
Grupo Financiero Banorte SAB de CV	0.6%
Chandra Asri Pacific Tbk P.T.	0.6%
Ryanair Holdings plc	0.6%
Continental A.G.	0.6%
Trane Technologies PLC	0.6%
Ajinomoto Company, Inc.	0.6%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire International ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/wwjd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-WWJD

Inspire Small/Mid Cap ETF

(ISMD) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire Small/Mid Cap ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/ismd. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Small/Mid Cap ETF	$23	0.49%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -15.37%. This negative performance was driven predominately by the downward momentum of the US midcap and small cap markets during the period. Security selection in the Energy, Information Technology and Consumer Discretionary sectors helped the performance of the Fund from a positive perspective, but the sectors that caused the largest drag to performance were the Health Care, Consumer Staples and Utilities sectors. Although there was volatility and a market correction in the markets during the period due to uncertainty about the next move in interest rates by the Federal Reserve, the Fund performed in line with the broader small and mid-cap markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Small/Mid Cap ETF - NAV
Inspire Small/Mid Cap Index
Russell 2000® Index
S&P SmallCap 600® Equal Weight Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$18,265
$16,835
$16,424
$16,410
02/27/17
05/31/17
05/31/18
05/31/19
05/31/20
05/31/21
05/31/22
05/31/23
05/31/24
05/31/25

	Inspire Small/Mid Cap ETF - NAV	Inspire Small/Mid Cap Index	Russell 2000® Index	S&P SmallCap 600® Equal Weight Index
02/27/17	$10,000	$10,000	$10,000	$10,000
05/31/17	$9,728	$9,734	$9,767	$9,579
05/31/18	$11,504	$11,689	$11,796	$11,782
05/31/19	$10,492	$10,580	$10,729	$10,196
05/31/20	$9,549	$9,694	$10,360	$9,131
05/31/21	$15,997	$16,937	$17,048	$17,639
05/31/22	$14,856	$15,892	$14,165	$15,993
05/31/23	$14,244	$15,301	$13,502	$14,536
05/31/24	$17,194	$18,579	$16,218	$16,926
05/31/25	$16,835	$18,265	$16,410	$16,424

Average Annual Total Returns

	6 Months	1 Year	5 years	Since Inception (February 27, 2017)
Inspire Small/Mid Cap ETF - NAV	-15.37%	-2.09%	12.01%	6.51%
Inspire Small/Mid Cap Index	-15.28%	-1.69%	13.51%	7.57%
Russell 2000® Index	-14.54%	1.19%	9.64%	6.18%
S&P SmallCap 600® Equal Weight Index	-16.00%	-2.97%	12.46%	6.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$175,735,790
  Number of Portfolio Holdings498
  Advisory Fee $275,621
  Portfolio Turnover18%

Asset Weighting (% of total investments)

Value	Value
Business Development Companies	0.6%
Common Stocks	97.8%
Money Market Funds	1.6%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
18.3%
Industrials
15.6%
Consumer Discretionary
14.1%
Technology
13.7%
Health Care
8.4%
Materials
7.7%
Real Estate
7.7%
Consumer Staples
5.0%
Utilities
3.7%
Energy
3.3%
Communications
2.4%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-1.6%

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Money Market Funds	1.7%
Communications	2.4%
Energy	3.3%
Utilities	3.7%
Consumer Staples	5.0%
Real Estate	7.7%
Materials	7.7%
Health Care	8.4%
Technology	13.7%
Consumer Discretionary	14.1%
Industrials	15.6%
Financials	18.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	1.7%
Compass Minerals International, Inc.	0.4%
OPAL Fuels, Inc.	0.4%
Landsea Homes Corporation	0.4%
Sleep Number Corporation	0.3%
Argan, Inc.	0.3%
Avis Budget Group, Inc.	0.3%
Groupon, Inc.	0.3%
National Vision Holdings, Inc.	0.3%
ATI, Inc.	0.3%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire Small/Mid Cap ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/ismd), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-ISMD

Inspire Tactical Balanced ETF

(RISN) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Inspire Tactical Balanced ETF for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.inspireetf.com/etf/risn. You can also request this information by contacting us at 1-877-658-9473.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inspire Tactical Balanced ETF	$35	0.72%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund had a return on the NAV for the first 6 months of the fiscal year of -5.31%. Since the Fund has a current target of 80% to be invested in US Large Cap stocks, most of this negative performance was driven by the downward momentum in the US equity markets during the period. Security selection in the Health Care and Industrials sectors helped with positive performance, but the sectors that caused the largest drag to performance was the lack of exposure to the Consumer Staples and Communication Services sectors. The Fund is also currently invested at a 20% level in US Treasury exposure, so the most positive performance within the Fund was driven by falling interest rates on the short and intermediate end of the yield curve spectrum in anticipation that the next move in interest rates by the Federal Reserve may be a rate cut or two. Although there was volatility in both the equity and fixed income markets during the period the Fund performed in line with the broader large cap market as well as the intermediate fixed income markets. During the period ended May 31, 2025, the Fund's use of the current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Inspire Tactical Balanced ETF - NAV
S&P Target Risk Moderate Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$12,936
$12,457
Jul-2020
May-2021
May-2022
May-2023
May-2024
May-2025

	Inspire Tactical Balanced ETF - NAV	S&P Target Risk Moderate Index
Jul-2020	$10,000	$10,000
May-2021	$11,922	$11,202
May-2022	$11,205	$10,396
May-2023	$10,561	$10,348
May-2024	$12,317	$11,462
May-2025	$12,936	$12,457

Average Annual Total Returns

	6 Months	1 Year	Since Inception (July 15, 2020)
Inspire Tactical Balanced ETF - NAV	-5.31%	5.02%	5.42%
S&P Target Risk Moderate Index	1.74%	8.68%	4.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$78,643,149
  Number of Portfolio Holdings26
  Advisory Fee $206,086
  Portfolio Turnover218%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.2%
Exchange-Traded Funds	19.6%
Partnership Shares	3.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income 19.5%
Industrials 16.0%
Technology 15.9%
Consumer Discretionary 12.9%
Energy 12.8%
Financials 9.6%
Consumer Staples 6.4%
Communications 3.2%
Materials 3.2%
Other Assets in Excess of Liabilities 0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Materials	3.2%
Communications	3.2%
Consumer Staples	6.4%
Financials	9.6%
Energy	12.8%
Consumer Discretionary	12.9%
Technology	15.9%
Industrials	16.0%
Fixed Income	19.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab Short-Term U.S. Treasury ETF	19.5%
AutoZone, Inc.	3.4%
O'Reilly Automotive, Inc.	3.3%
AppLovin Corporation, Class A	3.2%
Canadian Pacific Kansas City Ltd.	3.2%
Kinder Morgan, Inc.	3.2%
Monster Beverage Corporation	3.2%
Interactive Brokers Group, Inc., Class A	3.2%
Brookfield Asset Management Ltd.	3.2%
Fortinet, Inc.	3.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.

Inspire Tactical Balanced ETF

Semi-Annual Shareholder Report - May 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.inspireetf.com/etf/risn), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053125-RISN

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap ETF (ISMD)

Inspire Corporate Bond ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ETF (WWJD)

Inspire Tactical Balanced ETF (RISN)

Inspire Momentum ETF (GLRY)

Inspire Fidelis Multi Factor ETF (FDLS)

Inspire 500 ETF (PTL)

Semi-Annual Financial Statements and
Additional Information

May 31, 2025

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	APPAREL & TEXTILE PRODUCTS - 0.7%
2,704	Deckers Outdoor Corporation(a)	$285,326
114	Hermes International SCA	314,250
42,593	PRADA SpA	278,664
		878,240
	ASSET MANAGEMENT - 1.0%
6,300	3i Group plc	345,642
5,811	Brookfield Corporation	335,528
4,279	Julius Baer Group Ltd.	281,477
206	Partners Group Holding A.G.	275,925
		1,238,572
	AUTOMOTIVE - 2.2%
10,702	BorgWarner, Inc.	354,129
4,175	Continental A.G.	366,403
23,743	Denso Corporation	323,688
702	Ferrari N.V.	336,090
140,528	Geely Automobile Holdings Ltd.	315,786
12,894	Gentex Corporation	278,124
9,701	Mahindra & Mahindra Ltd. - GDR	332,744
3,481	Toyota Industries Corporation	438,273
		2,745,237
	BANKING - 5.8%
949,833	Bank Mandiri Persero Tbk P.T.	308,841
6,453	Bank Polska Kasa Opieki S.A.	317,771
1,219,537	Bank Rakyat Indonesia Persero Tbk P.T.	332,941
74,978	BOC Hong Kong Holdings Ltd.	316,509
3,187	Commonwealth Bank of Australia	361,403
16,593	Credit Agricole S.A.	303,395
8,840	Danske Bank A/S	337,907
164	First Citizens BancShares, Inc., Class A	303,216
364,391	First Financial Holding Company Ltd.	329,350
42,243	Grupo Financiero Banorte S.A.B. de C.V.	374,607
22,288	Hang Seng Bank Ltd.	312,103
58,128	Intesa Sanpaolo SpA	324,033
19,464	KakaoBank Corporation	331,291

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 5.8% (Continued)
3,278	KBC Group N.V.	$323,632
14,027	National Australia Bank Ltd.	343,533
4,321	OTP Bank Nyrt	327,759
15,188	Powszechna Kasa Oszczednosci Bank Polski S.A.	305,497
14,085	Regions Financial Corporation	301,982
81,604	SCB X PCL	294,532
3,271	SouthState Corporation	287,194
22,943	Standard Bank Group Ltd.	297,570
10,621	United Overseas Bank Ltd.	291,619
3,964	Western Alliance Bancorp	287,033
		7,313,718
	BEVERAGES - 0.5%
2,260	Coca-Cola Consolidated, Inc.	259,109
5,215	Monster Beverage Corporation(a)	333,499
		592,608
	BIOTECH & PHARMA - 2.4%
2,501	Celltrion, Inc.	291,642
6,430	Chugai Pharmaceutical Company Ltd.	338,888
1,896	CSL Ltd.	301,813
1,525	Genmab A/S(a)	320,250
4,979	Incyte Corporation(a)	323,934
2,666	Neurocrine Biosciences, Inc.(a)	327,971
29,066	Roivant Sciences Ltd.(a)	319,435
9,617	Royalty Pharma plc, Class A	316,207
4,284	Sarepta Therapeutics, Inc.(a)	161,078
1,695	UCB S.A.	307,709
		3,008,927
	CABLE & SATELLITE - 0.3%
3,548	Liberty Broadband Corporation - Series A(a)	329,609

	CHEMICALS - 4.2%
4,918	Akzo Nobel N.V.	334,790
4,179	Albemarle Corporation(b)	233,021
3,899	CF Industries Holdings, Inc.	353,678

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	CHEMICALS - 4.2% (Continued)
685,991	Chandra Asri Pacific Tbk P.T.	$392,447
27,080	Clariant A.G.	305,285
4,700	Covestro A.G. 144A(a),(d)	322,832
7,866	Croda International plc	325,153
439	EMS-Chemie Holding A.G.	333,493
13,804	Evonik Industries A.G.	298,711
69	Givaudan S.A.	346,203
4,321	LyondellBasell Industries N.V., Class A	244,093
6,022	Nutrien Ltd.	355,740
2,643	RPM International, Inc.	300,879
8,347	Solvay S.A.	273,495
2,939	Symrise A.G.	350,524
3,044	Westlake Corporation	216,215
10,040	Yara International ASA	360,033
		5,346,592
	COMMERCIAL SUPPORT SERVICES - 2.5%
30,568	ALS Ltd.	316,594
9,883	Bureau Veritas S.A.	337,512
1,499	Cintas Corporation	339,524
8,990	Edenred S.E.	280,682
4,638	Intertek Group plc	299,077
1,293	Republic Services, Inc.	332,676
5,685	Rollins, Inc.	325,466
3,014	SGS S.A.	314,248
1,323	Waste Management, Inc.	318,803
32,407	Worley Ltd.	271,938
		3,136,520
	CONSTRUCTION MATERIALS - 1.8%
880	Carlisle Companies, Inc.	334,558
61,660	Grupo Argos S.A./Colombia	325,104
2,690	Holcim A.G.	297,599
631	Martin Marietta Materials, Inc.	345,505
66,717	Siam Cement PCL (The) - GDR	337,324
1,218	Sika A.G.	325,252

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	CONSTRUCTION MATERIALS - 1.8% (Continued)
1,296	Vulcan Materials Company	$343,531
		2,308,873
	CONTAINERS & PACKAGING – 1.0%
2,054	AptarGroup, Inc.	325,354
8,315	Huhtamaki OYJ	306,998
5,671	International Paper Company	271,131
1,544	Packaging Corp of America	298,254
		1,201,737
	DATA CENTER REIT - 0.3%
2,124	Digital Realty Trust, Inc.	364,309

	DIVERSIFIED INDUSTRIALS - 0.5%
6,820	Alfa Laval A.B.	290,077
1,728	Dover Corporation	307,152
		597,229
	ELECTRIC UTILITIES - 5.3%
8,323	CenterPoint Energy, Inc.	309,949
36,987	CLP Holdings Ltd.	313,922
4,067	CMS Energy Corporation	285,625
20,117	E.ON S.E.	352,413
87,701	EDP - Energias de Portugal S.A.	349,490
34,992	EDP Renovaveis S.A.	351,191
11,312	Endesa S.A.	345,216
3,119,097	Enel Americas S.A.	291,111
36,990	Enel SpA	339,537
3,575	Entergy Corporation	297,726
4,445	Evergy, Inc.	295,192
6,627	Fortis, Inc.	323,738
18,356	Fortum OYJ	316,770
18,556	Iberdrola S.A.	338,761
6,631	OGE Energy Corporation	294,881
8,415	RWE A.G.	316,518
14,497	SSE plc	343,967
33,517	Terna - Rete Elettrica Nazionale	340,878

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ELECTRIC UTILITIES - 5.3% (Continued)
134,768	Vector Ltd.	$333,237
4,185	Verbund A.G.(b)	326,656
2,806	WEC Energy Group, Inc.	301,477
		6,768,255
	ELECTRICAL EQUIPMENT - 2.9%
4,599	A O Smith Corporation	295,762
3,864	AAON, Inc.	372,065
1,770	AMETEK, Inc.	316,370
4,532	Amphenol Corporation, Class A	407,563
148,422	Delta Electronics Thailand PCL - GDR	470,148
5,402	Kone OYJ, Class B	336,337
1,284	Schneider Electric S.E.	322,676
909	Trane Technologies PLC	391,115
4,604	Trimble, Inc.(a)	328,127
4,063	Vertiv Holdings Company	438,519
		3,678,682
	ENGINEERING & CONSTRUCTION - 1.1%
15,480	AFRY A.B.	273,895
813	EMCOR Group, Inc.	383,623
6,671	Ferrovial S.E.	339,609
1,788	WSP Global, Inc.	366,333
		1,363,460
	ENTERTAINMENT CONTENT - 0.2%
50,310	Bollore S.E.	319,864

	FOOD - 2.4%
14,752	Ajinomoto Company, Inc.	370,342
11,364	Conagra Brands, Inc.	260,122
109,044	Grupo Bimbo S.A.B. de C.V.	304,960
5,586	Lamb Weston Holdings, Inc.	311,587
3,704	McCormick & Company, Inc.	269,392
4,456	Mondelez International, Inc., Class A	300,735
125,722	Premier Foods PLC	352,333
44,055	Tate & Lyle plc	328,246

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	FOOD - 2.4% (Continued)
7,595	The Campbell’s Company	$258,534
120,755	Wilmar International Ltd.	285,581
		3,041,832
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
32,629	Suzano S.A.	282,721
11,038	UPM-Kymmene OYJ	305,651
		588,372
	GAS & WATER UTILITIES - 1.8%
2,062	American Water Works Company, Inc.	294,804
1,979	Atmos Energy Corporation	306,112
7,679	Essential Utilities, Inc.	295,872
69,057	Hera SpA	342,776
350,793	Hong Kong & China Gas Company Ltd.	308,692
10,812	Naturgy Energy Group S.A.	319,401
58,432	Snam SpA	349,344
		2,217,001
	HEALTH CARE FACILITIES & SERVICES - 1.1%
6,966	Fresenius S.E. & Company KGaA	341,499
3,469	HealthEquity, Inc.(a)	349,015
1,684	ICON plc(a)	219,392
1,700	IQVIA Holdings, Inc.(a)	238,561
934	Molina Healthcare, Inc.(a)	284,907
		1,433,374
	HEALTH CARE REIT - 0.7%
14,942	Healthpeak Properties, Inc.	260,140
4,388	Ventas, Inc.	282,061
2,018	Welltower, Inc.	311,337
		853,538
	HOME & OFFICE PRODUCTS - 0.2%
3,149	SEB S.A.	312,469

	HOME CONSTRUCTION - 1.6%
2,394	DR Horton, Inc.	282,636
475	Geberit A.G.	353,912

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	HOME CONSTRUCTION - 1.6% (Continued)
2,648	Lennar Corporation, Class A	$280,900
2,652	Mohawk Industries, Inc.(a)	266,818
41	NVR, Inc.(a)	291,753
2,965	PulteGroup, Inc.	290,659
5,031	Taylor Morrison Home Corporation(a)	283,145
		2,049,823
	HOTEL REIT - 0.2%
21,143	Host Hotels & Resorts, Inc.	327,505

	HOUSEHOLD PRODUCTS - 0.5%
2,315	Beiersdorf A.G.	317,103
1,336	LG H&H Company Ltd.	315,453
		632,556
	INDUSTRIAL REIT - 0.5%
16,364	Goodman Group	347,192
2,732	Prologis, Inc.	296,695
		643,887
	INDUSTRIAL SUPPORT SERVICES - 1.4%
1,338	Applied Industrial Technologies, Inc.	303,084
5,485	Ashtead Group PLC	320,365
7,924	Fastenal Company	327,578
480	United Rentals, Inc.	340,023
209,730	United Tractors Tbk P.T.	288,861
602	Watsco, Inc.	267,029
		1,846,940
	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
141,700	B3 S.A. - Brasil Bolsa Balcao	343,791
1,356	Cboe Global Markets, Inc.	310,687
1,065	Deutsche Boerse A.G.	342,788
1,512	Evercore, Inc., Class A	350,013
6,636	Hong Kong Exchanges & Clearing Ltd.	334,971
1,831	Interactive Brokers Group, Inc., Class A	383,924
1,749	Intercontinental Exchange, Inc.	314,470

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.1% (Continued)
2,019	London Stock Exchange Group plc	$306,713
		2,687,357
	INSURANCE - 4.5%
39,375	AIA Group Ltd.	329,670
43,082	BB Seguridade Participacoes S.A.	283,679
2,492	Brown & Brown, Inc.	281,347
2,072	Cincinnati Financial Corporation	312,499
38,665	Dai-ichi Life Holdings, Inc.	303,265
734	Erie Indemnity Company, Class A	263,146
212	Fairfax Financial Holdings Ltd.	360,676
1,505	Intact Financial Corporation	341,400
95,464	Legal & General Group plc	319,885
3,329	Loews Corporation	297,246
162	Markel Group, Inc.(a)	314,555
8,464	Power Corp of Canada	327,514
1,114	Progressive Corp./The	317,412
28,006	Prudential PLC	318,775
31,436	Sampo OYJ, A Shares	335,346
331	Swiss Life Holding A.G.	330,465
12,581	Tryg A/S	323,285
4,233	W R Berkley Corporation	316,163
		5,676,328
	INTERNET MEDIA & SERVICES - 0.8%
1,203	Naspers Ltd.	345,441
6,491	Prosus N.V.	333,099
2,113	REA Group Ltd.	326,442
		1,004,982
	MACHINERY - 4.8%
3,225	AGCO Corporation	315,986
4,942	ANDRITZ A.G.	341,418
916	Caterpillar, Inc.	318,795
952	Curtiss-Wright Corporation	418,986
1,387	Disco Corporation	316,868
10,512	FANUC Corporation	282,601

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	MACHINERY - 4.8% (Continued)
4,928	GEA Group AG	$329,540
3,617	Graco, Inc.	306,215
6,995	KION Group A.G.	324,813
2,178	Krones A.G.	342,723
1,504	Nordson Corporation	318,833
501	Parker-Hannifin Corporation	333,015
2,557	Regal Rexnord Corporation	341,206
13,520	Sandvik A.B.	295,353
805	SMC Corporation	302,968
917	Snap-on, Inc.	294,128
20,578	TOMRA Systems ASA	307,267
4,117	Toro Company (The)	311,986
37,886	WEG S.A.	281,120
		6,083,821
	MEDICAL EQUIPMENT & DEVICES - 3.5%
1,895	Align Technology, Inc.(a)	342,881
8,939	Baxter International, Inc.	272,640
1,241	Bio-Rad Laboratories, Inc., Class A(a)	281,620
2,844	Coloplast A/S - Series B	275,177
1,036	EssilorLuxottica S.A.	287,817
4,919	Hologic, Inc.(a)	305,814
726	IDEXX Laboratories, Inc.(a)	372,700
1,167	Insulet Corporation(a)	379,311
256	Mettler-Toledo International, Inc.(a)	295,813
1,371	ResMed, Inc.	335,607
1,011	Sonova Holding A.G.	316,548
1,354	STERIS plc	332,014
2,433	Straumann Holding A.G.	312,135
1,359	West Pharmaceutical Services, Inc.	286,545
		4,396,622
	METALS & MINING - 2.7%
2,954	Agnico Eagle Mines Ltd.	348,166
13,443	Antofagasta plc	320,679
12,077	BHP Group Ltd.	297,722

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	METALS & MINING - 2.7% (Continued)
29,938	Fortescue Ltd.	$296,949
2,025	Franco-Nevada Corporation	341,063
7,852	Freeport-McMoRan, Inc.	302,145
6,275	Newmont Corporation	330,818
3,953	Rio Tinto Ltd.	287,023
3,236	Southern Copper Corporation	294,185
7,434	Valterra Platinum Limited(b)	291,323
4,065	Wheaton Precious Metals Corporation	352,174
		3,462,247
	MULTI ASSET CLASS REIT - 0.2%
4,811	WP Carey, Inc.	301,938

	OFFICE REIT - 0.4%
3,155	Alexandria Real Estate Equities, Inc.	221,449
4,458	BXP, Inc.	300,157
		521,606
	OIL & GAS PRODUCERS – 6.0%
12,928	Aker BP ASA	297,664
14,422	APA Corporation	245,318
9,878	Canadian Natural Resources Ltd.	299,896
21,853	Cenovus Energy, Inc.	287,864
10,538	Coterra Energy, Inc.	256,179
1,870	Delek Group Ltd.	329,798
8,208	Devon Energy Corporation	248,374
1,915	Diamondback Energy, Inc.	257,663
54,630	ENEOS Holdings, Inc.	260,242
19,491	Eni SpA	287,054
2,382	EOG Resources, Inc.	258,614
11,529	Equinor ASA	270,536
2,719	Expand Energy Corporation	315,757
21,422	Inpex Corporation	290,557
10,634	Kinder Morgan, Inc.	298,177
37,910	MOL Hungarian Oil & Gas plc	327,845
6,179	Occidental Petroleum Corporation	251,980

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS – 6.0% (Continued)
5,853	OMV A.G.	$312,984
3,064	ONEOK, Inc.	247,694
16,872	ORLEN S.A.	331,526
7,145	Ovintiv, Inc.	255,934
70,486	Santos Ltd.	299,370
1,509	Targa Resources Corporation	238,316
4,708	TotalEnergies S.E.	276,130
6,327	Tourmaline Oil Corporation	285,250
2,295	Valero Energy Corporation	295,986
20,131	Woodside Energy Group Ltd.	288,679
		7,615,387
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
12,034	Halliburton Company	235,746
7,203	Schlumberger N.V.	238,059
		473,805
	REAL ESTATE OWNERS & DEVELOPERS - 1.5%
74,621	CK Asset Holdings Ltd.	309,292
454,807	New World Development Company Ltd.(a)	277,835
759,314	SM Prime Holdings, Inc.	306,855
7,587	Sumitomo Realty & Development Company Ltd.	292,925
135,654	Swire Properties Ltd.	297,568
11,132	Vonovia S.E.	364,369
		1,848,844
	RENEWABLE ENERGY - 0.5%
4,894	Enphase Energy, Inc.(a)	202,563
2,370	First Solar, Inc.(a)	374,649
		577,212
	RESIDENTIAL REIT - 1.8%
2,467	Camden Property Trust	289,848
4,541	Equity LifeStyle Properties, Inc.	288,671
4,226	Equity Residential	296,412
985	Essex Property Trust, Inc.	279,642
8,752	Invitation Homes, Inc.	294,942
1,818	Mid-America Apartment Communities, Inc.	284,790

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	RESIDENTIAL REIT - 1.8% (Continued)
2,315	Sun Communities, Inc.	$285,764
6,773	UDR, Inc.	280,605
		2,300,674
	RETAIL - CONSUMER STAPLES - 2.1%
11,816	Aeon Company Ltd.	364,221
6,182	Alimentation Couche-Tard, Inc.	320,466
25,023	BIM Birlesik Magazalar A/S	303,697
100,480	Cencosud S.A.	346,152
3,505	Dollar General Corporation	340,861
14,113	Jeronimo Martins SGPS S.A.	355,068
38,919	President Chain Store Corporation	332,258
2,024	Sprouts Farmers Market, Inc.(a)	349,869
		2,712,592
	RETAIL - DISCRETIONARY - 1.2%
83	AutoZone, Inc.(a)	309,842
2,423	Builders FirstSource, Inc.(a)	260,909
2,547	Genuine Parts Company	322,246
215	O’Reilly Automotive, Inc.(a)	294,013
22,168	SM Investments Corporation	331,725
		1,518,735
	RETAIL REIT - 0.5%
4,141	Regency Centers Corporation	298,773
1,836	Simon Property Group, Inc.	299,397
		598,170
	SELF-STORAGE REIT - 0.5%
2,073	Extra Space Storage, Inc.	313,334
1,025	Public Storage	316,120
		629,454
	SEMICONDUCTORS - 4.0%
6,461	Advantest Corporation	330,821
1,784	Broadcom, Inc.	431,854
3,399	Entegris, Inc.	233,647
8,954	Infineon Technologies A.G.	348,431
440	KLA Corporation	333,027

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
5,456	Lattice Semiconductor Corporation(a)	$245,193
4,862	Marvell Technology, Inc.	292,644
6,194	Microchip Technology, Inc.	359,500
521	Monolithic Power Systems, Inc.	344,850
1,588	NXP Semiconductors N.V.	303,514
7,370	ON Semiconductor Corporation(a)	309,687
1,976	QUALCOMM, Inc.	286,915
20,226	Renesas Electronics Corporation	250,648
4,706	Skyworks Solutions, Inc.	324,855
13,590	STMicroelectronics N.V.	341,061
3,645	Teradyne, Inc.	286,497
		5,023,144
	SOFTWARE - 4.6%
3,770	Akamai Technologies, Inc.(a)	286,256
952	ANSYS, Inc.(a)	314,941
1,364	Appfolio, Inc., Class A(a)	288,036
1,357	Check Point Software Technologies Ltd.(a)	310,590
1,863	CommVault Systems, Inc.(a)	341,208
12,401	Confluent, Inc., Class A(a)	285,595
95	Constellation Software, Inc.	344,398
7,705	Dassault Systemes S.E.	288,675
2,984	Datadog, Inc., Class A(a)	351,754
3,124	Fortinet, Inc.(a)	317,961
1,740	Manhattan Associates, Inc.(a)	328,477
4,248	Nutanix, Inc., Class A(a)	325,779
518	Roper Technologies, Inc.	295,400
2,002	Snowflake, Inc., Class A(a)	411,751
3,680	SS&C Technologies Holdings, Inc.	297,381
521	Tyler Technologies, Inc.(a)	300,612
1,289	Veeva Systems, Inc., Class A(a)	360,533
5,988	WiseTech Global Ltd.	413,519
		5,862,866

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	SPECIALTY FINANCE - 0.1%
53,684	UWM Holdings Corporation	$230,841

	STEEL - 0.9%
2,474	Nucor Corporation	270,557
1,053	Reliance, Inc.	308,339
2,434	Steel Dynamics, Inc.	299,552
11,953	voestalpine A.G.(b)	314,567
		1,193,015
	TECHNOLOGY HARDWARE - 2.2%
3,871	Arista Networks, Inc.(a)	335,383
4,901	Ciena Corporation(a)	392,375
1,413	Garmin Ltd.	286,797
2,218	Jabil, Inc.	372,646
6,559	Pure Storage, Inc., Class A(a)	351,497
2,221	Samsung SDI Company Ltd.	271,699
8,806	Super Micro Computer, Inc.(a)	352,416
7,428	Western Digital Corporation(a)	382,913
		2,745,726
	TECHNOLOGY SERVICES - 3.0%
3,318	Amdocs Ltd.	304,460
1,735	Coinbase Global, Inc., Class A(a)	427,886
3,804	CoStar Group, Inc.(a)	279,822
1,786	EPAM Systems, Inc.(a)	311,639
1,255	Equifax, Inc.	331,558
164	Fair Isaac Corporation(a)	283,110
6,034	Genpact Ltd.	259,764
1,689	Jack Henry & Associates, Inc.	305,996
539	MSCI, Inc.	304,007
1,999	Paychex, Inc.	315,662
1,024	Verisk Analytics, Inc.	321,679
1,921	Wolters Kluwer N.V.	340,886
		3,786,469
	TELECOMMUNICATIONS - 1.5%
12,073	EchoStar Corporation, Class A(a)	214,054

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	TELECOMMUNICATIONS - 1.5% (Continued)
18,277	Hellenic Telecommunications Organization S.A.	$352,550
71,247	Koninklijke KPN N.V.	334,719
44,313	MTN Group Ltd.	308,018
117,940	Singapore Telecommunications Ltd.	348,426
85,128	Taiwan Mobile Company Ltd.	324,265
		1,882,032
	TRANSPORTATION & LOGISTICS - 3.8%
1,268	Aena SME S.A. 144A(d)	341,185
3,094	Canadian National Railway Company	325,195
10,365	CSX Corporation	327,430
1,530	DSV A/S	360,546
15,017	East Japan Railway Company	316,248
234,250	Eva Airways Corporation	319,738
2,519	Expeditors International of Washington, Inc.	283,967
2,064	JB Hunt Transport Services, Inc.	286,586
6,928	Knight-Swift Transportation Holdings, Inc.	307,049
1,286	Kuehne + Nagel International A.G.	289,250
1,830	Old Dominion Freight Line, Inc.	293,111
17,214	Poste Italiane SpA 144A(d)	373,479
6,947	Ryanair Holdings plc - ADR	386,253
841	Saia, Inc.(a)	222,369
36,010	Transurban Group	329,094
		4,761,500
	TRANSPORTATION EQUIPMENT - 0.7%
3,140	Allison Transmission Holdings, Inc.	325,053
3,113	PACCAR, Inc.	292,155
1,660	Westinghouse Air Brake Technologies Corporation	335,851
		953,059
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,948	Bunge Global S.A.	308,536
6,347	ITOCHU Corporation	341,438
		649,974
	WHOLESALE - DISCRETIONARY - 0.5%
5,471	Copart, Inc.(a)	281,647

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares				Fair Value
	COMMON STOCKS — 98.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5% (Continued)
958	Pool Corporation			$287,965
				569,612

	TOTAL COMMON STOCKS (Cost $112,534,920)			125,207,741

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
7,484	Sociedad Quimica y Minera de Chile S.A., Class B(a) (Cost $343,757)			223,800

		Expiration Date	Exercise Price
	RIGHT — 0.0%(e)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(e)
1,226	ABIOMED, Inc. - CVR(a)(g)(h) (Cost $0)	12/31/2029	$35	—

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED - 0.8%
	MONEY MARKET FUND - 0.8%
950,412	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.23% (Cost $950,412) (c)(e)(f)	$950,412

	TOTAL INVESTMENTS - 99.8% (Cost $113,829,089)	$126,381,953
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	287,018
	NET ASSETS - 100.0%	$126,668,971

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A/S	- Anonim Sirketi

CVR	- Contingent Value Right

GDR	- Global Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

SCA	- Société en Commandite par Actions

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $899,063.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2025. Total collateral had a value of $950,412 at May 31, 2025.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is $1,037,496 or 0.8% of net assets.

(e)	Percentage rounds to less than 0.1%.

(f)	Rate disclosed is the seven day effective yield as of May 31, 2025.

(g)	The fair value of this investment is determined using significant unobservable inputs.

(h)	Illiquid security. The total fair value of these securities as of May 31, 2025 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
United States	46.6%
Canada	4.2%
Japan	4.0%
Germany	3.7%
Switzerland	3.7%
Australia	3.5%
United Kingdom	3.1%
Netherlands	2.3%
France	2.2%
Italy	2.1%
Hong Kong	2.0%
Spain	1.3%
Denmark	1.3%
Finland	1.3%
Ireland	1.0%
Indonesia	1.0%
Taiwan	1.0%
Austria	1.0%
South Africa	1.0%
Norway	1.0%
Republic Of Korea	1.0%
Brazil	0.9%
Thailand	0.9%
Poland	0.7%
Singapore	0.7%
Belgium	0.7%
Sweden	0.7%
Portugal	0.6%
Mexico	0.5%
Hungary	0.5%
Israel	0.5%
Philippines	0.5%
Chile	0.5%
Cayman Islands	0.5%
Bermuda	0.5%
Greece	0.3%
New Zealand	0.3%
India	0.3%
Colombia	0.3%
Guernsey	0.2%
Turkey	0.2%
Curaçao	0.2%
Total Common Stocks	98.8%
Preferred Stock
Chile	0.2%
Total Preferred Stock	0.2%
Collateral For Securities Loaned	0.8%
Other Assets In Excess Of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 0.1%
23,906	TechTarget, Inc.(a)	$193,400

	AEROSPACE & DEFENSE - 0.9%
6,312	AAR Corporation(a)	387,620
6,101	Ducommun, Inc.(a)	429,388
6,486	Hexcel Corporation	343,045
10,274	Spirit AeroSystems Holdings, Inc., Class A(a)	384,042
		1,544,095
	APPAREL & TEXTILE PRODUCTS - 0.4%
61,298	Hanesbrands, Inc.(a)	303,425
6,132	Oxford Industries, Inc.	329,166
		632,591
	ASSET MANAGEMENT - 0.9%
4,446	Cohen & Steers, Inc.	341,631
19,237	Compass Diversified Holdings	129,273
2,479	Diamond Hill Investment Group, Inc.	350,184
5,955	Oppenheimer Holdings, Inc., Class A	388,801
20,999	SLR Investment Corporation	351,943
		1,561,832
	AUTOMOTIVE - 2.3%
27,531	Adient plc(a)	429,208
86,990	American Axle & Manufacturing Holdings, Inc.(a)	381,886
26,737	Dana, Inc.	444,637
15,276	Gentex Corporation	329,503
13,240	Gentherm, Inc.(a)	362,313
38,283	Goodyear Tire & Rubber Company (The)(a)	436,810
4,010	Lear Corporation	362,584
4,613	Modine Manufacturing Company(a)	418,860
14,351	Standard Motor Products, Inc.	434,835
4,561	Visteon Corporation(a)	385,062
		3,985,698

	BANKING - 12.1%
5,956	1st Source Corporation	360,695
19,179	Alerus Financial Corporation	402,950

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BANKING - 12.1% (Continued)
6,150	Ameris Bancorp	$378,040
3,222	BancFirst Corporation	398,577
10,388	BankUnited, Inc.	352,984
13,586	Byline Bancorp, Inc.	351,470
8,849	Camden National Corporation	348,120
9,846	Capital City Bank Group, Inc.	371,588
3,036	City Holding Company	357,914
6,223	Community Financial System, Inc.	349,982
7,053	Customers Bancorp, Inc.(a)	359,421
17,011	Eagle Bancorp, Inc.	299,394
14,957	Farmers & Merchants Bancorp, Inc.	356,126
27,130	Farmers National Banc Corporation	358,930
7,661	FB Financial Corporation	334,403
16,591	First Busey Corporation	366,993
22,977	First Commonwealth Financial Corporation	358,901
14,173	First Financial Bancorp	342,420
9,845	First Financial Bankshares, Inc.	347,135
18,213	First Horizon Corporation	362,074
12,565	First Interstate BancSystem, Inc., Class A	341,140
8,757	First Merchants Corporation	330,139
12,827	Five Star Bancorp	358,643
30,443	Flagstar Financial, Inc.	350,703
26,295	FNB Corporation	364,712
19,734	Fulton Financial Corporation	340,412
8,071	Glacier Bancorp, Inc.	334,704
11,697	Hilltop Holdings, Inc.	348,805
12,609	Home BancShares, Inc.	356,709
34,293	Hope Bancorp, Inc.	344,302
23,752	Horizon Bancorp, Inc.	352,480
5,614	International Bancshares Corporation	351,605
6,011	Lakeland Financial Corporation	359,879
13,280	Live Oak Bancshares, Inc.	364,536
8,147	Mercantile Bank Corporation	359,772
12,948	Metrocity Bankshares, Inc.	361,767

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BANKING - 12.1% (Continued)
8,250	NBT Bancorp, Inc.	$345,263
29,932	Northwest Bancshares, Inc.	367,565
12,103	Peoples Bancorp, Inc.	354,860
4,961	Prosperity Bancshares, Inc.	345,534
10,429	Renasant Corporation	365,536
5,548	Republic Bancorp, Inc., Class A	380,259
9,641	S&T Bancorp, Inc.	353,439
4,304	ServisFirst Bancshares, Inc.	320,347
17,245	Simmons First National Corporation, Class A	323,516
11,422	SmartFinancial, Inc.	362,991
12,381	Southside Bancshares, Inc.	349,020
7,572	Synovus Financial Corporation	362,169
4,739	Texas Capital Bancshares, Inc.(a)	339,739
28,554	TFS Financial Corporation	377,197
10,355	Towne Bank	357,869
3,499	UMB Financial Corporation	360,817
10,206	United Bankshares, Inc.	368,845
12,586	United Community Banks, Inc.	361,722
39,780	Valley National Bancorp	349,268
6,920	Webster Financial Corporation	356,242
11,421	WesBanco, Inc.	351,538
7,058	Westamerica BanCorporation	339,137
3,162	Wintrust Financial Corporation	377,573
7,152	Zions Bancorp NA	338,719
		21,287,590
	BIOTECH & PHARMA - 3.9%
48,700	89bio, Inc.(a)	479,209
17,836	ADMA Biologics, Inc.(a)	353,866
12,074	Agios Pharmaceuticals, Inc.(a)	387,455
43,388	Amicus Therapeutics, Inc.(a)	263,365
22,637	Arcutis Biotherapeutics, Inc.(a)	295,186
72,108	Ardelyx, Inc.(a)	264,636
47,163	BioCryst Pharmaceuticals, Inc.(a)	507,003
14,678	Biohaven Ltd.(a)	217,381

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BIOTECH & PHARMA - 3.9% (Continued)
8,804	Cytokinetics, Inc.(a)	$273,100
9,585	Exelixis, Inc.(a)	412,538
222,673	Geron Corporation(a)	338,463
240,850	Ironwood Pharmaceuticals, Inc.(a)	144,293
14,247	Pacira BioSciences, Inc.(a)	368,142
237,617	Precigen, Inc.(a),(b)	313,654
4,116	Prestige Consumer Healthcare, Inc.(a)	352,618
7,313	Protagonist Therapeutics, Inc.(a)	347,148
6,948	PTC Therapeutics, Inc.(a)	337,117
44,535	Sage Therapeutics, Inc.(a)	287,696
28,820	Syndax Pharmaceuticals, Inc.(a)	303,763
14,629	Viking Therapeutics, Inc.(a)	392,057
33,275	Xencor, Inc.(a)	266,200
		6,904,890
	BUSINESS DEVELOPMENT COMPANIES - 0.5%
18,930	Hercules Capital, Inc.(b)	333,736
32,099	New Mountain Finance Corporation	345,706
88,592	Prospect Capital Corporation	291,468
		970,910
	CABLE & SATELLITE - 0.1%
1,332	Cable One, Inc.	194,912

	CHEMICALS - 4.3%
15,735	AdvanSix, Inc.	369,930
2,133	Balchem Corporation	355,571
4,259	Cabot Corporation	318,105
27,922	Calumet, Inc.(a),(b)	390,350
26,351	Chemours Company (The)	266,936
131,617	Codexis, Inc.(a)	302,719
3,343	Hawkins, Inc.	446,256
6,336	HB Fuller Company	353,676
8,943	Ingevity Corporation(a)	369,972
3,777	Innospec, Inc.	321,347
4,347	Materion Corporation	336,588

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 4.3% (Continued)
5,569	Minerals Technologies, Inc.	$316,208
625	NewMarket Corporation	402,538
27,357	Orion S.A.	297,918
2,878	Quaker Chemical Corporation	312,090
61,574	Rayonier Advanced Materials, Inc.(a)	237,060
5,243	Rogers Corporation(a)	349,027
4,777	Sensient Technologies Corporation	451,569
6,433	Stepan Company	349,248
51,377	Tronox Holdings PLC, Class A	291,821
10,168	Valvoline, Inc.(a)	351,711
1,459	WD-40 Company	355,456
		7,546,096
	COMMERCIAL SUPPORT SERVICES - 2.6%
7,516	ABM Industries, Inc.	395,717
234,470	Advantage Solutions, Inc.(a)	279,019
5,031	Brady Corporation, Class A	351,013
4,120	Brink’s Company (The)	338,087
4,667	CBIZ, Inc.(a)	337,144
3,162	CorVel Corporation(a)	351,836
90,378	Emerald Holding, Inc.(b)	413,930
8,295	Heidrick & Struggles International, Inc.	362,160
3,966	Insperity, Inc.	256,680
7,242	Kforce, Inc.	295,474
27,660	National Research Corporation	373,687
65,845	Quad/Graphics, Inc.	383,876
2,035	UniFirst Corporation	383,720
		4,522,343
	CONSTRUCTION MATERIALS - 0.4%
20,925	MDU Resources Group, Inc.	359,701
2,257	Simpson Manufacturing Company, Inc.	351,415
		711,116
	CONSUMER SERVICES - 1.6%
53,161	Coursera, Inc.(a)	470,475
369	Graham Holdings Company, Class B	352,177

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CONSUMER SERVICES - 1.6% (Continued)
2,047	Grand Canyon Education, Inc.(a)	$404,989
17,313	Laureate Education, Inc.(a)	389,543
16,117	Matthews International Corporation, Class A	345,710
13,787	Universal Technical Institute, Inc.(a)	489,851
15,019	Upbound Group, Inc.	344,536
		2,797,281
	CONTAINERS & PACKAGING - 0.9%
29,700	Myers Industries, Inc.	376,893
6,926	Silgan Holdings, Inc.	381,415
15,136	TriMas Corporation	399,136
1,755	UFP Technologies, Inc.(a)	411,021
		1,568,465
	E-COMMERCE DISCRETIONARY - 0.2%
75,330	Honest Company, Inc. (The)(a)	378,910

	ELECTRIC UTILITIES - 1.8%
5,449	ALLETE, Inc.	354,403
5,906	Black Hills Corporation	345,324
32,304	Hawaiian Electric Industries, Inc.(a)	345,007
3,069	IDACORP, Inc.	365,057
3,815	MGE Energy, Inc.	344,571
7,778	OGE Energy Corporation	345,888
5,011	Ormat Technologies, Inc.	372,467
6,669	TXNM Energy, Inc.	378,065
6,190	Unitil Corporation	339,398
		3,190,180
	ELECTRICAL EQUIPMENT - 2.8%
4,532	AAON, Inc.	436,386
3,718	Advanced Energy Industries, Inc.	426,752
6,362	Alarm.com Holdings, Inc.(a)	365,179
2,707	Argan, Inc.	569,283
1,864	Badger Meter, Inc.	462,683
3,532	Belden, Inc.	375,098
584,717	ChargePoint Holdings, Inc.(a)	406,729

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRICAL EQUIPMENT - 2.8% (Continued)
11,891	Cognex Corporation	$356,373
3,378	Itron, Inc.(a)	390,497
21,523	Kimball Electronics, Inc.(a)	389,566
1,822	OSI Systems, Inc.(a)	399,218
1,736	Watts Water Technologies, Inc., Class A	420,320
		4,998,084
	ENGINEERING & CONSTRUCTION - 1.4%
4,367	Exponent, Inc.	333,377
2,065	Installed Building Products, Inc.	329,326
7,104	KBR, Inc.	370,758
3,131	MYR Group, Inc.(a)	491,097
18,373	NV5 Global, Inc.(a)	406,043
6,164	Primoris Services Corporation	444,486
		2,375,087
	ENTERTAINMENT CONTENT - 0.2%
46,402	Reservoir Media, Inc.(a)	361,936

	FOOD - 2.0%
4,039	Cal-Maine Foods, Inc.	387,462
11,333	Darling Ingredients, Inc.(a)	353,136
18,624	Flowers Foods, Inc.	314,746
85,313	Hain Celestial Group, Inc. (The)(a)	159,535
41,000	Herbalife Ltd.(a)	320,210
2,688	J & J Snack Foods Corporation	309,577
4,996	John B Sanfilippo & Son, Inc.	310,451
2,023	Lancaster Colony Corporation	338,650
19,980	Limoneira Company	315,484
3,043	Post Holdings, Inc.(a)	336,525
11,620	Vital Farms, Inc.(a)	369,982
		3,515,758
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
3,860	Louisiana-Pacific Corporation	347,670
6,094	Trex Company, Inc.(a)	340,472
		688,142

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	GAS & WATER UTILITIES - 1.9%
4,523	American States Water Company	$356,729
11,036	Aris Water Solutions, Inc., Class A	243,233
2,757	Chesapeake Utilities Corporation	336,878
5,558	Middlesex Water Company	322,086
4,473	National Fuel Gas Company	369,202
7,215	New Jersey Resources Corporation	331,096
4,724	ONE Gas, Inc.	353,166
4,976	Southwest Gas Holdings, Inc.	357,427
4,525	Spire, Inc.	340,642
10,209	York Water Company (The)	333,426
		3,343,885
	HEALTH CARE FACILITIES & SERVICES - 2.3%
11,667	Acadia Healthcare Company, Inc.(a)	264,141
3,580	Addus HomeCare Corporation(a)	397,058
81,767	agilon health, Inc.(a)	181,523
3,822	Amedisys, Inc.(a)	359,536
4,005	HealthEquity, Inc.(a)	402,943
3,815	National HealthCare Corporation	397,294
37,308	NeoGenomics, Inc.(a)	271,602
39,178	Owens & Minor, Inc.(a)	258,575
18,364	Premier, Inc., Class A	422,005
7,121	RadNet, Inc.(a)	409,386
21,290	Select Medical Holdings Corporation	325,524
14,907	Surgery Partners, Inc.(a)	351,954
		4,041,541
	HEALTH CARE REIT - 1.2%
12,388	CareTrust REIT, Inc.	356,279
20,058	Community Healthcare Trust, Inc.	327,748
148,185	Diversified Healthcare Trust	463,819
58,715	Medical Properties Trust, Inc.(b)	268,328
4,794	National Health Investors, Inc.	347,613
20,603	Sabra Health Care REIT, Inc.	360,140
		2,123,927

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	HOME & OFFICE PRODUCTS - 0.4%
86,271	ACCO Brands Corporation	$309,713
8,042	HNI Corporation	374,194
		683,907
	HOME CONSTRUCTION - 2.6%
2,520	Armstrong World Industries, Inc.	392,188
6,072	Green Brick Partners, Inc.(a)	354,908
4,952	Griffon Corporation	340,450
17,845	Interface, Inc.	358,506
59,305	JELD-WEN Holding, Inc.(a)	216,463
6,117	KB Home	315,515
55,148	Landsea Homes Corporation(a)	621,518
5,326	LGI Homes, Inc.(a)	266,833
3,101	M/I Homes, Inc.(a)	330,598
4,995	Meritage Homes Corporation	317,732
4,207	Patrick Industries, Inc.	361,213
5,897	Taylor Morrison Home Corporation(a)	331,883
11,084	Tri Pointe Homes, Inc.(a)	326,756
		4,534,563
	HOTEL REIT - 0.8%
45,861	DiamondRock Hospitality Company	350,378
44,873	RLJ Lodging Trust	327,573
3,871	Ryman Hospitality Properties, Inc.	375,913
30,119	Xenia Hotels & Resorts, Inc.	368,355
		1,422,219
	HOUSEHOLD PRODUCTS - 1.5%
9,658	Central Garden & Pet Company(a)	348,267
13,955	Clearwater Paper Corporation(a)	401,764
11,340	Edgewell Personal Care Company	313,211
11,974	Energizer Holdings, Inc.	278,874
6,619	Helen of Troy LTD.(a)	177,985
3,109	Interparfums, Inc.	423,509
48,767	Nu Skin Enterprises, Inc., Class A	420,859
19,045	Quanex Building Products Corporation	318,623
		2,683,092

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
2,451	Chart Industries, Inc.(a)	$384,464
2,188	Enpro, Inc.	405,086
6,038	Gibraltar Industries, Inc.(a)	353,706
4,949	Timken Company (The)	338,957
1,241	Valmont Industries, Inc.	394,688
		1,876,901
	INDUSTRIAL REIT - 0.2%
6,557	First Industrial Realty Trust, Inc.	324,113

	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,574	Applied Industrial Technologies, Inc.	356,542

	INFRASTRUCTURE REIT - 0.2%
70,248	Uniti Group, Inc.	302,066

	INSURANCE - 2.3%
6,724	AMERISAFE, Inc.	319,188
7,037	Employers Holdings, Inc.	342,491
49,865	Genworth Financial, Inc., Class A(a)	351,548
8,286	Horace Mann Educators Corporation	359,861
5,323	Kemper Corporation	339,235
6,334	Mercury General Corporation	408,416
9,819	NMI Holdings, Inc., Class A(a)	390,011
15,163	ProAssurance Corporation(a)	351,630
4,407	RLI Corporation	338,766
4,488	Safety Insurance Group, Inc.	368,644
9,500	Trupanion, Inc.(a)	448,305
		4,018,095
	INTERNET MEDIA & SERVICES - 0.9%
22,961	Angi, Inc.(a)	359,340
31,415	Cars.com, Inc.(a)	322,004
18,863	Groupon, Inc.(a),(b)	549,478
11,014	HealthStream, Inc.	308,612
		1,539,434

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	LEISURE FACILITIES & SERVICES - 1.7%
7,309	Cheesecake Factory, Inc. (The)(b)	$403,238
14,259	Cinemark Holdings, Inc.	481,526
13,008	Jack in the Box, Inc.(b)	246,697
5,577	Marriott Vacations Worldwide Corporation	367,301
26,560	Playa Hotels & Resorts N.V.(a)	357,498
7,541	St Joe Company (The)	337,158
53,807	Target Hospitality Corporation(a)	393,329
7,795	United Parks & Resorts, Inc.(a)	349,138
		2,935,885
	LEISURE PRODUCTS - 1.2%
6,628	Brunswick Corporation	335,509
15,169	Fox Factory Holding Corporation(a)	389,085
8,641	Polaris, Inc.	338,900
4,705	Thor Industries, Inc.	381,999
53,725	Topgolf Callaway Brands Corporation(a)	340,617
10,401	Winnebago Industries, Inc.	352,906
		2,139,016
	MACHINERY - 3.3%
3,842	AGCO Corporation	376,439
5,128	Albany International Corporation, Class A	338,807
15,529	CECO Environmental Corporation(a)	417,576
21,011	Columbus McKinnon Corporation	305,920
22,281	Energy Recovery, Inc.(a)	280,963
2,226	ESCO Technologies, Inc.	403,441
3,783	Franklin Electric Company, Inc.	326,813
10,135	Gorman-Rupp Company (The)	369,928
11,069	Helios Technologies, Inc.	335,612
14,652	Hillenbrand, Inc.	286,300
8,523	Hyster-Yale Materials Handling, Inc., Class A	342,284
2,899	John Bean Technologies Corporation	332,834
1,052	Kadant, Inc.	330,233
16,767	Kennametal, Inc.	360,994
2,806	Lindsay Corporation	391,156
2,198	Standex International Corporation	331,766

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MACHINERY - 3.3% (Continued)
4,439	Tennant Company	$330,350
		5,861,416
	MEDICAL EQUIPMENT & DEVICES - 2.2%
17,685	Castle Biosciences, Inc.(a)	282,429
28,157	Embecta Corporation	296,493
3,596	Glaukos Corporation(a)	339,067
5,571	Haemonetics Corporation(a)	377,212
2,550	ICU Medical, Inc.(a)	343,893
16,100	Integra LifeSciences Holdings Corporation(a)	203,826
39,915	Myriad Genetics, Inc.(a)	167,244
40,803	Neogen Corporation(a)	239,106
21,708	Orthofix Medical, Inc.(a)	244,215
22,004	Pulse Biosciences, Inc.(a),(b)	380,780
11,597	Surmodics, Inc.(a)	336,545
18,453	Tandem Diabetes Care, Inc.(a)	365,738
11,941	Veracyte, Inc.(a)	317,750
		3,894,298
	METALS & MINING - 0.9%
59,806	Coeur Mining, Inc.(a)	483,232
38,111	Compass Minerals International, Inc.(a)	732,112
63,726	Hecla Mining Company	327,552
		1,542,896
	MORTGAGE FINANCE - 0.9%
36,977	Apollo Commercial Real Estate Finance, Inc.	363,485
76,469	Ares Commercial Real Estate Corporation	352,522
34,471	MFA Financial, Inc.	320,580
24,940	PennyMac Mortgage Investment Trust	306,263
58,223	Redwood Trust, Inc.	317,315
		1,660,165
	MULTI ASSET CLASS REIT - 0.8%
20,554	Alexander & Baldwin, Inc.	368,122
47,144	Armada Hoffler Properties, Inc.	328,122
20,348	Elme Communities	326,789

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MULTI ASSET CLASS REIT - 0.8% (Continued)
40,882	LXP Industrial Trust	$350,768
		1,373,801
	OFFICE REIT - 1.9%
17,579	American Assets Trust, Inc.	350,525
82,127	Brandywine Realty Trust	347,397
22,113	Douglas Emmett, Inc.	314,668
45,275	Empire State Realty Trust, Inc., Class A	346,807
12,142	Highwoods Properties, Inc.	360,617
120,017	Hudson Pacific Properties, Inc.	223,232
22,212	JBG SMITH Properties	379,825
10,807	Kilroy Realty Corporation	347,985
48,039	Piedmont Office Realty Trust, Inc., Class A	342,038
20,925	Veris Residential, Inc.	318,060
		3,331,154
	OIL & GAS PRODUCERS - 0.9%
228,419	Clean Energy Fuels Corporation(a)	408,870
24,828	Par Pacific Holdings, Inc.(a)	536,036
11,918	SM Energy Company	279,120
12,480	World Kinect Corporation	341,827
		1,565,853
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
20,715	DNOW, Inc.(a)	298,710
19,713	Innovex International, Inc.(a)	272,039
8,488	Nabors Industries Ltd.(a)	219,075
16,233	Oceaneering International, Inc.(a)	309,564
48,170	ProPetro Holding Corporation(a)	260,118
64,918	RPC, Inc.	288,236
34,004	Select Water Solutions, Inc., Class A	273,392
105,372	TETRA Technologies, Inc.(a)	282,397
8,376	Tidewater, Inc.(a)	332,612
		2,536,143
	PUBLISHING & BROADCASTING - 0.4%
318,964	Clear Channel Outdoor Holdings, Inc.(a)	341,292

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	PUBLISHING & BROADCASTING - 0.4% (Continued)
18,960	Scholastic Corporation	$327,439
		668,731
	REAL ESTATE OWNERS & DEVELOPERS - 0.2%
3,193	McGrath RentCorporation	358,830

	REAL ESTATE SERVICES - 0.2%
10,277	Marcus & Millichap, Inc.	296,080

	RENEWABLE ENERGY - 1.0%
29,267	Ameresco, Inc., Class A(a)	403,299
3,863	EnerSys	323,063
73,000	Green Plains, Inc.(a)	303,680
192,418	OPAL Fuels, Inc.(a),(b)	683,084
		1,713,126
	RESIDENTIAL REIT - 0.7%
40,208	Apartment Investment and Management Company	320,860
16,677	Independence Realty Trust, Inc.	310,025
8,956	NexPoint Residential Trust, Inc.	304,504
19,166	UMH Properties, Inc.	321,797
		1,257,186
	RETAIL - CONSUMER STAPLES - 0.6%
8,828	Natural Grocers by Vitamin Cottage, Inc.	431,072
3,041	Ollie’s Bargain Outlet Holdings, Inc.(a)	338,919
17,492	SpartanNash Company	340,394
		1,110,385
	RETAIL - DISCRETIONARY - 3.1%
1,603	Asbury Automotive Group, Inc.(a)	365,340
4,657	Avis Budget Group, Inc.(a)	567,176
989	Dillard’s, Inc., Class A	391,664
12,970	Ethan Allen Interiors, Inc.	338,906
4,839	GMS, Inc.(a)	366,457
17,932	Haverty Furniture Companies, Inc.	375,855
9,051	La-Z-Boy, Inc.	379,146
1,208	Lithia Motors, Inc., Class A	382,827

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	RETAIL - DISCRETIONARY - 3.1% (Continued)
24,407	Monro, Inc.	$374,159
27,731	National Vision Holdings, Inc.(a)	549,351
6,654	Rush Enterprises, Inc., Class A	330,371
55,844	Sleep Number Corporation(a)	600,881
6,216	Sonic Automotive, Inc., Class A	434,685
		5,456,818
	RETAIL REIT - 1.4%
16,882	Acadia Realty Trust	325,147
1,729	Alexander’s, Inc.	389,354
12,336	Four Corners Property Trust, Inc.	340,597
16,042	Kite Realty Group Trust	354,849
20,601	Macerich Company (The)	333,324
9,992	Saul Centers, Inc.	336,531
10,566	Tanger, Inc.	314,867
		2,394,669
	SEMICONDUCTORS - 4.1%
48,567	Aehr Test Systems(a)	463,330
19,594	Amkor Technology, Inc.	353,084
3,553	Cirrus Logic, Inc.(a)	349,473
24,041	Cohu, Inc.(a)	410,380
8,201	Diodes, Inc.(a)	364,124
12,507	FormFactor, Inc.(a)	373,334
3,904	Impinj, Inc.(a)	445,407
5,603	IPG Photonics Corporation(a)	371,255
6,747	Lattice Semiconductor Corporation(a)	303,210
32,573	MaxLinear, Inc., Class A(a)	371,006
4,427	MKS, Inc.	363,855
20,383	Penguin Solutions, Inc.(a)	362,002
17,015	Photronics, Inc.(a)	284,321
7,014	Power Integrations, Inc.	348,806
10,286	Semtech Corporation(a)	383,976
3,145	Silicon Laboratories, Inc.(a)	379,067
49,937	SkyWater Technology, Inc.(a)	451,430
17,632	Veeco Instruments, Inc.(a)	340,474

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 4.1% (Continued)
22,267	Vishay Intertechnology, Inc.	$313,297
114,931	Wolfspeed, Inc.(a),(b)	136,768
		7,168,599
	SOFTWARE - 4.3%
6,466	ACI Worldwide, Inc.(a)	299,117
34,731	Amplitude, Inc., Class A(a)	430,317
5,706	Blackbaud, Inc.(a)	355,084
9,990	Calix, Inc.(a)	461,937
44,987	Cantaloupe, Inc.(a)	376,541
2,244	CommVault Systems, Inc.(a)	410,989
12,722	Digi International, Inc.(a)	412,320
8,100	Donnelley Financial Solutions, Inc.(a)	441,288
78,157	Health Catalyst, Inc.(a)	296,997
19,095	MeridianLink, Inc.(a)	318,696
10,124	Omnicell, Inc.(a)	307,466
18,527	PDF Solutions, Inc.(a)	327,928
13,843	Phreesia, Inc.(a)	339,015
6,873	Progress Software Corporation	423,102
18,605	PROS Holdings, Inc.(a)	327,262
38,736	PubMatic, Inc., Class A(a)	453,211
4,425	Q2 Holdings, Inc.(a)	387,276
2,811	Qualys, Inc.(a)	389,464
2,667	SPS Commerce, Inc.(a)	375,407
8,751	Varonis Systems, Inc.(a)	417,248
		7,550,665
	SPECIALTY FINANCE - 1.5%
10,328	Encore Capital Group, Inc.(a)	391,431
3,667	Enova International, Inc.(a)	339,821
6,134	Essent Group Ltd.	355,772
1,888	Federal Agricultural Mortgage Corporation, Class C	351,961
14,343	MGIC Investment Corporation	379,372
3,192	Nelnet, Inc., Class A	370,847
2,798	World Acceptance Corporation(a)	432,235
		2,621,439

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	STEEL - 0.9%
6,801	ATI, Inc.(a)	$541,631
7,692	Commercial Metals Company	358,370
26,501	Metallus, Inc.(a)	334,708
8,573	Northwest Pipe Company(a)	331,261
		1,565,970
	TECHNOLOGY HARDWARE - 3.9%
167,005	3D Systems Corporation(a)	258,858
40,602	ADTRAN Holdings, Inc.(a)	326,034
9,673	Anterix, Inc.(a)	257,205
3,407	Arrow Electronics, Inc.(a)	403,321
9,310	Benchmark Electronics, Inc.	340,001
66,676	CommScope Holding Company, Inc.(a)	402,723
29,049	Daktronics, Inc.(a)	431,087
8,098	Diebold Nixdorf, Inc.(a)	390,081
27,617	Digimarc Corporation(a),(b)	361,230
36,919	Harmonic, Inc.(a)	333,009
1,718	InterDigital, Inc.	373,253
23,293	Knowles Corporation(a)	382,238
16,851	NetScout Systems, Inc.(a)	384,877
5,772	PAR Technology Corporation(a)	378,412
2,763	Plexus Corporation(a)	362,671
64,490	Powerfleet, Inc.(a)	293,430
36,164	Stratasys Ltd.(a)	373,574
17,257	TTM Technologies, Inc.(a)	515,294
33,978	ViaSat, Inc.(a)	296,628
		6,863,926
	TECHNOLOGY SERVICES - 1.4%
7,501	ExlService Holdings, Inc.(a)	344,971
7,026	Genpact Ltd.	302,469
4,167	ICF International, Inc.	358,029
5,213	MAXIMUS, Inc.	377,995
63,497	Repay Holdings Corporation(a)	305,421
25,976	TaskUS, Inc., Class A(a)	431,201

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY SERVICES - 1.4% (Continued)
2,255	WEX, Inc.(a)	$299,757
		2,419,843
	TELECOMMUNICATIONS - 0.7%
13,820	EchoStar Corporation, Class A(a)	245,029
12,959	Iridium Communications, Inc.	329,159
28,166	Shenandoah Telecommunications Company	354,327
9,131	Telephone and Data Systems, Inc.	313,741
		1,242,256
	TIMBER REIT - 0.1%
12,699	Rayonier, Inc.	300,966

	TRANSPORTATION & LOGISTICS - 2.5%
6,855	Allegiant Travel Company	381,000
15,948	Covenant Logistics Group, Inc.	362,020
58,232	CryoPort, Inc.(a)	349,974
16,167	Dorian, L.P.G Ltd.	346,135
17,592	Forward Air Corporation(a),(b)	295,194
26,798	Genco Shipping & Trading Ltd.	354,806
38,379	Heartland Express, Inc.	343,492
9,525	Hub Group, Inc., Class A	321,088
8,135	Knight-Swift Transportation Holdings, Inc.	360,543
2,357	Landstar System, Inc.	323,428
2,771	Matson, Inc.	312,707
2,475	Ryder System, Inc.	364,147
12,139	Werner Enterprises, Inc.	315,007
		4,429,541
	TRANSPORTATION EQUIPMENT - 0.8%
3,710	Allison Transmission Holdings, Inc.	384,059
10,946	Blue Bird Corporation(a)	423,610
12,767	Trinity Industries, Inc.	328,623
32,234	Wabash National Corporation	279,469
		1,415,761
	WHOLESALE - CONSUMER STAPLES - 0.8%
8,285	Andersons, Inc. (The)	294,200

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares				Fair Value
	COMMON STOCKS — 99.9% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.8% (Continued)
14,882	Calavo Growers, Inc.			$409,999
25,307	Grocery Outlet Holding Corporation(a)			343,669
12,926	United Natural Foods, Inc.(a)			395,148
				1,443,016
	WHOLESALE - DISCRETIONARY - 0.7%
5,801	ePlus, Inc.(a)			414,017
18,360	OPENLANE, Inc.(a)			420,995
10,410	ScanSource, Inc.(a)			420,356
				1,255,368

	TOTAL COMMON STOCKS (Cost $184,674,134)			175,553,403

		Expiration Date	Exercise Price
	RIGHTS — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company - CVR (a)(f)(g)			—

	MEDICAL EQUIPMENT & DEVICES - 0.0% (d)
26,350	Zimmer Biomet Holdings, Inc. – CVR (a)(f)(g)			—

	TOTAL RIGHTS (Cost $0)			—

See accompanying notes to financial statements.

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED – 1.7%
	MONEY MARKET FUND - 1.7%
2,932,732	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.23% (Cost $2,932,732) (c)(e)	$2,932,732

	TOTAL INVESTMENTS - 101.6% (Cost $187,606,866)	$178,486,135
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(2,750,345)
	NET ASSETS - 100.0%	$175,735,790

CVR	- Contingent Value Right

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $2,720,333.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2025. Total collateral had a value of $2,932,732 at May 31, 2025.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2025.

(f)	The fair value of this investment is determined using significant unobservable inputs.

(g)	Illiquid security. The total fair value of these securities as of May 31, 2025 was $0, representing 0% of net assets.

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8%
	AUTOMOTIVE — 0.5%
1,000,000	BorgWarner, Inc.	2.6500	07/01/27	$960,702
1,000,000	BorgWarner, Inc.	5.4000	08/15/34	995,685
				1,956,387
	BANKING — 0.7%
1,000,000	First-Citizens Bank & Trust Company	6.1250	03/09/28	1,035,030
1,000,000	Regions Financial Corporation	1.8000	08/12/28	913,913
1,000,000	Zions Bancorp NA	3.2500	10/29/29	903,190
				2,852,133
	BEVERAGES — 0.5%
1,000,000	Coca-Cola Consolidated, Inc.	5.2500	06/01/29	1,022,425
1,000,000	Coca-Cola Consolidated, Inc.	5.4500	06/01/34	1,017,969
				2,040,394
	BIOTECH & PHARMA — 0.3%
1,000,000	Royalty Pharma plc	1.2000	09/02/25	990,675

	CHEMICALS — 1.0%
1,000,000	Albemarle Corporation	4.6500	06/01/27	988,269
1,000,000	Albemarle Corporation	5.0500	06/01/32	926,810
1,000,000	Cabot Corporation	5.0000	06/30/32	983,672
1,000,000	LYB International Finance III, LLC	1.2500	10/01/25	987,906
				3,886,657
	COMMERCIAL SUPPORT SERVICES — 4.3%
1,000,000	Cintas Corp No 2	3.7000	04/01/27	989,553
1,000,000	Cintas Corp No 2	4.0000	05/01/32	954,102
1,000,000	Republic Services, Inc.	3.3750	11/15/27	979,150
6,900,000	Republic Services, Inc.	3.9500	05/15/28	6,832,890
1,000,000	Republic Services, Inc.	2.3000	03/01/30	905,095
1,000,000	Republic Services, Inc.	1.4500	02/15/31	841,234
1,000,000	Republic Services, Inc.	1.7500	02/15/32	829,192
1,000,000	Waste Connections, Inc.	4.2500	12/01/28	998,116
1,000,000	Waste Management, Inc.	0.7500	11/15/25	983,300
1,000,000	Waste Management, Inc.	3.1500	11/15/27	973,522
1,000,000	Waste Management, Inc.	4.6250	02/15/33	988,545
				16,274,699

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	CONSTRUCTION MATERIALS — 2.4%
1,000,000	Carlisle Companies, Inc.	3.7500	12/01/27	$978,929
6,900,000	Carlisle Companies, Inc.	2.7500	03/01/30	6,324,411
1,000,000	Carlisle Companies, Inc. Class B	2.2000	03/01/32	834,370
1,000,000	Vulcan Materials Company	3.9000	04/01/27	990,926
				9,128,636
	CONTAINERS & PACKAGING — 1.2%
1,000,000	Amcor Finance USA, Inc.	3.6250	04/28/26	990,160
1,000,000	Amcor Finance USA, Inc.	4.5000	05/15/28	992,928
1,000,000	Amcor Flexibles North America, Inc.	2.6300	06/19/30	897,760
1,000,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	881,748
1,000,000	AptarGroup, Inc.	3.6000	03/15/32	913,376
				4,675,972
	DIVERSIFIED INDUSTRIALS — 2.8%
1,000,000	Dover Corporation	3.1500	11/15/25	993,670
1,000,000	Parker-Hannifin Corporation	3.2500	03/01/27	983,314
1,000,000	Parker-Hannifin Corporation	4.2500	09/15/27	998,577
6,900,000	Parker-Hannifin Corporation	3.2500	06/14/29	6,599,624
1,000,000	Parker-Hannifin Corporation	4.5000	09/15/29	1,004,020
				10,579,205
	ELECTRIC UTILITIES — 4.9%
1,000,000	Avangrid, Inc.	3.8000	06/01/29	964,363
1,000,000	CenterPoint Energy, Inc.	1.4500	06/01/26	969,426
1,000,000	CenterPoint Energy, Inc.	2.9500	03/01/30	923,821
1,000,000	CenterPoint Energy, Inc.	2.6500	06/01/31	876,517
1,000,000	DTE Energy Company	5.8500	06/01/34	1,029,300
1,000,000	Emera US Finance, L.P.	3.5500	06/15/26	986,888
1,000,000	Entergy Arkansas, LLC	3.5000	04/01/26	993,129
1,000,000	Entergy Corporation	0.9000	09/15/25	989,193
1,000,000	Entergy Corporation	1.9000	06/15/28	927,618
1,000,000	Entergy Corporation	2.8000	06/15/30	909,686
1,000,000	Entergy Corporation	2.4000	06/15/31	871,246
6,900,000	Evergy, Inc.	2.9000	09/15/29	6,425,967
1,000,000	Eversource Energy	5.9500	07/15/34	1,028,656
1,000,000	WEC Energy Group, Inc.	1.3750	10/15/27	930,115
				18,825,925

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	ELECTRICAL EQUIPMENT — 5.2%
1,000,000	Amphenol Corporation	5.0500	04/05/27	$1,013,656
6,900,000	Amphenol Corporation	4.3500	06/01/29	6,890,428
1,000,000	Amphenol Corporation	2.8000	02/15/30	929,183
1,000,000	Amphenol Corporation	2.2000	09/15/31	866,108
1,000,000	Amphenol Corporation	5.2500	04/05/34	1,011,464
1,000,000	Roper Technologies, Inc.	3.8000	12/15/26	991,156
6,900,000	Trimble, Inc.	4.9000	06/15/28	6,965,048
1,000,000	Trimble, Inc.	6.1000	03/15/33	1,043,012
				19,710,055
	ENGINEERING & CONSTRUCTION — 0.3%
1,000,000	Quanta Services, Inc.	5.2500	08/09/34	990,199

	FOOD — 4.2%
1,000,000	Campbell Soup Company	4.1500	03/15/28	992,246
1,000,000	Campbell Soup Company	5.4000	03/21/34	995,814
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	999,142
6,900,000	Conagra Brands, Inc.	1.3750	11/01/27	6,384,118
1,000,000	Conagra Brands, Inc.	4.8500	11/01/28	1,003,910
1,000,000	McCormick & Co, Inc.	3.4000	08/15/27	977,035
1,000,000	McCormick & Co, Inc.	2.5000	04/15/30	902,364
1,000,000	McCormick & Co, Inc.	4.9500	04/15/33	986,674
1,000,000	Mondelez International, Inc.	4.7500	02/20/29	1,012,043
1,000,000	Mondelez International, Inc.	2.7500	04/13/30	918,390
1,000,000	Mondelez International, Inc.	4.7500	08/28/34	969,451
				16,141,187
	GAS & WATER UTILITIES — 3.4%
1,000,000	Atmos Energy Corporation	3.0000	06/15/27	976,297
6,900,000	Atmos Energy Corporation	2.6250	09/15/29	6,408,535
1,000,000	Atmos Energy Corporation	1.5000	01/15/31	845,037
1,000,000	Atmos Energy Corporation	5.9000	11/15/33	1,055,450
1,000,000	CenterPoint Energy Resources Corporation	1.7500	10/01/30	859,297
1,000,000	Essential Utilities, Inc.	2.7040	04/15/30	910,433
1,000,000	Essential Utilities, Inc.	5.3750	01/15/34	995,918
1,000,000	NiSource, Inc.	5.4000	06/30/33	1,006,041
				13,057,008

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	HOME CONSTRUCTION — 1.8%
1,000,000	DR Horton, Inc.	2.6000	10/15/25	$992,334
1,000,000	DR Horton, Inc.	1.3000	10/15/26	958,063
1,000,000	Fortune Brands Innovations, Inc.	3.2500	09/15/29	939,977
1,000,000	Fortune Brands Innovations, Inc.	5.8750	06/01/33	1,028,387
1,000,000	Mohawk Industries, Inc.	5.8500	09/18/28	1,032,656
1,000,000	Mohawk Industries, Inc.	3.6250	05/15/30	941,319
1,000,000	PulteGroup, Inc.	6.3750	05/15/33	1,054,880
				6,947,616
	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
6,900,000	Cboe Global Markets, Inc.	3.6500	01/12/27	6,810,937

	INSURANCE — 3.8%
1,000,000	Globe Life, Inc.	5.8500	09/15/34	1,015,051
6,900,000	Loews Corporation	3.7500	04/01/26	6,857,773
1,000,000	Loews Corporation	3.2000	05/15/30	935,367
1,000,000	Primerica, Inc.	2.8000	11/19/31	873,575
1,000,000	Progressive Corporation (The)	3.2000	03/26/30	948,118
1,000,000	Progressive Corporation (The)	4.9500	06/15/33	1,008,296
1,000,000	Reinsurance Group of America, Inc.	3.9000	05/15/29	974,037
1,000,000	Reinsurance Group of America, Inc.	3.1500	06/15/30	925,551
1,000,000	Reinsurance Group of America, Inc.	6.0000	09/15/33	1,035,133
				14,572,901
	LEISURE PRODUCTS — 0.2%
1,000,000	Brunswick Corporation	4.4000	09/15/32	905,121

	MACHINERY — 4.2%
1,000,000	AGCO Corporation	5.8000	03/21/34	1,001,874
1,000,000	Caterpillar Financial Services Corporation	0.8000	11/13/25	983,682
1,000,000	Caterpillar Financial Services Corporation	0.9000	03/02/26	975,066
6,900,000	Caterpillar, Inc.	2.6000	09/19/29	6,433,880
1,000,000	Caterpillar, Inc.	1.9000	03/12/31	870,782
1,000,000	CNH Industrial Capital, LLC	1.8750	01/15/26	982,952
1,000,000	Ingersoll Rand, Inc.	5.7000	08/14/33	1,027,993
1,000,000	Nordson Corporation	5.8000	09/15/33	1,038,570
1,000,000	Stanley Black & Decker, Inc.	6.0000	03/06/28	1,036,257
1,000,000	Stanley Black & Decker, Inc.	2.3000	03/15/30	881,061

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	MACHINERY — 4.2% (Continued)
1,000,000	Stanley Black & Decker, Inc.	3.0000	05/15/32	$859,545
				16,091,662
	MEDICAL EQUIPMENT & DEVICES — 2.7%
1,000,000	Baxter International, Inc.	1.9150	02/01/27	956,399
1,000,000	Baxter International, Inc.	2.2720	12/01/28	922,554
6,900,000	Baxter International, Inc.	3.9500	04/01/30	6,670,973
1,000,000	Baxter International, Inc.	2.5390	02/01/32	856,734
1,000,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	901,593
				10,308,253
	METALS & MINING — 2.1%
1,000,000	Newmont Corporation	2.8000	10/01/29	939,079
1,000,000	Newmont Corporation	2.2500	10/01/30	893,806
6,900,000	Newmont Corporation	2.6000	07/15/32	6,020,483
				7,853,368
	OIL & GAS PRODUCERS — 10.1%
1,000,000	Cheniere Energy Partners, L.P.	5.9500	06/30/33	1,022,246
1,000,000	Continental Resources, Inc.	4.3750	01/15/28	978,046
1,000,000	Devon Energy Corporation	5.8500	12/15/25	1,003,115
1,000,000	Devon Energy Corporation	4.5000	01/15/30	974,120
1,000,000	Devon Energy Corporation	7.8750	09/30/31	1,133,897
1,000,000	Devon Energy Corporation	5.2000	09/15/34	946,386
1,000,000	Diamondback Energy, Inc.	3.2500	12/01/26	980,576
1,000,000	Diamondback Energy, Inc.	3.5000	12/01/29	945,466
6,900,000	Diamondback Energy, Inc.	3.1250	03/24/31	6,228,758
1,000,000	EOG Resources, Inc.	4.1500	01/15/26	997,818
1,000,000	EQT Corporation	5.7000	04/01/28	1,021,149
1,000,000	EQT Corporation	7.0000	02/01/30	1,070,074
1,000,000	EQT Corporation	5.7500	02/01/34	1,004,986
1,000,000	Kinder Morgan, Inc.	4.3000	06/01/25	1,000,000
1,000,000	Kinder Morgan, Inc.	4.3000	03/01/28	996,962
1,000,000	Kinder Morgan, Inc.	7.8000	08/01/31	1,136,170
1,000,000	Kinder Morgan, Inc.	5.2000	06/01/33	985,741
1,000,000	ONEOK, Inc.	5.8500	01/15/26	1,005,763
1,000,000	ONEOK, Inc.	4.0000	07/13/27	989,974
1,000,000	Ovintiv, Inc.	5.3750	01/01/26	1,000,528

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	OIL & GAS PRODUCERS — 10.1% (Continued)
1,000,000	Targa Resources Corporation	6.1500	03/01/29	$1,043,563
1,000,000	Targa Resources Corporation	6.1250	03/15/33	1,029,184
1,000,000	Targa Resources Partners, L.P. / Targa Resources	5.0000	01/15/28	998,610
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,069,703
1,000,000	Transcontinental Gas Pipe Line Company, LLC	7.8500	02/01/26	1,012,423
1,000,000	Valero Energy Corporation	3.4000	09/15/26	986,437
6,900,000	Valero Energy Corporation	4.3500	06/01/28	6,860,897
				38,422,592
	OIL & GAS SERVICES & EQUIPMENT — 0.8%
1,000,000	Schlumberger Holdings Corporation(a)	4.0000	12/21/25	996,491
1,000,000	Schlumberger Holdings Corporation(a)	3.9000	05/17/28	983,619
1,000,000	Schlumberger Holdings Corporation(a)	4.3000	05/01/29	990,954
				2,971,064
	REAL ESTATE INVESTMENT TRUSTS — 18.9%
1,000,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	985,131
1,000,000	Alexandria Real Estate Equities, Inc.	4.7000	07/01/30	980,216
6,900,000	Alexandria Real Estate Equities, Inc.	4.9000	12/15/30	6,836,993
1,000,000	Alexandria Real Estate Equities, Inc.	3.3750	08/15/31	904,495
1,000,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	807,012
1,000,000	Boston Properties, L.P.	3.6500	02/01/26	992,444
1,000,000	Boston Properties, L.P.	4.5000	12/01/28	985,715
1,000,000	Boston Properties, L.P.	3.4000	06/21/29	938,171
6,900,000	Boston Properties, L.P.	3.2500	01/30/31	6,216,844
1,000,000	Boston Properties, L.P.	2.5500	04/01/32	826,566
6,900,000	Camden Property Trust	4.9000	01/15/34	6,771,317
1,000,000	Crown Castle, Inc.	3.3000	07/01/30	924,317
1,000,000	Crown Castle, Inc.	5.8000	03/01/34	1,019,256
1,000,000	Digital Realty Trust, L.P.	3.7000	08/15/27	985,277
1,000,000	Digital Realty Trust, L.P.	4.4500	07/15/28	996,396
1,000,000	Digital Realty Trust, L.P.	3.6000	07/01/29	961,607
1,000,000	Extra Space Storage, L.P.	3.9000	04/01/29	970,318
6,900,000	Extra Space Storage, L.P.	2.5500	06/01/31	5,978,446
1,000,000	Extra Space Storage, L.P.	2.3500	03/15/32	832,886
1,000,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	836,427
1,000,000	Kite Realty Group Trust	4.7500	09/15/30	985,429

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 18.9% (Continued)
1,000,000	LXP Industrial Trust	2.7000	09/15/30	$879,969
1,000,000	LXP Industrial Trust	2.3750	10/01/31	832,432
1,000,000	Mid-America Apartments, L.P.	4.0000	11/15/25	996,418
1,000,000	National Health Investors, Inc.	3.0000	02/01/31	872,331
1,000,000	NNN REIT, Inc.	2.5000	04/15/30	898,343
1,000,000	NNN REIT, Inc.	5.6000	10/15/33	1,014,968
1,000,000	Omega Healthcare Investors, Inc.	4.7500	01/15/28	1,000,617
1,000,000	Omega Healthcare Investors, Inc.	3.6250	10/01/29	941,555
1,000,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	845,024
1,000,000	Prologis, L.P.	3.8750	09/15/28	986,005
1,000,000	Prologis, L.P.	2.2500	04/15/30	897,268
1,000,000	Prologis, L.P.	1.2500	10/15/30	844,670
1,000,000	Prologis, L.P.	1.6250	03/15/31	846,290
1,000,000	Public Storage Operating Company	0.8750	02/15/26	974,934
1,000,000	Public Storage Operating Company	3.0940	09/15/27	974,485
1,000,000	Simon Property Group, L.P.	3.3000	01/15/26	992,553
6,900,000	Sun Communities Operating, L.P.	2.3000	11/01/28	6,387,682
1,000,000	Sun Communities Operating, L.P.	2.7000	07/15/31	870,629
1,000,000	UDR, Inc.	3.2000	01/15/30	941,493
1,000,000	UDR, Inc.	2.1000	08/01/32	810,053
1,000,000	Ventas Realty, L.P.	4.1250	01/15/26	995,218
1,000,000	Ventas Realty, L.P.	3.2500	10/15/26	980,149
1,000,000	Ventas Realty, L.P.	4.0000	03/01/28	984,047
1,000,000	Ventas Realty, L.P.	4.4000	01/15/29	989,493
1,000,000	Ventas Realty, L.P.	4.7500	11/15/30	995,393
1,000,000	WP Carey, Inc.	2.4000	02/01/31	866,961
1,000,000	WP Carey, Inc.	2.2500	04/01/33	802,868
				72,157,111
	RETAIL - CONSUMER STAPLES — 1.8%
6,900,000	Dollar General Corporation	3.8750	04/15/27	6,802,436

	RETAIL - DISCRETIONARY — 2.8%
6,900,000	AutoZone, Inc.	3.7500	06/01/27	6,816,120
1,000,000	Genuine Parts Company	6.5000	11/01/28	1,056,837
1,000,000	Genuine Parts Company	1.8750	11/01/30	853,351

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	RETAIL - DISCRETIONARY — 2.8% (Continued)
1,000,000	Genuine Parts Company	2.7500	02/01/32	$858,057
1,000,000	Tractor Supply Company	5.2500	05/15/33	996,765
				10,581,130
	SEMICONDUCTORS — 2.8%
1,000,000	Broadcom, Inc.	3.4590	09/15/26	987,666
1,000,000	Broadcom, Inc.	4.1100	09/15/28	991,566
1,000,000	KLA Corporation	4.1000	03/15/29	992,000
1,000,000	KLA Corporation	4.6500	07/15/32	992,945
1,000,000	KLA Corporation	4.7000	02/01/34	981,244
1,000,000	Microchip Technology, Inc.	4.2500	09/01/25	998,495
1,000,000	QUALCOMM, Inc.	3.2500	05/20/27	983,264
1,000,000	QUALCOMM, Inc.	1.3000	05/20/28	922,044
1,000,000	QUALCOMM, Inc.	2.1500	05/20/30	900,638
1,000,000	QUALCOMM, Inc.	5.4000	05/20/33	1,040,511
1,000,000	Skyworks Solutions, Inc.	3.0000	06/01/31	870,662
				10,661,035
	SOFTWARE — 2.8%
1,000,000	Fortinet, Inc.	1.0000	03/15/26	972,191
6,900,000	Fortinet, Inc.	2.2000	03/15/31	6,002,406
1,000,000	Roper Technologies, Inc.	4.2000	09/15/28	992,040
1,000,000	Roper Technologies, Inc.	2.0000	06/30/30	878,669
1,000,000	Roper Technologies, Inc.	1.7500	02/15/31	847,117
1,000,000	Roper Technologies, Inc.	4.7500	02/15/32	988,264
				10,680,687
	SPECIALTY FINANCE — 0.2%
1,000,000	Air Lease Corporation	2.8750	01/15/32	875,390

	STEEL — 2.4%
1,000,000	Nucor Corporation	2.0000	06/01/25	1,000,000
6,900,000	Nucor Corporation	2.7000	06/01/30	6,288,123
1,000,000	Steel Dynamics, Inc.	3.4500	04/15/30	939,504
1,000,000	Steel Dynamics, Inc.	3.2500	01/15/31	917,930
				9,145,557
	TECHNOLOGY HARDWARE — 4.1%
1,000,000	Arrow Electronics, Inc.	3.8750	01/12/28	978,523

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	TECHNOLOGY HARDWARE — 4.1% (Continued)
1,000,000	Arrow Electronics, Inc.	2.9500	02/15/32	$858,120
1,000,000	Jabil, Inc.	4.2500	05/15/27	991,298
1,000,000	Jabil, Inc.	3.9500	01/12/28	983,596
6,900,000	Jabil, Inc.	3.6000	01/15/30	6,486,920
1,000,000	Jabil, Inc.	3.0000	01/15/31	897,761
1,000,000	Juniper Networks, Inc.	3.7500	08/15/29	963,891
1,000,000	Juniper Networks, Inc.	2.0000	12/10/30	857,056
1,000,000	Teledyne FLIR, LLC	2.5000	08/01/30	894,531
1,000,000	Western Digital Corporation	2.8500	02/01/29	914,123
1,000,000	Western Digital Corporation	3.1000	02/01/32	863,756
				15,689,575
	TECHNOLOGY SERVICES — 1.5%
1,000,000	Amdocs Ltd.	2.5380	06/15/30	891,797
1,000,000	Equifax, Inc.	2.6000	12/15/25	989,941
1,000,000	Equifax, Inc.	5.1000	12/15/27	1,009,748
1,000,000	MSCI, Inc.(a)	3.6250	11/01/31	907,915
1,000,000	Verisk Analytics, Inc.	4.1250	03/15/29	985,233
1,000,000	Verisk Analytics, Inc.	5.7500	04/01/33	1,039,092
				5,823,726
	TRANSPORTATION & LOGISTICS — 1.3%
1,000,000	CSX Corporation	3.3500	11/01/25	995,426
1,000,000	CSX Corporation	3.8000	03/01/28	986,047
1,000,000	CSX Corporation	4.2500	03/15/29	993,017
1,000,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	993,741
1,000,000	Ryder System, Inc.	5.2500	06/01/28	1,018,902
				4,987,133
	TRANSPORTATION EQUIPMENT — 0.8%
1,000,000	Westinghouse Air Brake Technologies Corporation	3.4500	11/15/26	983,094
1,000,000	Westinghouse Air Brake Technologies Corporation	4.7000	09/15/28	1,002,425
1,000,000	Westinghouse Air Brake Technologies Corporation	5.6110	03/11/34	1,018,959
				3,004,478

See accompanying notes to financial statements.

INSPIRE CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 98.8% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,000,000	Archer-Daniels-Midland Company	4.5000	08/15/33	$963,052

	TOTAL CORPORATE BONDS (Cost $376,849,874)			377,363,956

	TOTAL INVESTMENTS - 98.8% (Cost $376,849,874)			$377,363,956
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			4,573,948
	NET ASSETS - 100.0%			$381,937,904

LLC - Limited Liability Company

L.P. - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is $3,878,979 or 1.0% of net assets.

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	BANKING - 1.0%
1,208	First Citizens BancShares, Inc., Class A	$2,233,447
9,983	Western Alliance Bancorp	722,869
		2,956,316
	BIOTECH & PHARMA - 0.5%
17,917	Incyte Corporation(a)	1,165,680
10,727	Sarepta Therapeutics, Inc.(a)	403,335
		1,569,015
	CHEMICALS - 0.2%
11,664	Albemarle Corporation(b)	650,385

	COMMERCIAL SUPPORT SERVICES - 4.8%
34,457	Cintas Corporation	7,804,510
27,396	Republic Services, Inc.	7,048,717
		14,853,227
	CONSTRUCTION MATERIALS - 0.5%
4,013	Carlisle Companies, Inc.	1,525,662

	DATA CENTER REIT - 1.8%
32,509	Digital Realty Trust, Inc.	5,575,944

	DIVERSIFIED INDUSTRIALS - 0.7%
12,858	Dover Corporation	2,285,510

	ELECTRIC UTILITIES - 3.1%
57,612	CenterPoint Energy, Inc.	2,145,471
26,244	CMS Energy Corporation	1,843,116
38,938	Entergy Corporation	3,242,756
20,354	Evergy, Inc.	1,351,709
17,578	OGE Energy Corporation	781,694
		9,364,746
	ELECTRICAL EQUIPMENT - 3.9%
13,323	A O Smith Corporation	856,802
105,807	Amphenol Corporation, Class A	9,515,224

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 3.9% (Continued)
23,767	Trimble, Inc.(a)	$1,693,874
		12,065,900
	ENGINEERING & CONSTRUCTION - 0.7%
4,413	EMCOR Group, Inc.	2,082,318

	FOOD - 0.6%
41,980	Conagra Brands, Inc.	960,922
12,935	Lamb Weston Holdings, Inc.	721,514
		1,682,436
	GAS & WATER UTILITIES - 0.7%
14,022	Atmos Energy Corporation	2,168,923

	HEALTH CARE FACILITIES & SERVICES - 1.2%
16,627	IQVIA Holdings, Inc.(a)	2,333,267
4,810	Molina Healthcare, Inc.(a)	1,467,242
		3,800,509
	HEALTH CARE REIT - 3.7%
39,410	Ventas, Inc.	2,533,275
56,982	Welltower, Inc.	8,791,183
		11,324,458
	HOME CONSTRUCTION - 0.2%
8,948	Taylor Morrison Home Corporation(a)	503,593

	HOTEL REIT - 0.3%
67,707	Host Hotels & Resorts, Inc.	1,048,781

	INDUSTRIAL REIT - 3.1%
87,760	Prologis, Inc.	9,530,736

	INDUSTRIAL SUPPORT SERVICES - 1.9%
5,843	United Rentals, Inc.	4,139,064
3,658	Watsco, Inc.	1,622,579
		5,761,643

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
3,620	Evercore, Inc., Class A	$837,994
40,311	Interactive Brokers Group, Inc., Class A	8,452,410
		9,290,404
	INSURANCE - 5.6%
18,251	Loews Corporation	1,629,632
54,259	Progressive Corp./The	15,460,017
		17,089,649
	MACHINERY - 8.0%
44,713	Caterpillar, Inc.	15,561,465
5,345	Nordson Corporation	1,133,087
11,869	Parker-Hannifin Corporation	7,889,324
		24,583,876
	MEDICAL EQUIPMENT & DEVICES - 4.2%
7,342	IDEXX Laboratories, Inc.(a)	3,769,090
1,971	Mettler-Toledo International, Inc.(a)	2,277,530
13,286	ResMed, Inc.	3,252,280
8,940	STERIS plc	2,192,177
6,739	West Pharmaceutical Services, Inc.	1,420,918
		12,911,995
	METALS & MINING - 3.4%
134,340	Freeport-McMoRan, Inc.	5,169,403
99,918	Newmont Corporation	5,267,678
		10,437,081
	MULTI ASSET CLASS REIT - 0.4%
19,519	WP Carey, Inc.	1,225,012

	OFFICE REIT - 0.4%
16,791	Alexandria Real Estate Equities, Inc.	1,178,560

	OIL & GAS PRODUCERS - 4.4%
54,777	Devon Energy Corporation	1,657,552
24,873	Diamondback Energy, Inc.	3,346,662
194,610	Kinder Morgan, Inc.	5,456,864

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS PRODUCERS - 4.4% (Continued)
19,276	Targa Resources Corporation	$3,044,259
		13,505,337
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
120,797	Schlumberger N.V.	3,992,341

	RENEWABLE ENERGY - 0.7%
12,391	Enphase Energy, Inc.(a)	512,863
10,205	First Solar, Inc.(a)	1,613,207
		2,126,070
	RESIDENTIAL REIT - 2.6%
17,580	Equity LifeStyle Properties, Inc.	1,117,561
33,401	Equity Residential	2,342,746
53,372	Invitation Homes, Inc.	1,798,636
11,719	Sun Communities, Inc.	1,446,593
28,911	UDR, Inc.	1,197,783
		7,903,319
	RETAIL - CONSUMER STAPLES - 0.5%
8,258	Sprouts Farmers Market, Inc.(a)	1,427,478

	RETAIL - DISCRETIONARY - 0.9%
10,525	Builders FirstSource, Inc.(a)	1,133,332
12,982	Genuine Parts Company	1,642,483
		2,775,815
	RETAIL REIT - 1.6%
29,570	Simon Property Group, Inc.	4,821,980

	SELF-STORAGE REIT - 0.9%
18,844	Extra Space Storage, Inc.	2,848,271

	SEMICONDUCTORS - 7.1%
15,720	Entegris, Inc.	1,080,593
12,715	KLA Corporation	9,623,728
14,806	Lattice Semiconductor Corporation(a)	665,382
55,242	Microchip Technology, Inc.	3,206,246

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 7.1% (Continued)
4,827	Monolithic Power Systems, Inc.	$3,194,991
41,246	ON Semiconductor Corporation(a)	1,733,157
15,853	Skyworks Solutions, Inc.	1,094,333
15,875	Teradyne, Inc.	1,247,775
		21,846,205
	SOFTWARE - 8.5%
8,127	ANSYS, Inc.(a)	2,688,574
3,994	CommVault Systems, Inc.(a)	731,501
34,617	Confluent, Inc., Class A(a)	797,230
69,208	Fortinet, Inc.(a)	7,043,990
5,579	Manhattan Associates, Inc.(a)	1,053,204
24,491	Nutanix, Inc., Class A(a)	1,878,215
9,493	Roper Technologies, Inc.	5,413,573
3,838	Tyler Technologies, Inc.(a)	2,214,488
15,007	Veeva Systems, Inc., Class A(a)	4,197,458
		26,018,233
	SPECIALTY FINANCE - 0.2%
161,264	UWM Holdings Corporation	693,435

	STEEL - 1.3%
22,511	Nucor Corporation	2,461,803
13,507	Steel Dynamics, Inc.	1,662,306
		4,124,109
	TECHNOLOGY HARDWARE - 5.9%
124,752	Arista Networks, Inc.(a)	10,808,514
13,664	Ciena Corporation(a)	1,093,940
10,048	Jabil, Inc.	1,688,164
32,892	Pure Storage, Inc., Class A(a)	1,762,682
65,251	Super Micro Computer, Inc.(a)	2,611,345
		17,964,645
	TECHNOLOGY SERVICES - 6.9%
38,451	CoStar Group, Inc.(a)	2,828,456
5,686	EPAM Systems, Inc.(a)	992,150
2,216	Fair Isaac Corporation(a)	3,825,436

See accompanying notes to financial statements.

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 6.9% (Continued)
15,726	Genpact Ltd.	$677,004
7,038	MSCI, Inc.	3,969,573
31,209	Paychex, Inc.	4,928,214
12,372	Verisk Analytics, Inc.	3,886,540
		21,107,373
	TELECOMMUNICATIONS - 0.2%
25,651	EchoStar Corporation, Class A(a)	454,792

	TRANSPORTATION & LOGISTICS - 1.4%
9,077	JB Hunt Transport Services, Inc.	1,260,341
19,219	Old Dominion Freight Line, Inc.	3,078,308
		4,338,649
	TRANSPORTATION EQUIPMENT - 1.5%
48,915	PACCAR, Inc.	4,590,673

	TOTAL COMMON STOCKS (Cost $286,270,722)	306,005,404

	COLLATERAL FOR SECURITIES LOANED – 0.2%
	MONEY MARKET FUND - 0.2%
629,685	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.23% (Cost $629,685) (c)(d)	629,685

	TOTAL INVESTMENTS - 100.0% (Cost $286,900,407)	$306,635,089
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(e)	55,016
	NET ASSETS - 100.0%	$306,690,105

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $585,480.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2025. Total collateral had a value of $629,685 at May 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2025.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9%
	APPAREL & TEXTILE PRODUCTS - 0.9%
577	Hermes International SCA	$1,590,550
219,672	PRADA SpA	1,437,198
		3,027,748
	ASSET MANAGEMENT - 1.9%
32,004	3i Group plc	1,755,864
28,561	Brookfield Corporation	1,649,115
22,558	Julius Baer Group Ltd.	1,483,888
1,087	Partners Group Holding A.G.	1,455,975
		6,344,842
	AUTOMOTIVE - 3.3%
21,988	Continental A.G.	1,929,692
121,611	Denso Corporation	1,657,921
3,517	Ferrari N.V.	1,683,799
699,006	Geely Automobile Holdings Ltd.	1,570,766
48,229	Mahindra & Mahindra Ltd. - GDR	1,654,255
17,651	Toyota Industries Corporation	2,222,338
		10,718,771
	BANKING - 9.6%
4,751,334	Bank Mandiri Persero Tbk P.T.	1,544,912
35,748	Bank Polska Kasa Opieki S.A.	1,760,369
6,100,482	Bank Rakyat Indonesia Persero Tbk P.T.	1,665,469
373,728	BOC Hong Kong Holdings Ltd.	1,577,641
15,853	Commonwealth Bank of Australia	1,797,715
86,539	Credit Agricole S.A.	1,582,324
45,247	Danske Bank A/S	1,729,556
1,842,020	First Financial Holding Company Ltd.	1,664,884
227,380	Grupo Financiero Banorte SAB de CV	2,016,378
111,647	Hang Seng Bank Ltd.	1,563,414
299,587	Intesa Sanpaolo SpA	1,670,041
99,878	KakaoBank Corporation	1,699,996
16,906	KBC Group N.V.	1,669,103
71,498	National Australia Bank Ltd.	1,751,047
23,104	OTP Bank Nyrt	1,752,498
76,993	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,548,665

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	BANKING - 9.6% (Continued)
440,229	SCB X PCL	$1,588,911
117,646	Standard Bank Group Ltd.	1,525,863
54,503	United Overseas Bank Ltd.	1,496,481
		31,605,267
	BIOTECH & PHARMA - 2.4%
13,031	Celltrion, Inc.	1,519,546
32,983	Chugai Pharmaceutical Company Ltd.	1,738,335
9,599	CSL Ltd.	1,528,008
7,697	Genmab A/S(a)	1,616,372
8,549	UCB S.A.	1,551,981
		7,954,242
	CHEMICALS - 6.1%
24,969	Akzo Nobel N.V.	1,699,752
3,431,520	Chandra Asri Pacific Tbk P.T.	1,963,124
138,817	Clariant A.G.	1,564,946
23,269	Covestro A.G. 144A(a),(d)	1,598,291
40,558	Croda International plc	1,676,528
2,204	EMS-Chemie Holding A.G.	1,674,304
69,334	Evonik Industries A.G.	1,500,347
348	Givaudan S.A.	1,746,070
30,098	Nutrien Ltd.	1,777,991
43,626	Solvay S.A.	1,429,435
14,565	Symrise A.G.	1,737,118
49,761	Yara International ASA	1,784,422
		20,152,328
	COMMERCIAL SUPPORT SERVICES - 2.8%
155,273	ALS Ltd.	1,608,170
49,470	Bureau Veritas S.A.	1,689,439
46,165	Edenred S.E.	1,441,346
23,122	Intertek Group plc	1,490,998
15,397	SGS S.A.	1,605,332
165,818	Worley Ltd.	1,391,435
		9,226,720

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	CONSTRUCTION MATERIALS - 2.0%
302,674	Grupo Argos S.A./Colombia	$1,595,859
14,285	Holcim A.G.	1,580,374
330,244	Siam Cement PCL (The) - GDR	1,669,728
6,202	Sika A.G.	1,656,168
		6,502,129
	CONTAINERS & PACKAGING - 0.5%
42,563	Huhtamaki OYJ	1,571,468

	DIVERSIFIED INDUSTRIALS - 0.5%
35,546	Alfa Laval A.B.	1,511,887

	ELECTRIC UTILITIES - 7.7%
183,462	CLP Holdings Ltd.	1,557,108
101,715	E.ON S.E.	1,781,860
464,176	EDP - Energias de Portugal S.A.	1,849,748
181,263	EDP Renovaveis S.A.	1,819,215
56,416	Endesa S.A.	1,721,687
15,640,985	Enel Americas S.A.	1,459,801
184,365	Enel SpA	1,692,315
33,034	Fortis, Inc.	1,613,757
97,333	Fortum OYJ	1,679,679
92,539	Iberdrola S.A.	1,689,404
42,874	RWE A.G.	1,612,643
72,600	SSE plc	1,722,563
165,254	Terna - Rete Elettrica Nazionale	1,680,683
671,603	Vector Ltd.	1,660,656
21,776	Verbund A.G.(b)	1,699,705
		25,240,824
	ELECTRICAL EQUIPMENT - 2.3%
772,059	Delta Electronics Thailand PCL - GDR	2,445,606
27,187	Kone OYJ, Class B	1,692,706
6,646	Schneider Electric S.E.	1,670,177
4,438	Trane Technologies PLC	1,909,538
		7,718,027

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	ENGINEERING & CONSTRUCTION - 1.5%
80,869	AFRY A.B.	$1,430,856
33,760	Ferrovial S.E.	1,718,663
8,806	WSP Global, Inc.	1,804,212
		4,953,731
	ENTERTAINMENT CONTENT - 0.5%
255,959	Bollore S.E.	1,627,351

	FOOD - 2.5%
75,799	Ajinomoto Company, Inc.	1,902,890
558,452	Grupo Bimbo S.A.B. de C.V.	1,561,804
628,940	Premier Foods PLC	1,762,591
223,623	Tate & Lyle plc	1,666,175
619,134	Wilmar International Ltd.	1,464,230
		8,357,690
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
161,215	Suzano S.A.	1,396,883
55,959	UPM-Kymmene OYJ	1,549,546
		2,946,429
	GAS & WATER UTILITIES - 2.0%
345,545	Hera SpA	1,715,171
1,738,634	Hong Kong & China Gas Company Ltd.	1,529,967
54,794	Naturgy Energy Group S.A.	1,618,687
288,255	Snam SpA	1,723,378
		6,587,203
	HEALTH CARE FACILITIES & SERVICES - 0.9%
35,717	Fresenius S.E. & Company KGaA,(a)	1,750,977
8,544	ICON plc(a)	1,113,112
		2,864,089
	HOME & OFFICE PRODUCTS - 0.5%
15,915	SEB S.A.	1,579,213

	HOME CONSTRUCTION - 0.5%
2,441	Geberit A.G.	1,818,741

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	HOUSEHOLD PRODUCTS - 1.0%
11,648	Beiersdorf A.G.	$1,595,517
7,047	LG H&H Company Ltd.	1,663,918
		3,259,435
	INDUSTRIAL REIT - 0.5%
84,163	Goodman Group	1,785,670

	INDUSTRIAL SUPPORT SERVICES - 0.9%
27,912	Ashtead Group PLC	1,630,268
1,049,129	United Tractors Tbk P.T.	1,444,966
		3,075,234
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
701,910	B3 S.A. - Brasil Bolsa Balcao	1,702,968
5,133	Deutsche Boerse A.G.	1,652,141
33,734	Hong Kong Exchanges & Clearing Ltd.	1,702,818
10,178	London Stock Exchange Group plc	1,546,173
		6,604,100
	INSURANCE - 5.5%
202,558	AIA Group Ltd.	1,695,933
211,793	BB Seguridade Participacoes S.A.	1,394,578
197,927	Dai-ichi Life Holdings, Inc.	1,552,420
1,034	Fairfax Financial Holdings Ltd.	1,759,141
7,312	Intact Financial Corporation	1,658,682
507,682	Legal & General Group plc	1,701,166
42,264	Power Corp of Canada	1,635,404
140,069	Prudential PLC	1,594,318
160,105	Sampo OYJ, A Shares	1,707,932
1,693	Swiss Life Holding A.G.	1,690,263
63,503	Tryg A/S	1,631,792
		18,021,629
	INTERNET MEDIA & SERVICES - 1.5%
6,065	Naspers Ltd.	1,741,563
32,465	Prosus N.V.	1,666,006
10,898	REA Group Ltd.	1,683,655
		5,091,224

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MACHINERY - 5.0%
26,735	ANDRITZ A.G.(b)	$1,846,986
7,501	Disco Corporation	1,713,647
55,234	FANUC Corporation	1,484,894
25,097	GEA Group AG	1,678,262
36,612	KION Group A.G.	1,700,080
11,173	Krones A.G.	1,758,150
72,962	Sandvik A.B.	1,593,901
4,226	SMC Corporation	1,590,489
106,474	TOMRA Systems ASA	1,589,849
188,578	WEG S.A.	1,399,279
		16,355,537
	MEDICAL EQUIPMENT & DEVICES - 1.8%
14,357	Coloplast A/S - Series B	1,389,139
5,270	EssilorLuxottica S.A.	1,464,088
5,155	Sonova Holding A.G.	1,614,051
12,561	Straumann Holding A.G.	1,611,481
		6,078,759
	METALS & MINING - 3.9%
13,793	Agnico Eagle Mines Ltd.(b)	1,625,679
70,160	Antofagasta plc	1,673,650
62,637	BHP Group Ltd.	1,544,126
155,677	Fortescue Ltd.	1,544,128
9,501	Franco-Nevada Corporation	1,600,217
20,718	Rio Tinto Ltd.	1,504,312
40,024	Valterra Platinum Limited(b)	1,568,457
19,323	Wheaton Precious Metals Corporation	1,674,059
		12,734,628
	OIL & GAS PRODUCERS - 6.8%
64,359	Aker BP ASA	1,481,851
48,524	Canadian Natural Resources Ltd.	1,473,188
107,463	Cenovus Energy, Inc.	1,415,584
9,861	Delek Group Ltd.	1,739,104
286,656	ENEOS Holdings, Inc.	1,365,550
98,024	Eni SpA	1,443,650

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	OIL & GAS PRODUCERS - 6.8% (Continued)
57,093	Equinor ASA	$1,339,725
108,992	Inpex Corporation	1,478,311
190,059	MOL Hungarian Oil & Gas plc	1,643,626
29,099	OMV A.G.	1,556,043
85,070	ORLEN S.A.	1,671,579
359,272	Santos Ltd.	1,525,910
23,168	TotalEnergies S.E.	1,358,832
31,111	Tourmaline Oil Corporation	1,402,628
103,493	Woodside Energy Group Ltd.	1,484,093
		22,379,674
	REAL ESTATE OWNERS & DEVELOPERS - 2.9%
385,894	CK Asset Holdings Ltd.	1,599,470
2,359,323	New World Development Company Ltd.(a),(b)	1,441,277
3,623,167	SM Prime Holdings, Inc.	1,464,201
40,095	Sumitomo Realty & Development Company Ltd.	1,548,021
713,587	Swire Properties Ltd.	1,565,309
55,376	Vonovia S.E.	1,812,546
		9,430,824
	RETAIL - CONSUMER STAPLES - 3.1%
59,800	Aeon Company Ltd.	1,843,306
30,300	Alimentation Couche-Tard, Inc.	1,570,709
123,793	BIM Birlesik Magazalar A/S	1,502,438
490,847	Cencosud S.A.	1,690,959
71,948	Jeronimo Martins SGPS S.A.	1,810,136
198,513	President Chain Store Corporation	1,694,736
		10,112,284
	RETAIL - DISCRETIONARY - 0.5%
109,919	SM Investments Corporation	1,644,845

	SEMICONDUCTORS - 2.5%
34,649	Advantest Corporation	1,774,124
45,474	Infineon Technologies A.G.	1,769,552
7,866	NXP Semiconductors N.V.	1,503,429
112,831	Renesas Electronics Corporation	1,398,242

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SEMICONDUCTORS - 2.5% (Continued)
69,109	STMicroelectronics N.V.	$1,734,394
		8,179,741
	SOFTWARE - 2.0%
6,560	Check Point Software Technologies Ltd.(a)	1,501,453
472	Constellation Software, Inc.	1,711,116
39,790	Dassault Systemes S.E.	1,490,770
29,456	WiseTech Global Ltd.	2,034,165
		6,737,504
	STEEL - 0.5%
61,430	voestalpine A.G.(b)	1,616,652

	TECHNOLOGY HARDWARE - 0.9%
6,886	Garmin Ltd.	1,397,651
11,902	Samsung SDI Company Ltd.	1,455,995
		2,853,646
	TECHNOLOGY SERVICES - 0.5%
9,706	Wolters Kluwer N.V.	1,722,352

	TELECOMMUNICATIONS - 2.6%
92,145	Hellenic Telecommunications Organization S.A.	1,777,410
360,569	Koninklijke KPN N.V.	1,693,954
228,129	MTN Group Ltd.	1,585,718
585,436	Singapore Telecommunications Ltd.	1,729,534
427,697	Taiwan Mobile Company Ltd.	1,629,159
		8,415,775
	TRANSPORTATION & LOGISTICS - 4.7%
6,621	Aena SME S.A. 144A(d)	1,781,536
15,350	Canadian National Railway Company	1,613,364
7,720	DSV A/S	1,819,225
75,966	East Japan Railway Company	1,599,796
1,228,771	Eva Airways Corporation	1,677,202
6,693	Kuehne + Nagel International A.G.	1,505,402
84,125	Poste Italiane SpA 144A(d)	1,825,191
35,287	Ryanair Holdings plc - ADR	1,961,957

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	TRANSPORTATION & LOGISTICS - 4.7% (Continued)
178,697	Transurban Group	$1,633,104
		15,416,777
	WHOLESALE - CONSUMER STAPLES - 0.5%
32,495	ITOCHU Corporation	1,748,075

	TOTAL COMMON STOCKS (Cost $281,686,245)	325,573,065

	PREFERRED STOCK — 0.3%
	CHEMICALS — 0.3%
37,650	Sociedad Quimica y Minera de Chile S.A., Class B (a) (Cost $1,933,194)	1,125,879

	COLLATERAL FOR SECURITIES LOANED – 2.1%
	MONEY MARKET FUND - 2.1%
6,750,573	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.23% (Cost $6,750,573) (c)(e)	6,750,573

	TOTAL INVESTMENTS - 101.3% (Cost $290,370,012)	$333,449,517
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(4,229,600)
	NET ASSETS - 100.0%	$329,219,917

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Allmennaksjeselskap

A/S	- Anonim Sirketi

GDR	- Global Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable

SCA	- Société en Commandite par Actions

S.E.	- Societas Europaea

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $6,373,147.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2025. Total collateral had a value of $6,750,573 at May 31, 2025.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025 the total market value of 144A securities is $5,205,018 or 1.6% of net assets.

(e)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Diversification of Assets
Country	Percentage of Net Assets
Common Stocks
Japan	8.1%
Canada	7.9%
Germany	7.3%
Australia	6.9%
Switzerland	6.8%
United Kingdom	5.5%
France	4.2%
Netherlands	4.1%
Italy	4.0%
Hong Kong	3.8%
Spain	2.6%
Finland	2.5%
Denmark	2.5%
Austria	2.0%
Taiwan	2.0%
Indonesia	2.0%
South Africa	1.9%
Republic Of Korea	1.9%
Norway	1.9%
Brazil	1.8%
Thailand	1.7%
Ireland	1.5%
Poland	1.5%
Singapore	1.4%
Belgium	1.4%
Sweden	1.4%
Chile	1.3%
Portugal	1.1%
Mexico	1.1%
Hungary	1.0%
Israel	1.0%
Cayman Islands	1.0%
Philippines	0.9%
Greece	0.5%
New Zealand	0.5%
India	0.5%
Colombia	0.5%
United States	0.5%
Turkey	0.4%
Total Common Stocks	98.9%
Preferred Stock
Chile	0.3%
Total Preferred Stock	0.3%
Collateral For Securities Loaned	2.1%
Liabilities In Excess Of Other Assets	-1.3%
Total Net Assets	100.0%

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0%
	AEROSPACE & DEFENSE - 3.2%
14,750	Howmet Aerospace, Inc.	$2,505,878

	ASSET MANAGEMENT - 3.2%
44,958	Brookfield Asset Management Ltd.	2,522,144

	BANKING - 3.2%
597,906	Lloyds Banking Group plc - ADR	2,517,184

	BEVERAGES - 3.2%
39,530	Monster Beverage Corporation(a)	2,527,944

	E-COMMERCE DISCRETIONARY - 3.1%
944	MercadoLibre, Inc.(a)	2,419,746

	ELECTRICAL EQUIPMENT - 3.2%
5,310	GE Vernova, LLC	2,511,524

	ENTERTAINMENT CONTENT - 3.2%
6,490	AppLovin Corporation, Class A(a)	2,550,570

	FOOD - 3.2%
37,288	Mondelez International, Inc., Class A	2,516,567

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
12,036	Interactive Brokers Group, Inc., Class A	2,523,708

	MACHINERY - 3.2%
7,198	Caterpillar, Inc.	2,505,120

	METALS & MINING - 3.2%
47,790	Newmont Corporation	2,519,489

	OIL & GAS PRODUCERS - 12.7%
142,426	Energy Transfer, L.P.	2,489,606

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	OIL & GAS PRODUCERS - 12.7% (Continued)
80,830	Enterprise Products Partners, L.P.	$2,491,181
22,892	EOG Resources, Inc.	2,485,384
90,270	Kinder Morgan, Inc.	2,531,171
		9,997,342
	RETAIL - DISCRETIONARY - 9.9%
708	AutoZone, Inc.(a)	2,642,992
6,844	Home Depot, Inc. (The)	2,520,577
1,888	O’Reilly Automotive, Inc.(a)	2,581,840
		7,745,409
	SEMICONDUCTORS - 3.1%
16,992	QUALCOMM, Inc.	2,467,238

	SOFTWARE - 6.4%
24,780	Fortinet, Inc.(a)	2,522,109
23,364	Shopify, Inc., Class A(a)	2,505,088
		5,027,197
	TECHNOLOGY HARDWARE - 3.2%
28,792	Arista Networks, Inc.(a)	2,494,539

	TECHNOLOGY SERVICES - 3.2%
46,610	RELX plc - ADR	2,513,211

	TRANSPORTATION & LOGISTICS - 6.4%
31,034	Canadian Pacific Kansas City LTD.	2,533,925
25,842	United Parcel Service, Inc., Class B	2,520,629
		5,054,554

	TOTAL COMMON STOCKS (Cost $63,296,932)	62,919,364

See accompanying notes to financial statements.

INSPIRE TACTICAL BALANCED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 19.5%
	FIXED INCOME - 19.5%
628,940	Schwab Short-Term U.S. Treasury ETF (Cost $15,301,533)	$15,295,821

	TOTAL INVESTMENTS - 99.5% (Cost $78,598,465)	$78,215,185
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	427,964
	NET ASSETS - 100.0%	$78,643,149

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

L.P.	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	BIOTECH & PHARMA - 2.8%
7,029	United Therapeutics Corporation(a)	$2,241,197

	COMMERCIAL SUPPORT SERVICES - 5.5%
30,492	Brady Corporation, Class A	2,127,427
13,365	FTI Consulting, Inc.(a)	2,193,998
		4,321,425
	ELECTRIC UTILITIES - 4.4%
22,572	NRG Energy, Inc.	3,518,975

	ELECTRICAL EQUIPMENT - 7.1%
32,274	Amphenol Corporation, Class A	2,902,400
21,681	BWX Technologies, Inc.	2,723,134
		5,625,534
	ENGINEERING & CONSTRUCTION - 3.5%
5,841	EMCOR Group, Inc.	2,756,134

	ENTERTAINMENT CONTENT - 3.9%
7,920	AppLovin Corporation, Class A(a)	3,112,560

	FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
32,472	Sylvamo Corporation	1,720,042

	HEALTH CARE FACILITIES & SERVICES - 5.9%
3,564	Chemed Corporation	2,048,730
21,384	Encompass Health Corporation	2,585,325
		4,634,055
	HEALTH CARE REIT - 2.7%
57,321	Omega Healthcare Investors, Inc.	2,120,877

	HOME CONSTRUCTION - 2.4%
37,224	KB Home	1,920,014

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
27,819	SEI Investments Company	$2,371,848

	INSURANCE - 8.1%
4,455	Kinsale Capital Group, Inc.	2,102,715
55,638	Old Republic International Corporation	2,103,116
10,890	Reinsurance Group of America, Inc.	2,213,829
		6,419,660
	LEISURE FACILITIES & SERVICES - 3.7%
85,932	Cinemark Holdings, Inc.	2,901,924

	MACHINERY - 9.5%
6,831	Curtiss-Wright Corporation	3,006,392
44,154	Flowserve Corporation	2,203,726
14,454	MSA Safety, Inc.	2,355,569
		7,565,687
	OIL & GAS PRODUCERS - 4.9%
13,563	Diamondback Energy, Inc.	1,824,902
4,752	Murphy USA, Inc.	2,028,106
		3,853,008
	RETAIL - CONSUMER STAPLES - 5.5%
19,305	BJ’s Wholesale Club Holdings, Inc.(a)	2,185,519
5,049	Casey’s General Stores, Inc.	2,210,250
		4,395,769
	RETAIL - DISCRETIONARY - 6.3%
13,761	AutoNation, Inc.(a)	2,529,959
5,742	Group 1 Automotive, Inc.	2,434,149
		4,964,108
	SEMICONDUCTORS - 12.6%
12,771	Broadcom, Inc.	3,091,475
3,168	KLA Corporation	2,397,796
3,663	Monolithic Power Systems, Inc.	2,424,540
13,959	QUALCOMM, Inc.	2,026,847
		9,940,658

See accompanying notes to financial statements.

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 3.1%
13,464	CommVault Systems, Inc.(a)	$2,465,932

	TECHNOLOGY HARDWARE - 2.8%
10,197	InterDigital, Inc.	2,215,400

	TOTAL COMMON STOCKS (Cost $65,574,161)	79,064,807

	TOTAL INVESTMENTS - 99.9% (Cost $65,574,161)	$79,064,807
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	116,307
	NET ASSETS - 100.0%	$79,181,114

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 1.2%
5,818	Howmet Aerospace, Inc.	$988,420

	ASSET MANAGEMENT - 1.8%
7,062	Futu Holdings Ltd. - ADR	719,830
7,811	Stifel Financial Corporation	735,952
		1,455,782
	AUTOMOTIVE - 1.1%
52,965	Dana, Inc.	880,808

	BANKING - 4.7%
19,581	Bank7 Corporation	756,218
20,758	Capital City Bank Group, Inc.	783,407
3,959	Credicorp Ltd.	838,556
32,742	Northeast Community Bancorp, Inc.	740,624
22,577	Third Coast Bancshares, Inc.(a)	692,211
		3,811,016
	BIOTECH & PHARMA - 3.7%
33,063	Catalyst Pharmaceuticals, Inc.(a)	825,252
20,651	Exelixis, Inc.(a)	888,819
5,457	Jazz Pharmaceuticals plc(a)	589,738
14,445	Protagonist Therapeutics, Inc.(a)	685,704
		2,989,513
	CHEMICALS - 1.1%
9,951	CF Industries Holdings, Inc.	902,655

	COMMERCIAL SUPPORT SERVICES - 4.1%
98,654	ADT, Inc.	820,801
17,869	Heidrick & Struggles International, Inc.	780,161
3,852	UniFirst Corporation	726,333
17,762	Willdan Group, Inc.(a)	960,037
		3,287,332
	CONSUMER SERVICES - 2.4%
6,285	Stride, Inc.(a)	951,486

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONSUMER SERVICES - 2.4% (Continued)
27,606	Universal Technical Institute, Inc.(a)	$980,841
		1,932,327
	CONTAINERS & PACKAGING - 1.1%
8,512	Crown Holdings, Inc.	838,432

	E-COMMERCE DISCRETIONARY - 1.9%
369	MercadoLibre, Inc.(a)	945,854
5,885	PDD Holdings, Inc. - ADR(a)	567,961
		1,513,815
	ELECTRIC UTILITIES - 2.6%
7,704	NRG Energy, Inc.	1,201,054
5,778	Vistra Corporation	927,773
		2,128,827
	ELECTRICAL EQUIPMENT - 2.2%
7,169	Itron, Inc.(a)	828,736
8,560	Vertiv Holdings Company	923,881
		1,752,617
	ENGINEERING & CONSTRUCTION - 3.1%
2,140	Comfort Systems USA, Inc.	1,023,412
1,926	EMCOR Group, Inc.	908,802
76,505	Mistras Group, Inc.(a)	577,613
		2,509,827
	FOOD – 5.0%
8,667	Cal-Maine Foods, Inc.	831,425
35,096	Phibro Animal Health Corporation, Class A	857,044
16,649	Pilgrim’s Pride Corporation	818,465
12,626	Tyson Foods, Inc., Class A	709,076
25,894	Vital Farms, Inc.(a)	824,465
		4,040,475
	HEALTH CARE FACILITIES & SERVICES - 3.4%
7,704	Encompass Health Corporation	931,414
6,099	Tenet Healthcare Corporation(a)	1,029,328
4,280	Universal Health Services, Inc., Class B	814,698
		2,775,440

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 0.9%
10,700	Griffon Corporation	$735,625

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
2,354	Valmont Industries, Inc.	748,666

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
4,387	Interactive Brokers Group, Inc., Class A	919,866
20,330	Virtu Financial, Inc., Class A	817,063
		1,736,929
	INSURANCE - 5.6%
18,618	CNO Financial Group, Inc.	706,739
41,623	Donegal Group, Inc., Class A	840,786
5,992	Globe Life, Inc.	730,245
2,675	Primerica, Inc.	723,855
2,782	Progressive Corp./The	792,675
26,322	United Fire Group, Inc.	748,861
		4,543,161
	INTERNET MEDIA & SERVICES - 3.7%
27,285	EverQuote, Inc.(a)	628,919
24,075	HealthStream, Inc.	674,582
43,228	Opera Ltd. - ADR	793,234
56,924	Upwork, Inc.(a)	881,753
		2,978,488
	LEISURE FACILITIES & SERVICES - 1.1%
15,836	Cheesecake Factory, Inc. (The)(b)	873,672

	MACHINERY - 1.3%
2,354	Curtiss-Wright Corporation	1,036,019

	MEDICAL EQUIPMENT & DEVICES - 3.0%
10,379	Globus Medical, Inc., Class A(a)	614,229
2,889	Insulet Corporation(a)	939,012
3,492	ResMed, Inc.	854,807
		2,408,048

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 0.9%
28,676	Alliance Resource Partners, L.P.	$746,436

	OIL & GAS PRODUCERS - 4.1%
3,317	Cheniere Energy, Inc.	786,096
18,190	Ovintiv, Inc.	651,566
37,878	Plains All American Pipeline, L.P.	626,502
25,359	Riley Exploration Permian, Inc.	650,712
3,852	Targa Resources Corporation	608,346
		3,323,222
	OIL & GAS SERVICES & EQUIPMENT - 2.6%
17,120	Baker Hughes Company	634,296
46,866	DNOW, Inc.(a)	675,808
26,108	TechnipFMC plc	813,264
		2,123,368
	RENEWABLE ENERGY - 2.2%
38,199	American Superconductor Corporation(a)	1,079,504
7,918	EnerSys	662,182
		1,741,686
	RETAIL - CONSUMER STAPLES - 2.2%
36,059	Albertsons Companies, Inc., Class A	801,592
5,457	Sprouts Farmers Market, Inc.(a)	943,297
		1,744,889
	RETAIL - DISCRETIONARY - 1.3%
20,651	Build-A-Bear Workshop, Inc.	1,054,027

	SEMICONDUCTORS - 2.6%
27,820	ACM Research, Inc., Class A(a)	627,341
7,704	Cirrus Logic, Inc.(a)	757,765
4,855	QUALCOMM, Inc.	704,946
		2,090,052
	SOFTWARE - 3.8%
14,338	ACI Worldwide, Inc.(a)	663,276
72,974	Asure Software, Inc.(a)	707,848
9,309	SS&C Technologies Holdings, Inc.	752,260

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 3.8% (Continued)
3,268	Veeva Systems, Inc., Class A(a)	$914,060
		3,037,444
	SPECIALTY FINANCE - 3.1%
8,774	Dave, Inc.(a)	1,761,995
7,918	Enova International, Inc.(a)	733,761
		2,495,756
	STEEL - 1.2%
4,127	Carpenter Technology Corporation	969,845

	TECHNOLOGY HARDWARE - 8.1%
15,943	Avnet, Inc.	797,309
139,528	CommScope Holding Company, Inc.(a)	842,749
114,276	Gilat Satellite Networks Ltd.(a),(b)	636,517
5,350	Jabil, Inc.	898,854
31,672	NETGEAR, Inc.(a)	928,940
33,812	Radware Ltd.(a)	788,496
190,995	Ribbon Communications, Inc.(a)	645,563
33,812	TTM Technologies, Inc.(a)	1,009,626
		6,548,054
	TECHNOLOGY SERVICES - 1.1%
57,031	Magic Software Enterprises Ltd.	902,801

	TELECOMMUNICATIONS - 4.9%
28,890	EchoStar Corporation, Class A(a)	512,220
27,820	Iridium Communications, Inc.	706,628
56,282	Ooma, Inc.(a)	768,249
48,150	Spok Holdings, Inc.	780,029
21,186	Telephone and Data Systems, Inc.	727,951
86,456	Vnet Group, Inc. - ADR(a)	461,675
		3,956,752
	TRANSPORTATION & LOGISTICS - 2.7%
7,704	CH Robinson Worldwide, Inc.	739,353
68,801	DHT Holdings, Inc.	796,716

See accompanying notes to financial statements.

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 2.7% (Continued)
5,885	Matson, Inc.	$664,122
		2,200,191
	WHOLESALE - CONSUMER STAPLES - 0.8%
17,655	Andersons, Inc. (The)	626,929

	TOTAL COMMON STOCKS (Cost $74,636,010)	80,429,346

	COLLATERAL FOR SECURITIES LOANED – 1.1%
	MONEY MARKET FUND - 1.1%
882,654	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.23% (Cost $882,654) (c)(d)	882,654

	TOTAL INVESTMENTS - 100.8% (Cost $75,518,664)	$81,312,000
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(630,586)
	NET ASSETS - 100.0%	$80,681,414

ADR	- American Depositary Receipt

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2025 was $857,601.

(c)	Security was purchased with cash received as collateral for securities on loan at May 31, 2025. Total collateral had a value of $882,654 at May 31, 2025.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2025.

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.3%
11,689	Trade Desk, Inc. (The), Class A(a)	$879,247

	AEROSPACE & DEFENSE - 0.1%
6,061	Leonardo DRS, Inc.	256,380
2,139	Loar Holdings, Inc.(a)	186,200
		442,580
	APPAREL & TEXTILE PRODUCTS - 0.1%
3,520	Deckers Outdoor Corporation(a)	371,430

	ASSET MANAGEMENT - 0.3%
32,696	Blue Owl Capital, Inc.	610,762
1,214	Hamilton Lane, Inc., Class A	180,886
2,397	Stifel Financial Corporation	225,845
		1,017,493
	AUTOMOTIVE - 0.2%
32,816	Aurora Innovation, Inc.(a)	198,865
5,038	BorgWarner, Inc.	166,707
5,482	Gentex Corporation	118,247
57,098	Lucid Group, Inc.(a)	127,329
		611,148
	BANKING - 1.0%
1,527	BOK Financial Corporation	144,179
1,538	Cullen/Frost Bankers, Inc.	195,295
3,273	East West Bancorp, Inc.	298,498
354	First Citizens BancShares, Inc., Class A	654,505
13,304	First Horizon Corporation	264,484
1,837	Pinnacle Financial Partners, Inc.	195,236
2,305	Prosperity Bancshares, Inc.	160,543
21,642	Regions Financial Corporation	464,004
1,864	SouthState Corporation	163,659
4,175	Webster Financial Corporation	214,929
2,618	Western Alliance Bancorp	189,569
1,572	Wintrust Financial Corporation	187,713

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 1.0% (Continued)
3,579	Zions Bancorp NA	$169,501
		3,302,115
	BEVERAGES - 0.5%
5,748	Celsius Holdings, Inc.(a)	217,734
1,950	Coca-Cola Consolidated, Inc.	223,568
22,735	Monster Beverage Corporation(a)	1,453,903
		1,895,205
	BIOTECH & PHARMA - 1.1%
6,974	Exelixis, Inc.(a)	300,161
4,455	Incyte Corporation(a)	289,842
4,125	Insmed, Inc.(a)	287,636
1,450	Jazz Pharmaceuticals plc(a)	156,702
5,066	Neurocrine Biosciences, Inc.(a)	623,219
1,708	Nuvalent, Inc., Class A(a)	127,434
3,950	REVOLUTION Medicines, Inc.(a)	155,630
17,993	Roivant Sciences Ltd.(a)	197,743
27,377	Royalty Pharma plc, Class A	900,156
18,899	Summit Therapeutics, Inc.(a)	344,245
999	United Therapeutics Corporation(a)	318,531
2,996	Vaxcyte, Inc.(a)	97,340
2,742	Viking Therapeutics, Inc.(a)	73,486
		3,872,125
	CABLE & SATELLITE - 0.1%
2,734	Liberty Broadband Corporation - Series A(a)	253,989

	CHEMICALS - 2.2%
2,598	Albemarle Corporation	144,864
5,197	Axalta Coating Systems Ltd.(a)	160,068
4,113	CF Industries Holdings, Inc.	373,090
5,951	International Flavors & Fragrances, Inc.	455,609
11,049	Linde PLC	5,166,292
7,734	LyondellBasell Industries N.V., Class A	436,894
3,110	RPM International, Inc.	354,042

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 2.2% (Continued)
2,941	Westlake Corporation	$208,899
		7,299,758
	COMMERCIAL SUPPORT SERVICES - 3.2%
9,264	Cintas Corporation	2,098,296
1,285	Clean Harbors, Inc.(a)	291,425
818	FTI Consulting, Inc.(a)	134,283
18,583	Republic Services, Inc.	4,781,220
2,380	Robert Half, Inc.	108,980
11,307	Rollins, Inc.	647,326
4,769	UL Solutions, Inc., Class A	340,984
9,198	Waste Management, Inc.	2,216,442
		10,618,956
	CONSTRUCTION MATERIALS - 1.7%
1,787	Advanced Drainage Systems, Inc.	196,499
1,041	Carlisle Companies, Inc.	395,767
32,201	CRH PLC	2,935,442
793	Eagle Materials, Inc.	160,353
1,447	Martin Marietta Materials, Inc.	792,305
2,056	Simpson Manufacturing Company, Inc.	320,119
3,083	Vulcan Materials Company	817,211
		5,617,696
	CONSUMER SERVICES - 0.1%
1,352	Bright Horizons Family Solutions, Inc.(a)	174,678
3,483	Service Corp International	271,674
		446,352
	CONTAINERS & PACKAGING - 0.5%
18,016	Amcor PLC	164,126
1,516	AptarGroup, Inc.	240,134
2,756	Crown Holdings, Inc.	271,466
7,159	Graphic Packaging Holding Company	159,073
8,433	International Paper Company	403,182
2,100	Packaging Corporation of America	405,657
		1,643,638

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	DATA CENTER REIT - 0.4%
7,699	Digital Realty Trust, Inc.	$1,320,532

	DIVERSIFIED INDUSTRIALS - 0.2%
3,155	Dover Corporation	560,802
1,845	ITT, Inc.	277,746
		838,548
	E-COMMERCE DISCRETIONARY - 0.5%
11,235	Chewy, Inc.(a)	508,384
41,603	Coupang, Inc.(a)	1,166,964
		1,675,348
	ELECTRIC UTILITIES – 6.0%
11,829	Ameren Corporation	1,145,994
14,723	CenterPoint Energy, Inc.	548,285
6,904	CMS Energy Corporation	484,868
8,019	Consolidated Edison, Inc.	837,905
4,720	DTE Energy Company	644,988
19,379	Entergy Corporation	1,613,882
5,343	Evergy, Inc.	354,829
8,418	Eversource Energy	545,571
13,346	FirstEnergy Corporation	559,731
125,797	NextEra Energy, Inc.	8,886,299
4,375	NRG Energy, Inc.	682,063
12,364	OGE Energy Corporation	549,827
2,709	Pinnacle West Capital Corporation	247,142
10,977	Public Service Enterprise Group, Inc.	889,466
1,163	Talen Energy Corporation(a)	283,714
6,250	Vistra Corporation	1,003,563
7,338	WEC Energy Group, Inc.	788,395
		20,066,522
	ELECTRICAL EQUIPMENT - 4.1%
3,172	A O Smith Corporation	203,991
1,772	AAON, Inc.	170,626
708	Acuity, Inc.	184,002
5,400	AMETEK, Inc.	965,196

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 4.1% (Continued)
27,969	Amphenol Corporation, Class A	$2,515,252
6,877	API Group Corporation(a)	320,950
1,938	BWX Technologies, Inc.	243,413
8,164	Cognex Corporation	244,675
12,834	GE Vernova, LLC	6,070,224
1,275	Generac Holdings, Inc.(a)	155,716
1,242	Hubbell, Inc.	483,858
851	Lennox International, Inc.	480,347
1,090	SPX Technologies, Inc.(a)	165,778
5,440	Trimble, Inc.(a)	387,709
8,116	Vertiv Holdings Company	875,960
771	Watts Water Technologies, Inc., A	186,675
		13,654,372
	ENGINEERING & CONSTRUCTION - 0.9%
796	Comfort Systems USA, Inc.	380,671
1,056	EMCOR Group, Inc.	498,284
3,904	Fluor Corporation(a)	162,328
662	Installed Building Products, Inc.	105,576
2,992	KBR, Inc.	156,152
1,829	MasTec, Inc.(a)	285,196
3,279	Quanta Services, Inc.	1,123,255
6,118	Tetra Tech, Inc.	213,763
723	TopBuild Corporation(a)	204,529
		3,129,754
	ENTERTAINMENT CONTENT - 0.9%
7,894	AppLovin Corporation, Class A(a)	3,102,341

	FOOD - 0.7%
2,949	BellRing Brands, Inc.(a)	185,640
22,380	Conagra Brands, Inc.	512,277
3,465	Lamb Weston Holdings, Inc.	193,278
6,399	McCormick & Company, Inc.	465,399
5,067	Pilgrim’s Pride Corporation	249,094
1,350	Post Holdings, Inc.(a)	149,297

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 0.7% (Continued)
7,290	The Campbell’s Company	$248,152
8,710	Tyson Foods, Inc., Class A	489,153
		2,492,290
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
1,593	Louisiana-Pacific Corporation	143,482
738	Magnera Corporation(a)	8,871
2,680	Trex Company, Inc.(a)	149,731
1,423	UFP Industries, Inc.	138,828
		440,912
	GAS & WATER UTILITIES - 0.6%
4,649	American Water Works Company, Inc.	664,667
3,563	Atmos Energy Corporation	551,125
6,447	Essential Utilities, Inc.	248,403
10,244	NiSource, Inc.	405,048
		1,869,243
	HEALTH CARE FACILITIES & SERVICES - 1.7%
2,673	Acadia Healthcare Company, Inc.(a)	60,517
342	Chemed Corporation	196,595
2,263	Encompass Health Corporation	273,597
1,398	Ensign Group, Inc. (The)	205,869
1,971	HealthEquity, Inc.(a)	198,302
12,306	IQVIA Holdings, Inc.(a)	1,726,901
5,657	Labcorp Holdings, Inc.	1,408,423
814	Medpace Holdings, Inc.(a)	240,049
1,385	Molina Healthcare, Inc.(a)	422,480
3,415	Tempus AI, Inc.(a)	188,440
2,214	Tenet Healthcare Corporation(a)	373,657
1,606	Universal Health Services, Inc., Class B	305,702
		5,600,532
	HEALTH CARE REIT - 1.1%
8,565	Healthcare Realty Trust, Inc.	124,193
16,086	Healthpeak Properties, Inc.	280,057
12,426	Omega Healthcare Investors, Inc.	459,762
9,512	Ventas, Inc.	611,431

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE REIT - 1.1% (Continued)
13,953	Welltower, Inc.	$2,152,670
		3,628,113
	HOME & OFFICE PRODUCTS - 0.2%
3,173	SharkNinja, Inc.(a)	291,694
4,053	Somnigroup International, Inc.	263,688
		555,382
	HOME CONSTRUCTION - 1.5%
7,891	DR Horton, Inc.	931,611
2,821	Fortune Brands Innovations, Inc.	142,178
6,513	Lennar Corporation, Class A	690,899
9,873	Masco Corporation	616,273
1,733	Meritage Homes Corporation	110,236
1,453	Mohawk Industries, Inc.(a)	146,186
198	NVR, Inc.(a)	1,408,955
4,883	PulteGroup, Inc.	478,680
2,445	Taylor Morrison Home Corporation(a)	137,605
2,344	Toll Brothers, Inc.	244,362
		4,906,985
	HOTEL OWNERS & DEVELOPERS - 0.0%(b)
3,223	Millrose Properties, Inc.(a)	89,825

	HOTEL REIT - 0.2%
34,369	Host Hotels & Resorts, Inc.	532,376

	HOUSEHOLD PRODUCTS - 0.6%
89,311	Kenvue, Inc.	2,131,854

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
2,596	Mueller Industries, Inc.	202,151
672	RBC Bearings, Inc.(a)	245,864
		448,015
	INDUSTRIAL REIT – 1.1%
6,862	Americold Realty Trust, Inc.	113,703
1,173	EastGroup Properties, Inc.	198,882

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL REIT – 1.1% (Continued)
3,149	First Industrial Realty Trust, Inc.	$155,655
11,214	Lineage, Inc.	478,726
22,347	Prologis, Inc.	2,426,885
5,367	Rexford Industrial Realty, Inc.	189,133
4,486	STAG Industrial, Inc.	159,612
2,359	Terreno Realty Corporation	133,095
		3,855,691
	INDUSTRIAL SUPPORT SERVICES - 1.4%
884	Applied Industrial Technologies, Inc.	200,244
4,807	Core & Main, Inc., Class A(a)	263,472
26,832	Fastenal Company	1,109,235
1,060	SiteOne Landscape Supply, Inc.(a)	123,819
4,165	U-Haul Holding Company(a)	266,560
2,905	United Rentals, Inc.	2,057,843
954	Watsco, Inc.	423,166
4,579	WillScot Holdings Corporation	123,404
		4,567,743
	INFRASTRUCTURE REIT - 0.7%
10,174	Crown Castle International Corp.	1,020,961
2,498	SBA Communications Corporation, Class A	579,261
551	Texas Pacific Land Corporation	613,831
		2,214,053
	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
2,468	Cboe Global Markets, Inc.	565,468
1,825	Evercore, Inc., Class A	422,469
1,625	Houlihan Lokey, Inc.	283,855
20,361	Interactive Brokers Group, Inc., Class A	4,269,294
27,421	Intercontinental Exchange, Inc.	4,930,295
4,961	Jefferies Financial Group, Inc.	241,105
3,036	SEI Investments Company	258,849
4,928	Tradeweb Markets, Inc., Class A	711,850
		11,683,185
	INSURANCE - 3.4%
12,732	Aflac, Inc.	1,318,271

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 3.4% (Continued)
2,056	American Financial Group, Inc.	$254,903
6,559	Brown & Brown, Inc.	740,511
3,650	Cincinnati Financial Corporation	550,493
13,353	Corebridge Financial, Inc.	435,441
1,206	Erie Indemnity Company, Class A	432,363
2,137	Globe Life, Inc.	260,436
526	Kinsale Capital Group, Inc.	248,267
5,111	Loews Corporation	456,361
304	Markel Group, Inc.(a)	590,277
6,443	Old Republic International Corporation	243,545
1,536	Primerica, Inc.	415,642
13,850	Progressive Corp./The	3,946,281
1,550	Reinsurance Group of America, Inc.	315,100
2,139	RLI Corporation	164,425
5,721	Ryan Specialty Holdings, Inc.	409,452
9,061	W R Berkley Corporation	676,766
		11,458,534
	LEISURE FACILITIES & SERVICES - 0.6%
5,386	Cava Group, Inc.(a)	437,720
2,073	Planet Fitness, Inc., Class A(a)	213,167
1,499	Texas Roadhouse, Inc.	292,620
4,032	TKO Group Holdings, Inc.	636,289
983	Vail Resorts, Inc.	157,447
688	Wingstop, Inc.	235,090
		1,972,333
	MACHINERY - 3.3%
1,701	AGCO Corporation	166,664
10,651	Caterpillar, Inc.	3,706,867
1,311	Crane Company	224,705
861	Curtiss-Wright Corporation	378,935
2,793	Donaldson Company, Inc.	194,253
12,180	Graco, Inc.	1,031,159
1,721	IDEX Corporation	311,346
9,219	Ingersoll Rand, Inc.	752,639

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY - 3.3% (Continued)
1,284	Lincoln Electric Holdings, Inc.	$248,570
1,296	Middleby Corporation (The)(a)	189,384
968	MSA Safety, Inc.	157,755
1,324	Nordson Corporation	280,675
2,933	Parker-Hannifin Corporation	1,949,565
1,631	Regal Rexnord Corporation	217,641
1,218	Snap-on, Inc.	390,674
2,375	Toro Company (The)	179,978
5,678	Veralto Corporation	573,648
		10,954,458
	MEDICAL EQUIPMENT & DEVICES – 3.0%
1,778	Align Technology, Inc.(a)	321,711
12,446	Baxter International, Inc.	379,603
663	Bio-Rad Laboratories, Inc., Class A(a)	150,455
3,478	Bruker Corporation	127,643
10,131	DexCom, Inc.(a)	869,240
14,380	Edwards Lifesciences Corporation(a)	1,124,804
20,736	GE HealthCare Technologies, Inc.	1,462,717
1,237	Glaukos Corporation(a)	116,637
3,081	Globus Medical, Inc., Class A(a)	182,334
5,425	Hologic, Inc.(a)	337,272
1,965	IDEXX Laboratories, Inc.(a)	1,008,752
1,640	Insulet Corporation(a)	533,049
1,602	Lantheus Holdings, Inc.(a)	121,047
474	Mettler-Toledo International, Inc.(a)	547,716
946	Penumbra, Inc.(a)	252,554
1,290	Repligen Corporation(a)	152,310
3,375	ResMed, Inc.	826,166
2,857	Revvity, Inc.	258,330
4,197	Solventum Corporation(a)	306,759
2,275	STERIS plc	557,853
1,754	West Pharmaceutical Services, Inc.	369,831
		10,006,783

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING - 1.3%
30,607	Freeport-McMoRan, Inc.	$1,177,757
26,854	Newmont Corporation	1,415,743
1,523	Royal Gold, Inc.	271,277
17,239	Southern Copper Corporation	1,567,197
		4,431,974
	MORTGAGE FINANCE - 0.2%
20,165	AGNC Investment Corporation	180,275
13,136	Annaly Capital Management, Inc.	248,928
8,531	Starwood Property Trust, Inc.	168,487
		597,690
	MULTI ASSET CLASS REIT - 0.1%
4,444	Vornado Realty Trust	167,405
5,314	WP Carey, Inc.	333,507
		500,912
	OFFICE REIT - 0.3%
8,397	Alexandria Real Estate Equities, Inc.	589,385
3,858	BXP, Inc.	259,759
		849,144
	OIL & GAS PRODUCERS - 7.4%
11,276	Antero Midstream Corporation	211,763
6,862	Antero Resources Corporation(a)	256,982
9,162	APA Corporation	155,846
5,372	Cheniere Energy, Inc.	1,273,110
1,552	Chord Energy Corporation	139,680
17,229	Coterra Energy, Inc.	418,837
15,421	Devon Energy Corporation	466,639
7,282	Diamondback Energy, Inc.	979,793
2,252	DT Midstream, Inc.	235,874
13,715	EOG Resources, Inc.	1,489,039
4,884	Expand Energy Corporation	567,179
104,844	Exxon Mobil Corporation	10,725,542
5,744	Hess Midstream, L.P., Class A	212,528
4,842	HF Sinclair Corporation	174,941
51,618	Kinder Morgan, Inc.	1,447,369

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 7.4% (Continued)
3,855	Kinetik Holdings, Inc.	$171,702
479	Murphy USA, Inc.	204,432
21,800	Occidental Petroleum Corporation	889,004
14,248	ONEOK, Inc.	1,151,808
6,610	Ovintiv, Inc.	236,770
19,776	Permian Resources Corporation	249,375
5,531	Range Resources Corporation	210,399
5,293	Targa Resources Corporation	835,923
14,818	Valero Energy Corporation	1,911,078
4,566	Viper Energy, Inc.	181,225
		24,796,838
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
23,442	Baker Hughes Company	868,526
21,173	Halliburton Company	414,779
34,133	Schlumberger Ltd.	1,128,096
1,888	Weatherford International plc	82,317
		2,493,718
	PUBLISHING & BROADCASTING - 0.1%
13,687	News Corporation, Class A	386,521

	RENEWABLE ENERGY - 0.2%
6,317	Enphase Energy, Inc.(a)	261,461
2,445	First Solar, Inc.(a)	386,505
		647,966
	RESIDENTIAL REIT - 1.2%
8,971	American Homes 4 Rent, Class A	339,552
2,582	Camden Property Trust	303,359
4,560	Equity LifeStyle Properties, Inc.	289,879
9,279	Equity Residential	650,829
1,598	Essex Property Trust, Inc.	453,672
14,757	Invitation Homes, Inc.	497,311
2,858	Mid-America Apartment Communities, Inc.	447,706
6,255	Sun Communities, Inc.	772,117

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RESIDENTIAL REIT - 1.2% (Continued)
7,931	UDR, Inc.	$328,581
		4,083,006
	RETAIL - CONSUMER STAPLES - 0.6%
13,628	Albertsons Companies, Inc., Class A	302,950
3,039	BJ’s Wholesale Club Holdings, Inc.(a)	344,045
841	Casey’s General Stores, Inc.	368,156
5,318	Dollar General Corporation	517,176
2,215	Sprouts Farmers Market, Inc.(a)	382,885
		1,915,212
	RETAIL - DISCRETIONARY - 4.7%
913	AutoNation, Inc.(a)	167,855
382	AutoZone, Inc.(a)	1,426,021
2,758	Builders FirstSource, Inc.(a)	296,981
4,556	Carvana Company(a)	1,490,541
2,424	Floor & Decor Holdings, Inc., Class A(a)	173,777
1,182	Freshpet, Inc.(a)	94,749
8,739	GameStop Corporation, Class A(a)	260,422
8,421	Gap, Inc. (The)	187,873
3,263	Genuine Parts Company	412,835
22,588	Home Depot, Inc. (The)	8,318,936
596	Lithia Motors, Inc., A	188,878
1,320	O’Reilly Automotive, Inc.(a)	1,805,100
1,563	Penske Automotive Group, Inc.	256,613
12,115	Tractor Supply Company	586,366
		15,666,947
	RETAIL REIT - 0.7%
2,329	Agree Realty Corporation	175,374
7,257	Brixmor Property Group, Inc.	184,400
1,982	Federal Realty Investment Trust	189,241
4,294	NNN REIT, Inc.	179,317
4,428	Regency Centers Corporation	319,480
7,621	Simon Property Group, Inc.	1,242,756
		2,290,568

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SELF-STORAGE REIT – 0.9%
5,330	CubeSmart	$227,911
10,224	Extra Space Storage, Inc.	1,545,358
4,102	Public Storage	1,265,098
		3,038,367
	SEMICONDUCTORS - 11.3%
6,107	Amkor Technology, Inc.	110,048
3,378	Astera Labs, Inc.(a)	306,452
106,841	Broadcom, Inc.	25,863,002
3,440	Coherent Corp.(a)	260,167
7,835	Entegris, Inc.	538,578
3,106	KLA Corporation	2,350,869
3,269	Lattice Semiconductor Corporation(a)	146,909
1,609	MACOM Technology Solutions Holdings, Inc.(a)	195,670
21,018	Marvell Technology, Inc.	1,265,073
12,555	Microchip Technology, Inc.	728,692
1,658	MKS, Inc.	136,271
1,112	Monolithic Power Systems, Inc.	736,033
10,114	ON Semiconductor Corporation(a)	424,990
1,141	Onto Innovation, Inc.(a)	104,904
2,218	Qorvo, Inc.(a)	168,612
27,064	QUALCOMM, Inc.	3,929,693
2,592	Sandisk Corporation(a)	97,692
3,791	Skyworks Solutions, Inc.	261,693
3,805	Teradyne, Inc.	299,073
1,119	Universal Display Corporation	160,409
		38,084,830
	SOFTWARE - 10.3%
2,040	ANSYS, Inc.(a)	674,873
847	Appfolio, Inc., Class A(a)	178,861
7,834	Bentley Systems, Inc., Class B	373,917
14,490	CCC Intelligent Solutions Holdings, Inc.(a)	127,222
7,884	Confluent, Inc., Class A(a)	181,569
7,976	Datadog, Inc., Class A(a)	940,211
4,415	DocuSign, Inc.(a)	391,213

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 10.3% (Continued)
6,787	Dynatrace, Inc.(a)	$366,566
2,449	Elastic N.V.(a)	198,051
17,292	Fortinet, Inc.(a)	1,759,980
1,846	Guidewire Software, Inc.(a)	396,927
7,277	Informatica, Inc., Class A(a)	174,721
6,076	Klaviyo, Inc.(a)	206,584
1,390	Manhattan Associates, Inc.(a)	262,404
4,044	MicroStrategy, Inc., Class A(a)	1,492,479
3,865	MongoDB, Inc.(a)	729,828
6,093	Nutanix, Inc., Class A(a)	467,272
100,693	Palantir Technologies, Inc.(a)	13,269,323
1,396	Paycom Software, Inc.	361,690
3,399	Procore Technologies, Inc.(a)	228,311
2,504	Roper Technologies, Inc.	1,427,956
26,044	Samsara, Inc., Class A(a)	1,212,088
7,911	SentinelOne, Inc., Class A(a)	139,313
25,702	Snowflake, Inc., Class A(a)	5,286,129
884	SPS Commerce, Inc.(a)	124,432
5,929	SS&C Technologies Holdings, Inc.	479,122
985	Tyler Technologies, Inc.(a)	568,335
12,669	UiPath, Inc., Class A(a)	168,624
8,529	Unity Software, Inc.(a)	222,436
3,884	Veeva Systems, Inc., Class A(a)	1,086,355
3,611	Zscaler, Inc.(a)	995,553
		34,492,345
	SPECIALTY FINANCE - 0.2%
2,483	Essent Group Ltd.	144,014
2,306	FTAI Aviation Ltd.	270,148
38,474	UWM Holdings Corporation	165,438
		579,600
	SPECIALTY REIT - 0.1%
2,413	Lamar Advertising Company, Class A	290,863

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	STEEL - 0.5%
2,806	ATI, Inc.(a)	$223,470
1,130	Carpenter Technology Corporation	265,550
5,447	Nucor Corporation	595,684
1,264	Reliance, Inc.	370,124
3,396	Steel Dynamics, Inc.	417,946
		1,872,774
	TECHNOLOGY HARDWARE - 1.7%
28,737	Arista Networks, Inc.(a)	2,489,775
1,228	Arrow Electronics, Inc.(a)	145,371
3,139	Ciena Corporation(a)	251,308
2,119	Dolby Laboratories, Inc., Class A	157,357
8,835	Flex Ltd.(a)	373,721
2,427	Jabil, Inc.	407,760
7,752	Juniper Networks, Inc.	278,529
14,572	Super Micro Computer, Inc.(a)	583,171
1,356	Ubiquiti, Inc.	536,013
7,779	Western Digital Corporation(a)	401,007
		5,624,012
	TECHNOLOGY SERVICES - 4.8%
8,477	Affirm Holdings, Inc., Class A(a)	439,956
2,693	Amdocs Ltd.	247,110
2,229	Amentum Holdings, Inc.(a)	46,051
9,642	Automatic Data Processing, Inc.	3,138,760
499	CACI International, Inc., Class A(a)	213,572
3,128	CDW Corporation	564,166
5,667	Coinbase Global, Inc., Class A(a)	1,397,596
1,612	Corpay, Inc.(a)	524,077
10,052	CoStar Group, Inc.(a)	739,425
1,311	EPAM Systems, Inc.(a)	228,756
3,004	Equifax, Inc.	793,627
564	Fair Isaac Corporation(a)	973,622
4,047	Genpact Ltd.	174,223
1,692	Jack Henry & Associates, Inc.	306,540
897	MarketAxess Holdings, Inc.	194,120

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 4.8% (Continued)
5,253	MSCI, Inc.	$2,962,797
8,374	Paychex, Inc.	1,322,338
2,050	Shift4 Payments, Inc., Class A(a)	194,320
12,523	Toast, Inc., Class A(a)	528,220
3,291	Verisk Analytics, Inc.	1,033,835
937	WEX, Inc.(a)	124,555
		16,147,666
	TELECOMMUNICATIONS - 0.1%
6,820	AST SpaceMobile, Inc.(a)	157,337
6,608	EchoStar Corporation, Class A(a)	117,160
5,779	Frontier Communications Parent, Inc.(a)	209,373
		483,870
	TRANSPORTATION & LOGISTICS - 2.9%
5,497	CH Robinson Worldwide, Inc.	527,547
45,543	CSX Corporation	1,438,703
14,299	Delta Air Lines, Inc.	691,929
3,148	Expeditors International of Washington, Inc.	354,874
6,409	FedEx Corporation	1,397,803
2,421	JB Hunt Transport Services, Inc.	336,156
1,396	Kirby Corporation(a)	154,453
3,804	Knight-Swift Transportation Holdings, Inc.	168,593
1,571	Landstar System, Inc.	215,573
5,410	Norfolk Southern Corporation	1,336,919
5,159	Old Dominion Freight Line, Inc.	826,317
656	Saia, Inc.(a)	173,453
19,903	United Parcel Service, Inc., Class B	1,941,339
2,958	XPO, Inc.(a)	336,709
		9,900,368
	TRANSPORTATION EQUIPMENT - 0.4%
1,913	Allison Transmission Holdings, Inc.	198,034
12,568	PACCAR, Inc.	1,179,507
		1,377,541
	WHOLESALE - CONSUMER STAPLES - 0.3%
11,695	Archer-Daniels-Midland Company	564,517

See accompanying notes to financial statements.

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.3% (Continued)
3,398	Bunge Global S.A.	$265,554
3,560	Performance Food Group Company(a)	318,834
		1,148,905
	WHOLESALE - DISCRETIONARY - 0.4%
22,262	Copart, Inc.(a)	1,146,048
886	Pool Corporation	266,323
		1,412,371

	TOTAL COMMON STOCKS (Cost $316,270,224)	334,581,464

	TOTAL INVESTMENTS - 99.6% (Cost $316,270,224)	$334,581,464
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,221,244
	NET ASSETS - 100.0%	$335,802,708

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2025

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$113,829,089	$187,606,866	$376,849,874	$286,900,407
At value (includes securities on loan with a market value of $899,063, $2,720,333, $0, $585,480)	$126,381,953	$178,486,135	$377,363,956	$306,635,089
Cash	618,965	126,539	566,719	541,535
Foreign currencies (Cost $73,450, $0, $0 and $0, respectively)	73,347	—	—	—
Reclaims receivable	417,717	—	—	2,037
Dividends and interest receivable	212,393	147,823	4,157,041	241,026
Prepaid expenses	9,799	16,341	23,728	17,597
TOTAL ASSETS	127,714,174	178,776,838	382,111,444	307,437,284

LIABILITIES
Securities lending collateral payable	950,412	2,932,732	—	629,685
Investment advisory fees payable	33,640	43,234	98,330	62,083
Custody fees payable	26,668	28,403	13,358	20,494
Payable to related parties	12,957	20,148	45,697	30,683
Accrued expenses and other liabilities	21,526	16,531	16,155	4,234
TOTAL LIABILITIES	1,045,203	3,041,048	173,540	747,179
NET ASSETS	$126,668,971	$175,735,790	$381,937,904	$306,690,105

Net Assets Consist Of:
Paid in capital	$111,772,115	$187,760,161	$400,629,183	$323,390,992
Accumulated earnings (deficit)	14,896,856	(12,024,371)	(18,691,279)	(16,700,887)
NET ASSETS	$126,668,971	$175,735,790	$381,937,904	$306,690,105

Net Asset Value Per Share:
Net Assets	$126,668,971	$175,735,790	$381,937,904	$306,690,105
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,200,000	5,150,000	16,100,000	7,750,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$39.58	$34.12	$23.72	$39.57

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
May 31, 2025

	Inspire International	Inspire Tactical	Inspire	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF	Inspire 500 ETF
ASSETS
Investment securities:
At cost	$290,370,012	$78,598,465	$65,574,161	$75,518,664	$316,270,224
At value (includes securities on loan with a market value of $6,373,147, $0, $0, $857,601, $0)	$333,449,517	$78,215,185	$79,064,807	$81,312,000	$334,581,464
Cash	2,823,978	431,748	135,556	215,103	891,288
Foreign currencies (Cost $1,179,729, $0, $0, $0 and $0, respectively)	617,144	—	—	—	—
Reclaims receivable	1,484,617	8,144	611	13,774	3,313
Receivable for investments sold	1,199,824	—	9	—	—
Dividends and interest receivable	767,848	43,218	31,001	79,134	354,661
Prepaid expenses	19,872	16,011	18,561	13,963	—
TOTAL ASSETS	340,362,800	78,714,306	79,250,545	81,633,974	335,830,726

LIABILITIES
Securities lending collateral payable	6,750,573	—	—	882,654	—
Payable for investments purchased	4,169,416	—	—	—	—
Investment advisory fees payable	122,454	33,165	41,985	30,065	28,018
Custody fees payable	61,417	8,528	8,061	13,701	—
Payable to related parties	17,065	6,202	2,085	6,257	—
Accrued expenses and other liabilities	21,958	23,262	17,300	19,883	—
TOTAL LIABILITIES	11,142,883	71,157	69,431	952,560	28,018
NET ASSETS	$329,219,917	$78,643,149	$79,181,114	$80,681,414	$335,802,708

Net Assets Consist Of:
Paid in capital	$287,780,501	$82,339,468	$72,774,153	$74,656,081	$315,065,514
Accumulated earnings (deficit)	41,439,416	(3,696,319)	6,406,961	6,025,333	20,737,194
NET ASSETS	$329,219,917	$78,643,149	$79,181,114	$80,681,414	$335,802,708

Net Asset Value Per Share:
Net Assets	$329,219,917	$78,643,149	$79,181,114	$80,681,414	$335,802,708
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,850,000	2,950,000	2,475,000	2,675,000	1,525,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.42	$26.66	$31.99	$30.16	$220.20

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2025

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap ETF	Bond ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$1,810,711	$1,777,920	$—	$2,607,953
Interest	6,947	26,223	8,643,984	10,820
Securities lending income	6,312	40,946	175	657
Less: Foreign withholding taxes	(237,497)	—	—	—
TOTAL INVESTMENT INCOME	1,586,473	1,845,089	8,644,159	2,619,430

EXPENSES
Investment advisory fees	175,808	275,621	545,997	469,690
Custodian fees	64,602	48,966	15,996	24,348
Administrative services	56,279	66,675	133,633	97,719
Audit fees	10,383	8,850	8,822	8,542
Printing and postage expenses	8,896	14,467	14,359	20,068
Transfer agent fees	7,226	7,600	7,095	5,512
Legal fees	7,103	7,122	7,619	7,461
Trustees fees and expenses	7,052	7,007	7,102	6,947
Professional fees	5,973	9,029	11,057	10,674
Insurance expense	2,089	1,989	2,834	3,081
Other Expenses	3,579	4,755	7,281	4,655
TOTAL EXPENSES	348,990	452,081	761,795	658,697
Less: Fees waived by the Adviser	—	—	—	(111,174)
NET EXPENSES	348,990	452,081	761,795	547,523

NET INVESTMENT INCOME	1,237,483	1,393,008	7,882,364	2,071,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	2,151,706	4,252,959	277,066	15,573,901
Investments	233,488	1,331,574	(455,526)	(2,364,989)
Foreign currency transactions	(6,294)	—	—	(30)
	2,378,900	5,584,533	(178,460)	13,208,882
Net change in unrealized appreciation (depreciation) on:
Investments	(1,431,588)	(39,375,873)	92,010	(35,998,255)
Foreign currency translations	30,426	—	—	—
	(1,401,162)	(39,375,873)	92,010	(35,998,255)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	977,738	(33,791,340)	(86,450)	(22,789,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,215,221	$(32,398,332)	$7,795,914	$(20,717,466)

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended May 31, 2025

	Inspire International	Inspire Tactical	Inspire	Inspire Fidelis Multi
	ETF	Balanced ETF	Momentum ETF	Factor ETF	Inspire 500 ETF
INVESTMENT INCOME
Dividends	$6,382,858	$666,668	$552,483	$681,207	$2,314,585
Interest	10,489	4,008	2,639	—	—
Securities lending income	44,230	230	158	2,259	—
Reclaims receivable	588,576	—	—	—	—
Less: Foreign withholding taxes	(1,536,132)	(4,626)	—	(11,262)	3,224
TOTAL INVESTMENT INCOME	5,490,021	666,280	555,280	672,204	2,317,809

EXPENSES
Investment advisory fees	681,950	206,086	242,221	180,400	124,069
Custodian fees	126,972	10,980	8,522	15,187	—
Administrative services	96,994	35,720	29,801	36,419	—
Printing and postage expenses	20,527	3,410	7,847	6,002	—
Professional fees	10,591	5,600	3,952	5,632	—
Audit fees	8,850	8,850	8,850	8,850	—
Transfer agent fees	7,976	5,779	5,276	5,490	—
Legal fees	7,821	6,364	7,374	6,329	—
Trustees fees and expenses	6,962	7,037	7,022	7,002	—
Insurance expense	2,386	1,642	1,343	1,492	—
Other Expenses	6,411	5,033	5,546	4,809	—
TOTAL EXPENSES	977,440	296,501	327,754	277,612	124,069
Less: Fees waived by the Adviser	—	—	(29,533)	—	—
NET EXPENSES	977,440	296,501	298,221	277,612	124,069

NET INVESTMENT INCOME	4,512,581	369,779	257,059	394,592	2,193,740

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	6,441,425	6,064,936	1,070,679	5,988,461	3,643,307
Investments	(569,738)	(828,926)	(3,087,145)	(6,067,033)	(1,628,173)
Foreign currency transactions	(10,195)	(57)	—	1	—
	5,861,492	5,235,953	(2,016,466)	(78,571)	2,015,134
Net change in unrealized appreciation (depreciation) on:
Investments	24,553,460	(10,627,731)	333,717	(5,963,197)	(7,219,307)
Foreign currency translations	93,343	94	10	104	—
	24,646,803	(10,627,637)	333,727	(5,963,093)	(7,219,307)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	30,508,295	(5,391,684)	(1,682,739)	(6,041,664)	(5,204,173)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,020,876	$(5,021,905)	$(1,425,680)	$(5,647,072)	$(3,010,433)

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$1,237,483	$2,199,441
Net realized gain on in-kind redemptions, investments and foreign currency transactions	2,378,900	26,944,794
Net change in unrealized depreciation on investments and foreign currency translations	(1,401,162)	(1,775,682)
Net increase in net assets resulting from operations	2,215,221	27,368,553

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(503,150)	(2,698,930)
Net decrease in net assets resulting from distributions to shareholders	(503,150)	(2,698,930)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	22,834,049	—
Cost of shares redeemed	(7,581,241)	(81,741,323)
Net increase (decrease) in net assets resulting from shares of beneficial interest	15,252,808	(81,741,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,964,879	(57,071,700)

NET ASSETS
Beginning of Period	109,704,092	166,775,792
End of Period	$126,668,971	$109,704,092

SHARE ACTIVITY
Shares Sold	600,000	—
Shares Redeemed	(200,000)	(2,200,000)
Net increase (decrease) in shares of beneficial interest outstanding	400,000	(2,200,000)

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$1,393,008	$2,307,550
Net realized gain on in-kind redemptions and investments	5,584,533	19,175,485
Net change in unrealized appreciation (depreciation) on investments	(39,375,873)	30,220,362
Net increase (decrease) in net assets resulting from operations	(32,398,332)	51,703,397

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,084,775)	(2,458,940)
Net decrease in net assets resulting from distributions to shareholders	(1,084,775)	(2,458,940)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,888,165	63,933,739
Cost of shares redeemed	(21,531,837)	(69,346,878)
Net decrease in net assets resulting from shares of beneficial interest	(3,643,672)	(5,413,139)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,126,779)	43,831,318

NET ASSETS
Beginning of Period	212,862,569	169,031,251
End of Period	$175,735,790	$212,862,569

SHARE ACTIVITY
Shares Sold	500,000	1,750,000
Shares Redeemed	(600,000)	(1,950,000)
Net decrease in shares of beneficial interest outstanding	(100,000)	(200,000)

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$7,882,364	$12,267,879
Net realized gain (loss) on in-kind redemptions and investments	(178,460)	694,305
Net change in unrealized appreciation on investments	92,010	8,382,659
Net increase in net assets resulting from operations	7,795,914	21,344,843

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(7,827,280)	(12,185,950)
Net decrease in net assets resulting from distributions to shareholders	(7,827,280)	(12,185,950)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	73,048,012	166,835,228
Cost of shares redeemed	(23,628,606)	(76,104,963)
Net increase in net assets resulting from shares of beneficial interest	49,419,406	90,730,265

TOTAL INCREASE IN NET ASSETS	49,388,040	99,889,158

NET ASSETS
Beginning of Period	332,549,864	232,660,706
End of Period	$381,937,904	$332,549,864

SHARE ACTIVITY
Shares Sold	3,100,000	7,100,000
Shares Redeemed	(1,000,000)	(3,200,000)
Net increase in shares of beneficial interest outstanding	2,100,000	3,900,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$2,071,907	$3,340,395
Net realized gain on in-kind redemptions and investments	13,208,882	34,078,726
Net change in unrealized appreciation (depreciation) on investments	(35,998,255)	53,538,833
Net increase (decrease) in net assets resulting from operations	(20,717,466)	90,957,954

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,623,910)	(3,597,375)
Net decrease in net assets resulting from distributions to shareholders	(1,623,910)	(3,597,375)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	38,904,466	116,829,272
Cost of shares redeemed	(63,315,195)	(159,284,769)
Net decrease in net assets resulting from shares of beneficial interest	(24,410,729)	(42,455,497)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,752,105)	44,905,082

NET ASSETS
Beginning of Period	353,442,210	308,537,128
End of Period	$306,690,105	$353,442,210

SHARE ACTIVITY
Shares Sold	1,000,000	3,100,000
Shares Redeemed	(1,600,000)	(4,200,000)
Net decrease in shares of beneficial interest outstanding	(600,000)	(1,100,000)

See accompanying notes to financial statements.

Inspire International ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$4,512,581	$6,705,509
Net realized gain on in-kind redemptions, investments and foreign currency transactions	5,861,492	13,342,843
Net change in unrealized appreciation on investments and foreign currency translations	24,646,803	5,297,249
Net increase in net assets resulting from operations	35,020,876	25,345,601

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(2,818,115)	(7,509,030)
Net decrease in net assets resulting from distributions to shareholders	(2,818,115)	(7,509,030)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,403,142	76,917,626
Cost of shares redeemed	(28,470,534)	(20,358,989)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(5,067,392)	56,558,637

TOTAL INCREASE IN NET ASSETS	27,135,369	74,395,208

NET ASSETS
Beginning of Period	302,084,548	227,689,340
End of Period	$329,219,917	$302,084,548

SHARE ACTIVITY
Shares Sold	750,000	2,550,000
Shares Redeemed	(950,000)	(700,000)
Net increase (decrease) in shares of beneficial interest outstanding	(200,000)	1,850,000

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$369,779	$1,233,496
Net realized gain on in-kind redemptions, investments and foreign currency transactions	5,235,953	8,548,754
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(10,627,637)	7,521,681
Net increase (decrease) in net assets resulting from operations	(5,021,905)	17,303,931

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(557,820)	(1,260,097)
Net decrease in net assets resulting from distributions to shareholders	(557,820)	(1,260,097)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	17,641,243	6,454,888
Cost of shares redeemed	(29,018,929)	(10,328,616)
Net decrease in net assets resulting from shares of beneficial interest	(11,377,686)	(3,873,728)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,957,411)	12,170,106

NET ASSETS
Beginning of Period	95,600,560	83,430,454
End of Period	$78,643,149	$95,600,560

SHARE ACTIVITY
Shares Sold	675,000	250,000
Shares Redeemed	(1,100,000)	(400,000)
Net decrease in shares of beneficial interest outstanding	(425,000)	(150,000)

See accompanying notes to financial statements.

Inspire Momentum ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$257,059	$391,363
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	(2,016,466)	2,929,323
Net change in unrealized appreciation on investments and foreign currency translations	333,727	12,066,443
Net increase (decrease) in net assets resulting from operations	(1,425,680)	15,387,129

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(197,657)	(497,272)
Net decrease in net assets resulting from distributions to shareholders	(197,657)	(497,272)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,882,412	27,151,965
Cost of shares redeemed	(4,581,518)	(12,633,966)
Net increase in net assets resulting from shares of beneficial interest	6,300,894	14,517,999

TOTAL INCREASE IN NET ASSETS	4,677,557	29,407,856

NET ASSETS
Beginning of Period	74,503,557	45,095,701
End of Period	$79,181,114	$74,503,557

SHARE ACTIVITY
Shares Sold	350,000	925,000
Shares Redeemed	(150,000)	(425,000)
Net increase in shares of beneficial interest outstanding	200,000	500,000

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Year Ended
	(Unaudited)	November 30, 2024
FROM OPERATIONS
Net investment income	$394,592	$766,170
Net realized gain (loss) on in-kind redemptions, investments and foreign currency transactions	(78,571)	12,042,085
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(5,963,093)	6,852,844
Net increase (decrease) in net assets resulting from operations	(5,647,072)	19,661,099

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(5,422,973)	(954,623)
Net decrease in net assets resulting from distributions to shareholders	(5,422,973)	(954,623)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,760,210	45,394,608
Cost of shares redeemed	(34,655,681)	(40,032,935)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(2,895,471)	5,361,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,965,516)	24,068,149

NET ASSETS
Beginning of Period	94,646,930	70,578,781
End of Period	$80,681,414	$94,646,930

SHARE ACTIVITY
Shares Sold	1,075,000	1,475,000
Shares Redeemed	(1,175,000)	(1,300,000)
Net increase (decrease) in shares of beneficial interest outstanding	(100,000)	175,000

See accompanying notes to financial statements.

Inspire 500 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2025	Period Ended
	(Unaudited)	November 30, 2024 *
FROM OPERATIONS
Net investment income	$2,193,740	$1,527,948
Net realized gain (loss) on in-kind redemptions and investments	2,015,134	(151,924)
Net change in unrealized appreciation (depreciation) on investments	(7,219,307)	25,530,547
Net increase (decrease) in net assets resulting from operations	(3,010,433)	26,906,571

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:	(1,908,045)	(1,049,460)
Net decrease in net assets resulting from distributions to shareholders	(1,908,045)	(1,049,460)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	101,205,054	249,123,235
Cost of shares redeemed	(25,660,657)	(9,803,557)
Net increase in net assets resulting from shares of beneficial interest	75,544,397	239,319,678

TOTAL INCREASE IN NET ASSETS	70,625,919	265,176,789

NET ASSETS
Beginning of Period	265,176,789	—
End of Period	$335,802,708	$265,176,789

SHARE ACTIVITY
Shares Sold	475,000	1,225,000
Shares Redeemed	(125,000)	(50,000)
Net increase in shares of beneficial interest outstanding	350,000	1,175,000

*	The Inspire 500 ETF commenced operations on March 25, 2024.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022		November 30, 2021	November 30, 2020
Net asset value, beginning of period	$39.18		$33.36	$32.21	$38.68		$32.12	$29.21
Activity from investment operations:
Net investment income (1)	0.40		0.61	0.61	0.57		0.78	0.50
Net realized and unrealized gain (loss) on investments	0.16		5.96	1.11	(3.62)		6.46	2.96
Total from investment operations	0.56		6.57	1.72	(3.05)		7.24	3.46
Less distributions from:
Net investment income	(0.16)		(0.75)	(0.57)	(0.52)		(0.68)	(0.52)
Net realized gains	—		—	—	(2.90)		—	(0.03)
Total distributions	(0.16)		(0.75)	(0.57)	(3.42)		(0.68)	(0.55)
Net asset value, end of period	$39.58		$39.18	$33.36	$32.21		$38.68	$32.12
Total return (3)	1.46	% (7)	19.83%	5.43%	(8.59)%		22.63%	12.35%
Net assets, at end of period (000s)	$126,669		$109,704	$166,776	$136,910		$137,329	$120,453
Ratio of gross expenses to average net assets (6)	0.60%		0.58%	0.56%	0.61	% (5)	0.49%	0.61%
Ratio of net expenses to average net assets (6)	0.60%		0.58%	0.56%	0.61	% (4)	0.49%	0.61%
Ratio of net investment income to average net assets (6)	2.11%		1.67%	1.87%	1.74%		2.08%	1.82%
Portfolio Turnover Rate (2)	15	% (7)	41%	41%	51%		94%	36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(5)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years.

(6)	Annualized for periods less than one year.

(7)	Not annualized.

See accompanying notes to financial statements.

Inspire Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021		November 30, 2020
Net asset value, beginning of period	$40.55		$31.01	$31.67	$36.13	$27.74		$27.56
Activity from investment operations:
Net investment income (1)	0.27		0.45	0.40	0.38	0.38		0.37
Net realized and unrealized gain (loss) on investments	(6.49)		9.57	(0.72)	(1.46)	8.32		0.13	(4)
Total from investment operations	(6.22)		10.02	(0.32)	(1.08)	8.70		0.50
Less distributions from:
Net investment income	(0.21)		(0.48)	(0.34)	(0.32)	(0.31)		(0.31)
Net realized gains	—		—	—	(3.00)	—		(0.01)
Return of capital	—		—	—	(0.06)	—		—
Total distributions	(0.21)		(0.48)	(0.34)	(3.38)	(0.31)		(0.32)
Net asset value, end of period	$34.12		$40.55	$31.01	$31.67	$36.13		$27.74
Total return (3)	(15.37	)% (8)	32.53%	(0.98)%	(3.34)%	31.44%		2.12%
Net assets, at end of period (000s)	$175,736		$212,863	$169,031	$125,113	$124,658		$85,988
Ratio of gross expenses to average net assets (7)	0.49%		0.49%	0.53%	0.54%	0.48	% (6)	0.57	% (6)
Ratio of net expenses to average net assets (7)	0.49%		0.49%	0.53%	0.54%	0.52	% (5)	0.60	% (5)
Ratio of net investment income to average net assets (7)	1.52%		1.25%	1.30%	1.21%	1.08%		1.53%
Portfolio Turnover Rate (2)	18	% (8)	46%	44%	43%	168%		92%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(5)	Represents the ratio of net expenses to average net assets after adviser recapture of waived/reimbursed fees from prior years.

(6)	Represents the ratio of gross expenses to average net assets before adviser recapture of waived/reimbursed fees from prior years

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

Inspire Corporate Bond ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$23.75		$23.04	$22.99	$25.89	$26.48	$25.69
Activity from investment operations:
Net investment income (1)	0.50		0.98	0.79	0.37	0.27	0.45
Net realized and unrealized gain (loss) on investments	(0.03)		0.71	0.03 (4)	(2.85)	(0.57)	0.86
Total from investment operations	0.47		1.69	0.82	(2.48)	(0.30)	1.31
Less distributions from:
Net investment income	(0.50)		(0.98)	(0.77)	(0.35)	(0.29)	(0.44)
Net realized gains	—		—	—	(0.07)	—	(0.08)
Total distributions	(0.50)		(0.98)	(0.77)	(0.42)	(0.29)	(0.52)
Net asset value, end of period	$23.72		$23.75	$23.04	$22.99	$25.89	$26.48
Total return (3)	2.02	% (6)	7.44%	3.62%	(9.64)%	(1.15)%	5.16%
Net assets, at end of period (000s)	$381,938		$332,550	$232,661	$223,013	$238,225	$166,829
Ratio of gross expenses to average net assets (5)	0.42%		0.43%	0.44%	0.45%	0.44%	0.49%
Ratio of net expenses to average net assets (5)	0.42%		0.43%	0.44%	0.45%	0.44%	0.49%
Ratio of net investment income to average net assets (5)	4.33%		4.17%	3.43%	1.56%	1.04%	1.75%
Portfolio Turnover Rate (2)	13	% (6)	26%	45%	47%	126%	35%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not accord with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$42.33		$32.65	$31.72	$44.17	$35.98	$29.52
Activity from investment operations:
Net investment income (1)	0.27		0.38	0.34	0.35	0.43	0.41
Net realized and unrealized gain (loss) on investments	(2.82)		9.70	0.89	(5.81)	8.39	6.43
Total from investment operations	(2.55)		10.08	1.23	(5.46)	8.82	6.84
Less distributions from:
Net investment income	(0.21)		(0.40)	(0.30)	(0.33)	(0.43)	(0.38)
Net realized gains	—		—	—	(6.66)	(0.20)	—
Total distributions	(0.21)		(0.40)	(0.30)	(6.99)	(0.63)	(0.38)
Net asset value, end of period	$39.57		$42.33	$32.65	$31.72	$44.17	$35.98
Total return (3)	(6.04	)% (6)	31.02%	3.91%	(14.69)%	24.79%	23.50%
Net assets, at end of period (000s)	$306,690		$353,442	$308,537	$277,538	$295,962	$149,320
Ratio of gross expenses to average net assets (4)(5)	0.42%		0.41%	0.43%	0.45%	0.42%	0.48%
Ratio of net expenses to average net assets (5)	0.35%		0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (5)	1.32%		0.99%	1.06%	1.05%	1.04%	1.31%
Portfolio Turnover Rate (2)	7	% (6)	26%	33%	28%	100%	60%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents the ratio of gross expenses to average net assets absent of fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020
Net asset value, beginning of period	$30.06		$27.77	$26.32	$33.64	$29.40	$26.51
Activity from investment operations:
Net investment income (1)	0.45		0.72	0.70	0.61	0.81	0.36
Net realized and unrealized gain (loss) on investments	3.19		2.38	1.38	(3.36)	4.22	2.81
Total from investment operations	3.64		3.10	2.08	(2.75)	5.03	3.17
Less distributions from:
Net investment income	(0.28)		(0.81)	(0.63)	(0.60)	(0.79)	(0.28)
Net realized gains	—		—	—	(3.97)	—	—
Total distributions	(0.28)		(0.81)	(0.63)	(4.57)	(0.79)	(0.28)
Net asset value, end of period	$33.42		$30.06	$27.77	$26.32	$33.64	$29.40
Total return (3)	12.22	% (5)	11.20%	8.01%	(9.32)%	17.11%	12.29%
Net assets, at end of period (000s)	$329,220		$302,085	$227,689	$140,829	$111,009	$77,902
Ratio of net expenses to average net assets (4)	0.64%		0.66%	0.73%	0.80%	0.69%	0.94%
Ratio of net investment income to average net assets (4)	2.98%		2.40%	2.55%	2.29%	2.38%	1.44%
Portfolio Turnover Rate (2)	12	% (5)	34%	37%	61%	106%	27%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes to financial statements.

Inspire Tactical Balanced ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021	November 30, 2020 (1)
Net asset value, beginning of period	$28.33		$23.67	$23.37	$30.09	$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.12		0.36	0.57	0.21	0.20	0.08
Net realized and unrealized gain (loss) on investments	(1.62)		4.66	0.34	(4.22)	4.93	1.21
Total from investment operations	(1.50)		5.02	0.91	(4.01)	5.13	1.29
Less distributions from:
Net investment income	(0.17)		(0.36)	(0.61)	(0.11)	(0.25)	(0.03)
Net realized gains	—		—	—	(2.60)	(1.05)	—
Total distributions	(0.17)		(0.36)	(0.61)	(2.71)	(1.30)	(0.03)
Net asset value, end of period	$26.66		$28.33	$23.67	$23.37	$30.09	$26.26
Total return (4)	(5.31	)% (6)	21.38%	4.03%	(14.63)%	20.49%	5.18	% (6)
Net assets, at end of period (000s)	$78,643		$95,601	$83,430	$105,734	$109,824	$71,552
Ratio of net expenses to average net assets (5)	0.72%		0.71%	0.71%	0.69%	0.69%	0.80%
Ratio of net investment income to average net assets (5)	0.90%		1.38%	2.46%	0.84%	0.70%	0.81%
Portfolio Turnover Rate (3)	218	% (6)	52%	314%	469%	114%	282	% (6)

(1)	The Inspire Tactical Balanced ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Momentum ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021 (1)
Net asset value, beginning of period	$32.75		$25.41	$24.05	$29.30	$25.00
Activity from investment operations:
Net investment income (2)	0.11		0.19	0.27	0.28	0.08
Net realized and unrealized gain (loss) on investments	(0.79)		7.40	1.33	(4.21)	4.26
Total from investment operations	(0.68)		7.59	1.60	(3.93)	4.34
Less distributions from:
Net investment income	(0.08)		(0.25)	(0.24)	(0.24)	(0.04)
Net realized gains	—		—	—	(1.08)	—
Total distributions	(0.08)		(0.25)	(0.24)	(1.32)	(0.04)
Net asset value, end of period	$31.99		$32.75	$25.41	$24.05	$29.30
Total return (4)	(2.06	)% (6)	30.00%	6.72%	(13.89)%	17.35	% (6)
Net assets, at end of period (000s)	$79,181		$74,504	$45,096	$40,282	$43,944
Ratio of gross expenses to average net assets (5)	0.88%		0.96%	1.03%	1.28%	1.02%
Ratio of net expenses to average net assets (5)	0.80%		0.80%	0.80%	0.95%	1.02%
Ratio of net investment income to average net assets (5)	0.69%		0.64%	1.11%	1.18%	0.27%
Portfolio Turnover Rate (3)	14	% (6)	82%	11%	95%	270	% (6)

(1)	The Inspire Momentum ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire Fidelis Multi Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period Presented

	Six Months Ended
	May 31, 2025		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2024	November 30, 2023	November 30, 2022 (1)
Net asset value, beginning of period	$34.11		$27.15	$26.06	$25.00
Activity from investment operations:
Net investment income (2)	0.15		0.28	0.30	0.03
Net realized and unrealized gain (loss) on investments	(2.14)		7.03	1.01	1.05
Total from investment operations	(1.99)		7.31	1.31	1.08
Less distributions from:
Net investment income	(0.06)		(0.35)	(0.22)	(0.02)
Net realized gains	(1.90)		—	—	—
Total distributions	(1.96)		(0.35)	(0.22)	(0.02)
Net asset value, end of period	$30.16		$34.11	$27.15	$26.06
Total return (4)	(5.98	)% (6)	27.12%	5.09%	4.33	% (6)
Net assets, at end of period (000s)	$80,681		$94,647	$70,579	$46,915
Ratio of net expenses to average net assets (5)	0.69%		0.69%	0.76%	1.09%
Ratio of net investment income to average net assets (5)	0.99%		0.92%	1.13%	0.48%
Portfolio Turnover Rate (3)	112	% (6)	232%	235%	61	% (6)

(1)	The Inspire Fidelis Multi Factor ETF commenced operations on August 23, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Inspire 500 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	May 31, 2025		Period Ended
	(Unaudited)		November 30, 2024 (1)
Net asset value, beginning of period	$225.68		$200.00
Activity from investment operations:
Net investment income (2)	1.69		1.96
Net realized and unrealized gain (loss) on investments	(5.65)		24.95
Total from investment operations	(3.96)		26.91
Less distributions from:
Net investment income	(1.52)		(1.23)
Total distributions	(1.52)		(1.23)
Net asset value, end of period	$220.20		$225.68
Total return (4)	(1.73	)% (6)	13.52	% (6)
Net assets, at end of period (000s)	$335,803		$265,177
Ratio of net expenses to average net assets (5)	0.09%		0.09%
Ratio of net investment income to average net assets (5)	1.59%		1.38%
Portfolio Turnover Rate (3)	16	% (6)	9	% (6)

(1)	The Inspire 500 ETF commenced operations on March 25, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2025

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap ETF (“ISMD”), Inspire Corporate Bond ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ETF (“WWJD”), Inspire Tactical Balanced ETF (“RISN”), Inspire Momentum ETF (“GLRY”), Inspire Fidelis Multi Factor ETF (“FDLS”), and Inspire 500 ETF (“PTL”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire International Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the U.S. large cap stock market over the long term. GLRY’s investment objective seeks to outperform the results, before fees and expenses, of the broader U.S. stock market when momentum is in favor. FDLS’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the WI Fidelis Multi-Cap, Multi-Factor Index. PTL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 500 Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY commenced operations on December 7, 2020. FDLS commenced operations on August 23, 2022. PTL commenced operations on March 25, 2024.

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the adviser is deemed to be the Chief Operating Decision Maker (“CODM”) for the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s CODM to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non- traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the Funds’ adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to beilliquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk - Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk - When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk - Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. There is no context in this report for Inspire Impact scores. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$125,207,741	$—	$—		$125,207,741
Collateral For Securities Loaned	950,412	—	—		950,412
Preferred Stock	223,800	—	—		223,800
Right	—	—	—	^	—
Total	$126,381,953	$—	$—		$126,381,953

ISMD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$175,553,403	$—	$—		$175,553,403
Collateral For Securities Loaned	2,932,732	—	—		2,932,732
Rights	—	—	—	^	—
Total	$178,486,135	$—	$—		$178,486,135

IBD
Assets *	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$377,363,956	$—		$377,363,956
Total	$—	$377,363,956	$—		$377,363,956

BIBL
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$306,005,404	$—	$—		$306,005,404
Collateral For Securities Loaned	629,685	—	—		629,685
Total	$306,635,089	$—	$—		$306,635,089

WWJD
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$325,573,065	$—	$—		$325,573,065
Collateral For Securities Loaned	6,750,573	—	—		6,750,573
Preferred Stock	1,125,879	—	—		1,125,879
Total	$333,449,517	$—	$—		$333,449,517

RISN
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$62,919,364	$—	$—		$62,919,364
Exchange Traded Fund	15,295,821	—	—		15,295,821
Total	$78,215,185	$—	$—		$78,215,185

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$79,064,807	$—	$—	$79,064,807
Total	$79,064,807	$—	$—	$79,064,807

FDLS
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$80,429,346	$—	$—	$80,429,346
Collateral For Securities Loaned	882,654	—	—	882,654
Total	$81,312,000	$—	$—	$81,312,000

PTL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$334,581,464	$—	$—	$334,581,464
Total	$334,581,464	$—	$—	$334,581,464

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

BLES and ISMD held Level 3 securities at the end of the period. The securities classified as Level 3 for BLES and ISMD are deemed immaterial.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, RISN, GLRY, FDLS, PTL and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature,

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years November 30, 2022 - November 30, 2024 or expected to be taken in the Funds’ November 30, 2025, year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$18,706,291	$17,158,123
ISMD	$35,318,489	$33,490,525
IBD	$59,794,194	$46,037,401
BIBL	$24,401,099	$23,700,405
WWJD	$39,275,848	$37,813,903
RISN	$183,277,582	$180,262,827
GLRY	$10,534,042	$10,532,618
FDLS	$93,425,509	$91,658,263
PTL	$46,161,185	$45,598,524

For the six months ended May 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
BLES	$21,190,947	$7,246,773
ISMD	$17,699,436	$21,350,531
IBD	$60,638,012	$23,523,821
BIBL	$38,042,421	$62,737,298
WWJD	$20,362,091	$26,061,439
RISN	$14,472,176	$29,033,180
GLRY	$10,872,396	$4,575,375
FDLS	$25,070,354	$34,879,412
PTL	$100,493,508	$25,510,458

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Inspire Investing, LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended May 31, 2025, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
BLES	0.30%	$175,808
ISMD	0.30%	$275,621
IBD	0.30%	$545,997
BIBL	0.30%	$469,690
WWJD	0.45%	$681,950
RISN	0.50%	$206,086
GLRY	0.65%	$242,221
FDLS	0.45%	$180,400
PTL	0.09%	$124,069

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BIBL and GLRY, at least until March 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse BIBL and GLRY for other expenses to the extent necessary so that total expenses incurred (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.35% and 0.80% of average daily net assets for BIBL and GLRY, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and BIBL’s and GLRY’s operating expenses are subsequently lower than its expense limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

waived, and (ii) the Fund’s current expense cap at the time of recoupment. If a Fund’s operating expenses subsequently exceeds the expense limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2025, the Adviser waived fees and/or reimbursed expenses in the amount of $111,174 and $29,533 for BIBL and GLRY, respectively, pursuant to the Waiver Agreement.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

Ticker	11/30/2025	11/30/2026	11/30/2027
BLES	$3,420	$—	$—
BIBL	$279,811	$103,906	$186,741
GLRY	$88,117	$52,197	$101,431

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement).

The Board may terminate this expense reimbursement arrangement at any time on 60 days’ notice to the Adviser.

PTL’s unitary management fee is designed to pay PTL’s expenses and to compensate the Adviser for providing services for PTL. Out of the unitary management fee, the Adviser pays substantially all expenses of PTL, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired advisory fees, fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of PTL officers and Trustees, contractual indemnification of PTL service providers (other than the Adviser)). The Adviser, and not PTL’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY, FDLS and PTL. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the six months ended May 31, 2025, the fixed and variable fees were as follows:

Ticker	FIXED FEES	VARIABLE FEES
BLES	$5,000	$—
ISMD	$3,750	$—
IBD	$4,750	$—
BIBL	$4,750	$—
WWJD	$6,000	$—
RISN	$3,000	$—
GLRY	$2,500	$—
FDLS	$2,250	$—
PTL	$17,871	$—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
BLES	$500	0.50%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.50%
RISN	$250	0.00%
GLRY	$250	0.00%
FDLS	$250	0.00%
PTL	$777	0.00%

*	The maximum Transaction Fee may be up to 0.50% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024, and November 30, 2023, was as follows:

For the period ended November 30, 2024:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,698,930	$—	$—	$2,698,930
Inspire Small/Mid Cap ETF	2,458,940	—	—	2,458,940
Inspire Corporate Bond ETF	12,185,950	—	—	12,185,950
Inspire 100 ETF	3,597,375	—	—	3,597,375
Inspire International ETF	7,509,030	—	—	7,509,030
Inspire Tactical Balanced ETF	1,260,097	—	—	1,260,097
Inspire Momentum ETF	497,272	—	—	497,272
Inspire Fidelis Multi Factor ETF	954,623	—	—	954,623
Inspire 500 ETF	1,049,460	—	—	1,049,460

For the period ended November 30, 2023:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$2,630,640	$—	$—	$2,630,640
Inspire Small/Mid Cap ETF	1,603,670	—	—	1,603,670
Inspire Corporate Bond ETF	8,091,080	—	—	8,091,080
Inspire 100 ETF	2,666,835	—	—	2,666,835
Inspire International ETF	4,410,875	—	—	4,410,875
Inspire Tactical Balanced ETF	2,555,168	—	—	2,555,168
Inspire Momentum ETF	445,820	—	—	445,820
Inspire Fidelis Multi Factor ETF	464,685	—	—	464,685
Inspire 500 ETF	—	—	—	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$125,908	$—	$—	$(270,831)	$—	$13,329,708	$13,184,785
Inspire Small/Mid Cap ETF	118,957	—	—	(6,359,971)	—	27,699,750	21,458,736
Inspire Corporate Bond ETF	395,679	—	(17,399)	(19,295,056)	—	256,863	(18,659,913)
Inspire 100 ETF	191,127	—	—	(50,121,176)	—	55,570,538	5,640,489
Inspire International ETF	1,822,655	—	—	(8,265,988)	—	15,679,988	9,236,655
Inspire Tactical Balanced ETF	314,205	—	—	(8,649,357)	—	10,218,558	1,883,406
Inspire Momentum ETF	—	—	—	(5,126,569)	—	13,156,867	8,030,298
Inspire Fidelis Multi Factor ETF	1,440,360	3,830,589	—	—	—	11,824,429	17,095,378
Inspire 500 ETF	469,215	—	—	(348,593)	—	25,535,050	25,655,672

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on passive foreign investment companies, and adjustments on partnerships, passive foreign investment companies and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Inspire Corporate Bond ETF incurred and elected to defer such capital losses of $17,399.

At November 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized were as follows:

Portfolio	Short-Term	Long-Term	Total	Utilized
Inspire Global Hope ETF	$—	$270,831	$270,831	$8,009,402
Inspire Small/Mid Cap ETF	—	6,359,971	6,359,971	4,194,860
Inspire Corporate Bond ETF	5,115,998	14,179,058	19,295,056	—
Inspire 100 ETF	16,179,194	33,941,982	50,121,176	—
Inspire International ETF	1,769,309	6,496,679	8,265,988	9,422,565
Inspire Tactical Balanced ETF	8,649,357	—	8,649,357	7,216,149
Inspire Momentum ETF	3,966,565	1,160,004	5,126,569	821,820
Inspire Fidelis Multi Factor ETF	—	—	—	1,507,497
Inspire 500 ETF	348,593	—	348,593	—

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, adjustments for prior year tax returns, non-deductible expenses and distributions in excess, resulted in reclassifications for the Funds for the year ended November 30, 2024, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$18,214,827	$(18,214,827)
Inspire Small/Mid Cap ETF	17,356,209	(17,356,209)
Inspire Corporate Bond ETF	1,692,524	(1,692,524)
Inspire 100 ETF	36,964,800	(36,964,800)
Inspire International ETF	3,842,323	(3,842,323)
Inspire Tactical Balanced ETF	1,305,624	(1,305,624)
Inspire Momentum ETF	2,120,225	(2,120,225)
Inspire Fidelis Multi Factor ETF	5,229,093	(5,229,093)
Inspire 500 ETF	201,439	(201,439)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At May 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$114,470,310	$21,248,739	$(9,337,096)	$11,911,643
Inspire Small/Mid Cap ETF	185,051,474	22,042,632	(28,607,971)	(6,565,339)
Inspire Corporate Bond ETF	376,684,665	3,776,568	(3,097,277)	679,291
Inspire 100 ETF	287,062,806	47,621,441	(28,049,158)	19,572,283
Inspire International ETF	482,878,635	59,054,576	(208,483,694)	(149,429,118)
Inspire Tactical Balanced ETF	78,624,251	455,633	(864,699)	(409,066)
Inspire Momentum ETF	65,574,161	16,833,722	(3,343,076)	13,490,646
Inspire Fidelis Multi Factor ETF	75,450,591	9,022,862	(3,161,453)	5,861,409
Inspire 500 ETF	316,265,721	38,166,760	(19,851,017)	18,315,743

8.	SECURITIES LENDING

Each Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of May 31, 2025, the below table shows the securities on loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities. All individual open security loan transactions were overcollateralized. The remaining contractual maturity of those transactions are overnight and continuous. This cash is invested in the Fidelity Investments Money Market Government Portfolio – Institutional Class.

	Fair Value of	Collateral Value of
Ticker	Securities on Loan	Securities on Loan
BLES	$899,063	$950,412
ISMD	2,720,333	2,932,732
BIBL	585,480	629,685
WWJD	6,373,147	6,750,573
FDLS	857,601	882,654

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2025 the collateral consisted of institutional government money market funds.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of May 31, 2025:

		Overnight and	Up to	Greater than
Ticker	Collateral	Continuous	30 Days	30-90 days	90 days	Total
BLES	Fidelity Investments Money Market Government Portfolio - Institutional Class	$950,412	$—	$—	$—	$950,412
ISMD	Fidelity Investments Money Market Government Portfolio - Institutional Class	2,932,732	—	—	—	$2,932,732
BIBL	Fidelity Investments Money Market Government Portfolio - Institutional Class	629,685	—	—	—	$629,685
WWJD	Fidelity Investments Money Market Government Portfolio - Institutional Class	6,750,573	—	—	—	$6,750,573
FDLS	Fidelity Investments Money Market Government Portfolio - Institutional Class	882,654	—	—	—	$882,654

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2025

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board declared the following distributions after May 31, 2025:

Ticker	Dividend Per Share	Record Date	Payable Date
BLES	$0.3845	6/26/2025	7/1/2025
ISMD	$0.1170	6/26/2025	7/1/2025
IBD	$0.0953	6/26/2025	7/1/2025
BIBL	$0.1203	6/26/2025	7/1/2025
WWJD	$0.4074	6/26/2025	7/1/2025
RISN	$0.0571	6/26/2025	7/1/2025
GLRY	$0.0334	6/26/2025	7/1/2025
FDLS	$0.1008	6/26/2025	7/1/2025
PTL	$0.7670	6/26/2025	7/1/2025

The Inspire ETFs
Additional Information (Unaudited)
May 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Inspire Investing, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 23, 2025, (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire Investing, LLC (“Inspire”) and the Trust, with respect to the Inspire 100 ETF (“Inspire 100”), Inspire Corporate Bond ETF (“Inspire CB”), Inspire Fidelis Multi-Factor ETF (“Inspire FMF”), Inspire Global Hope ETF (“Inspire GH”), Inspire Momentum ETF (“Inspire ME”), Inspire International ETF (“Inspire IE”), Inspire Small/Mid Cap ETF (“Inspire SMC”) and Inspire Tactical Balanced ETF (“Inspire TBE”). In considering the renewal of the Inspire Advisory Agreement, the Board received materials specifically relating to the Inspire Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Inspire Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement on behalf of Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing each of Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE and noted that that there was a change in the chief compliance officer. The Board further noted that the change in chief compliance officer did not affect the services performed by Inspire, including its compliance program, and the new chief compliance officer had sufficient credentials. The Board noted that Inspire provided research, portfolio design, trade order management and distribution efforts for each of Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE. The Board observed that Inspire selected broker-dealers that could provide clients with best execution, including price, service and settlement. The Board noted that Inspire’s portfolio managers utilized Bloomberg to monitor trading activity of each of

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2025

the Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE throughout each trading day to monitor bid/ask spreads, net asset value to market price differences and the daily volume. The Board reviewed the improvements that Inspire made to its policies and procedures regarding its cybersecurity infrastructure, including new computers with enhanced systems and a new firewall for the home office. The Board noted that Inspire reported no material data security incidents. The Board reviewed Inspire’s practice for monitoring compliance, which included the use of checklists to track prospectus language, disclosures and limitations for every trade executed. The Board concluded that it could expect Inspire to continue providing high quality services to each of the Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE.

Performance.

Inspire 100. The Board observed that Inspire 100 maintained a tight bid/ask spread with low tracking error to the index it seeks to track. The Board noted that Inspire 100 ranked 10th out of 14 peers with respect to its net returns for the 1-year period ended October 31, 2024. The Board further noted that Inspire 100 slightly underperformed the index it seeks to track, the Inspire 100 Index. The Board considered Inspire’s explanation that the underperformance could be attributed to Inspire 100’s expense ratio and the small cash reserve carried in the Inspire 100. The Board concluded that Inspire 100’s tracking error was acceptable.

Inspire CB. The Board noted that Inspire CB maintained a tight bid/ask spread with moderately low tracking error to the index it seeks to track. The Board observed that Inspire CB ranked 10th out of 10 peers with respect to its net returns for the 1-year period ended October 31, 2024 and 2nd out of 9 peers for the 3-year period ended October 31, 2024. The Board further observed that Inspire CB ranked 1st out of 10 peers with respect to standard deviation for the 1-year period ended October 31, 2024. The Board noted that Inspire CB underperformed the benchmark it seeks to track, the Inspire Corporate Bond Index across all periods. The Board noted Inspire’s explanation that the underperformance could be attributed to Inspire CB’s expenses, the cash reserves held, and the optimized process used to replicate the characteristics of the index. The Board concluded that Inspire CB’s tracking error was acceptable.

Inspire ME. The Board noted that Inspire ME underperformed its benchmark index, the S&P Midcap 400 Index, and the medians of its peer group and Morningstar category across all periods. The Board observed that Inspire ME ranked 9th out of 9 peers with respect to net returns and 1st out of 9 peers with respect to standard deviation for the 1-year period ended October 31, 2024. The Board acknowledged Inspire’s assertion that the underperformance could be attributed to Inspire ME’s focus on momentum factors for security selection, which have been underperforming in the broader markets over the past year. The Board concluded that Inspire ME’s performance was acceptable.

Inspire FMF. The Board observed that Inspire FMF maintained a tight bid/ask spread with low tracking error to the index it seeks to track. The Board noted that Inspire FMF ranked 14th out of 14 peers with respect to its net returns for the 1-year period ended October 31, 2024 and 8th out of 11 peers since inception. The Board observed that Inspire FMF slightly underperformed

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2025

its benchmark index, the WI Fidelis Multi-Cap Multi-Factor Index. The Board noted Inspire’s assertion that the quantitative and qualitative factors used in the index Inspire FMF seeks to replicate have been out of favor in the most recent market environment. The Board concluded that Inspire FMF’s tracking error was acceptable.

Inspire GH. The Board observed that Inspire GH maintained a fairly tight bid/ask spread with low tracking error to the index it seeks to track. The Board noted that Inspire GH ranked 5th out of 9 peers with respect to its net returns for the 1-year period ended October 31, 2024. The Board observed that Inspire GH trailed its benchmark index, the Inspire Global Hope Index, across all periods. The Board noted Inspire’s assertion that the underperformance could be attributed to Inspire GH’s expense ratio and small cash reserves. The Board concluded that Inspire GH’s tracking error was acceptable.

Inspire IE. The Board noted that Inspire IE maintained a fairly tight bid/ask spread with low tracking error to the index it seeks to track. The Board noted that Inspire IE ranked 3rd out of 13 peers with respect to its net returns for the 1-year period ended October 31, 2024. The Board observed that Inspire IE trailed its benchmark index, the Inspire International Index, for the 1- year and 3-year periods ended October 31, 2024, but outperformed the benchmark index for the 5-yer period ended October 31, 2024 and since inception. The Board concluded that Inspire IE’s tracking error was acceptable.

Inspire SMC. The Board observed that Inspire SMC maintained a fairly tight bid/ask, spread and low tracking error to the index it seeks to track. The Board noted that Inspire SMC ranked 9th out of 13 peers with respect to its net returns for the 1-year period ended October 31, 2024. The Board further noted that the Inspire SMC trailed its benchmark index, the Inspire Small/Mid Cap Index, across all periods. The Board concluded that Inspire SMC’s tracking error was acceptable.

Inspire TBE. The Board observed that Inspire TBE outperformed its benchmark index, the S&P Target Risk Moderate Index, and Morningstar category and peer group averages for the 1-year period ended October 31, 2024. The Board further observed that the Inspire TBE outperformed its peer group median and benchmark index since inception. The Board noted that Inspire TBE ranked 4th out of 13 peers in terms of net returns for the 1-year period ended October 31, 2024. The Board concluded that Inspire TBE’s performance was acceptable.

Fees and Expenses.

Inspire 100. The Board noted that Inspire’s advisory fee for Inspire 100 of 0.30% and net expense ratio of 0.35% were higher than its peer group and Morningstar category medians and averages, but below the highs of each. The Board observed that the advisory fee for Inspire 100 ranked 10th out of 14 peers. The Board acknowledged Inspire’s explanation that the advisory fee was reasonable. The Board further noted the expense caps in place for Inspire 100 to limit the net expense ratio. The Board concluded that the advisory fee for Inspire 100 was not unreasonable.

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2025

Inspire CB. The Board noted that Inspire’s advisory fee for Inspire CB of 0.30% and net expense ratio of 0.45% were higher than its peer group and Morningstar category medians and averages, but lower than the highs of the Morningstar category. The Board observed that the advisory fee for Inspire CB ranked 10th out of 10 peers. The Board acknowledged Inspire’s explanation that the advisory fee was reasonable. The Board concluded that the advisory fee for Inspire CB was not unreasonable.

Inspire ME. The Board observed that Inspire’s advisory fee for Inspire ME of 0.65% was lower than the peer group and Morningstar category medians and averages. The Board further observed that Inspire ME’s net expense ratio of 0.80% was higher than the Morningstar category average, but equal to the Morningstar category median and peer group average and lower than the peer group median. The Board further noted the expense caps in place for Inspire ME to limit the net expense ratio. The Board concluded that the advisory fee for Inspire ME was not unreasonable.

Inspire FMF. The Board observed that Inspire’s advisory fee for Inspire FMF of 0.45% and net expense ratio of 0.69% were higher than its peer group and Morningstar category averages and medians, but lower than the highs of each. The Board observed that the advisory fee for Inspire FMF ranked 9th out of 14 peers. The Board acknowledged Inspire’s explanation that the advisory fee was reasonable. The Board concluded that the advisory fee for Inspire FMF was not unreasonable.

Inspire GH. The Board noted that Inspire GH’s advisory fee of 0.30% for Inspire GH was lower than the peer group and Morningstar category averages and medians. The Board further noted that Inspire GH’s net expense ratio of 0.52% was higher than its Morningstar category and peer group medians and averages but lower than the highs of each. The Board observed that the advisory fee for Inspire GH ranked 3rd out of 9 peers. The Board concluded that the advisory fee for Inspire GH was not unreasonable.

Inspire IE. The Board observed that Inspire’s advisory fee for Inspire IE of 0.45% was higher than the peer group and Morningstar category medians and averages but below the highs of each. The Board further observed that the net expense ratio of Inspire IE of 0.63% was greater than Morningstar category and peer group medians and averages and higher than the peer group high but lower than the high of the Morningstar category. The Board observed that the advisory fee for Inspire IE ranked 12th out of 13 peers. The Board acknowledged Inspire’s explanation that the advisory fee was reasonable for an international and emerging markets fund. The Board concluded that the advisory fee for Inspire IE was not unreasonable.

Inspire SMC. The Board observed that Inspire’s advisory fee of 0.30% for Inspire SMC was higher than its Morningstar category average and median, as well as the peer group median, but equal to the peer group average and lower than the high of the Morningstar category. The Board further observed that the net expense ratio of 0.49% of Inspire SMC was higher than the peer group and Morningstar category medians and averages but lower than the highs of each. The Board noted that the advisory fee for Inspire SMC ranked 8th out of 13 peers. The Board concluded that the advisory fee for Inspire SMC was not unreasonable.

The Inspire ETFs
Additional Information (Unaudited)(Continued)
May 31, 2025

Inspire TBE. The Board observed that Inspire’s advisory fee of 0.50% for Inspire TBE was lower than the peer group and Morningstar category medians and averages. The Board further observed that Inspire TBE’s net expense ratio of 0.71% was higher than the peer group and Morningstar category medians and averages but below the highs of each. The Board observed that Inspire TBE’s advisory fee ranked 1st out of 13 peers. The Board concluded that the advisory fee for Inspire TBE was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Inspire. The Board observed that Inspire was earning a modest profit from Inspire ME, Inspire FMF and Inspire TBE and a reasonable profit for Inspire 100, Inspire CB, Inspire GH, Inspire IE and Inspire SMC. The Board noted Inspire’s assertion that the profits were reasonable given the risks associated with providing advisory services. The Board determined that the level of profitability was not an issue and was not excessive for Inspire with respect to each of Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE at this time.

Economies of Scale. The Board considered whether Inspire economies of scale had been reached with respect to the management of Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE. The Board noted that Inspire had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

Conclusion. Having requested such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that the renewal of the advisory agreement with Inspire was in the best interests of Inspire 100, Inspire CB, Inspire ME, Inspire FMF, Inspire GH, Inspire IE, Inspire SMC and Inspire TBE and their future shareholders.

 PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by (i) calling 1-877-658-9473 (ii) visiting the Funds’ website at https://www.inspireetf.com (iii) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISER

Inspire Investing, LLC

3597 E Monarch Sky Lane, Suite 330

Meridian, ID 83646

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By	(Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	08/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Wendy Wang
Wendy Wang Principal Executive Officer/President

Date	08/08/25

By	(Signature and Title)
/s/ Sam Singh
Sam Singh Principal Financial Officer/Treasurer

Date	08/08/25